     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 20, 2001


                                                      REGISTRATION NO. 333-47527
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 3

                                       TO

                                    FORM S-6
                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                            ------------------------

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                        VARIABLE LIFE SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                               1000 WOODBURY ROAD
                            WOODBURY, NEW YORK 11797
         (Name and Address of Principal Executive Office of Depositor)

                            ------------------------


                               MICHAEL S. FISCHER


                                 CHIEF COUNSEL

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                           20 WASHINGTON AVENUE SOUTH
                             MINNEAPOLIS, MN 55440
                            ------------------------


It is proposed that this filing will become effective

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on           , 2001 pursuant to paragraph (a) of Rule 485

                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
        VARIABLE LIFE CONTRACTS ISSUED BY A REGISTERED SEPARATE ACCOUNT.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                        VARIABLE LIFE SEPARATE ACCOUNT I

                             CROSS REFERENCE SHEET
                         (RECONCILIATION AND TIE SHEET)

ITEM NUMBER OF
 FORM N-8B-2                       HEADING IN THE PROSPECTUS
--------------                     -------------------------
       1          Cover Page
       2          Cover Page
       3          Not Applicable
       4          Distribution of the Policies
       5          ReliaStar Life Insurance Company of New York; The Variable
                  Account
       6          The Variable Account
       7          Not Applicable
       8          Not Applicable
       9          Not Applicable
      10          Summary; Death Benefit; Payment and Allocation of Premiums;
                  Death Benefit Guarantee; Accumulation Value; Policy Lapse
                  and Reinstatement; Surrender Benefits; Additional
                  Information on the Investments of the Variable Account;
                  Transfers; Policy Loans; Free Look and Conversion Rights;
                  Voting Rights; General Provisions; Appendix A; Appendix B
      11          Deductions and Charges; Additional Information on the
                  Investments of the Variable Account
      12          Additional Information on the Investments of the Variable
                  Account
      13          Deductions and Charges
      14          The Policies; General Provisions; Distribution of the
                  Policies
      15          Payment and Allocation of Premiums; Additional Information
                  on the Investments of the Variable Account
      16          Payment and Allocation of Premiums; Surrender Benefits;
                  Additional Information on the Investments of the Variable
                  Account
      17          Surrender Benefits; Policy Loans; Free Look and Conversion
                  Rights; General Provisions
      18          The Variable Account; Additional Information on the
                  Investments of the Variable Account; Payment and Allocation
                  of Premiums
      19          Voting Rights; General Provisions
      20          Not Applicable
      21          Policy Loans
      22          Not Applicable
      23          Bonding Arrangements
      24          Definitions; General Provisions
      25          ReliaStar Life Insurance Company of New York
      26          Not Applicable
      27          ReliaStar Life Insurance Company of New York
      28          Management
      29          ReliaStar Life Insurance Company of New York
      30          Not Applicable
      31          Not Applicable
      32          Not Applicable
      33          Not Applicable
      34          Not Applicable
      35          Not Applicable
      36          Not Applicable
      37          Not Applicable
      38          Distribution of the Policies
      39          Distribution of the Policies
      40          Distribution of the Policies

ITEM NUMBER OF
 FORM N-8B-2                       HEADING IN THE PROSPECTUS
--------------                     -------------------------
      41          Distribution of the Policies
      42          Management
      43          Not Applicable
      44          Additional Information on the Investments of the Variable
                  Account; Payment and Allocation of Premiums; Deductions and
                  Charges
      45          Not Applicable
      46          Additional Information on the Investments of the Variable
                  Account; Deductions and Charges
      47          Additional Information on the Investments of the Variable
                  Account
      48          ReliaStar Life Insurance Company of New York; State
                  Regulation
      49          Not Applicable
      50          The Variable Account
      51          Cover Page; The Policies; Death Benefit; Payment and
                  Allocation of Premiums; Deductions and Charges; Policy Lapse
                  and Reinstatement; General Provisions; Free Look and
                  Conversion Rights
      52          Additional Information on the Investments of the Variable
                  Account
      53          Federal Tax Matters
      54          Not Applicable
      55          Not Applicable
      56          Not Applicable
      57          Not Applicable
      58          Not Applicable
      59          Financial Statements

                              [ING RELIASTAR LOGO]

                  ReliaStar Life Insurance Company of New York
                               1000 Woodbury Road
                            Woodbury, New York 11797
                     -------------------------------------

                        VARIABLE ESTATE DESIGN POLICIES
                                   ISSUED BY
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                        VARIABLE LIFE SEPARATE ACCOUNT I
                                       OF
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

     ReliaStar Life Insurance Company of New York is offering the survivorship flexible premium variable life insurance policy described in this prospectus. ReliaStar designed the Policy to provide (1) a death benefit payable when the surviving joint insured person dies; and (2) maximum flexibility regarding premium payments and death benefits. Subject to certain restrictions, Policy owners may:

     - vary the frequency and amount of premium payments;

     - increase or decrease the level of death benefits payable under the Policy; and

     - allocate premiums to:

          -- the Fixed Account, an account that provides a minimum specified rate of interest; and

          -- Sub-Accounts of ReliaStar Life Insurance Company of New York
             Variable Life Separate Account I, a variable account allowing you to invest in certain portfolios of the following Funds:

AIM Variable Insurance Funds
The Alger American Fund
Fidelity Variable Insurance Products Fund
Fidelity Variable Insurance Products Fund II

The GCG Trust

Janus Aspen Series
Neuberger Berman Advisers Management Trust
OCC Accumulation Trust
Pilgrim Variable Products Trust
Putnam Variable Trust

     If you allocate net premiums to Sub-Accounts of ReliaStar Life Insurance Company of New York Variable Life Separate Account I, the amount of the Policy's death benefit may, and the total value attributed to a Policy will, vary to reflect the investment performance of the Sub-Accounts you select.


     The Policy's primary purpose is to provide insurance protection for the beneficiary. ReliaStar does not claim that investing in the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund. Please note that replacing your existing insurance coverage with the Policy might not be to your advantage.


     Generally, the Policy will remain in force as long as the cash surrender value (that is, the amount that ReliaStar would pay if you surrender the Policy) is sufficient to pay certain monthly charges. However, under certain circumstances the Policy provides a death benefit guarantee that allows the Policy to remain in force without regard to the cash surrender value. See "Death Benefit Guarantee."

     Interests in the Policies and shares of the Funds are not deposits or obligations of or guaranteed by a bank, and are not Federally insured by the Federal Deposit Insurance Corporation or any other governmental agency.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. CALL 1-800-456-6965 TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE FUNDS. A CURRENT PROSPECTUS FOR EACH OF THE FUNDS MUST ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.


     THE DATE OF THIS PROSPECTUS IS MAY 1, 2001.

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
DEFINITIONS.................................................      5
PART 1. SUMMARY
The Policy..................................................      7
Free Look Rights............................................      8
Premium Payments............................................      8
Charges Against Premium Payments............................      8
Transfer and Partial Withdrawal Charges.....................      8
Charges Against the Accumulation Value......................      8
Charge Upon Lapse or Total Surrender of the Policy..........      9
Investment Advisory Fees and Other Fund Expenses............      9
The Variable Account........................................     11
The Fixed Account...........................................     12
The Funds...................................................     12
Surrenders..................................................     15
Partial Withdrawals.........................................     15
Loans.......................................................     15
Transfers...................................................     16
Death Benefit Overview......................................     16
Adjusting the Death Benefit.................................     16
Death Benefit Guarantee.....................................     16
Lapse.......................................................     16
Taxation of Death Benefit Proceeds..........................     17
Taxation of the Policy......................................     17
PART 2. DETAILED INFORMATION
ReliaStar Life Insurance Company of New York................     17
The Policies................................................     17
Deductions and Charges......................................     18
  Premium Expense Charge....................................     18
  Monthly Deduction.........................................     18
     Cost of Insurance......................................     18
     Monthly Administrative Charge..........................     19
     Monthly Amount Charge..................................     19
     Monthly Mortality and Expense Risk Charge..............     19
     Optional Insurance Benefit Charges.....................     19
  Surrender Charge..........................................     19
  Partial Withdrawal and Transfer Charges...................     20
  Modification of Charges...................................     20
The Variable Account........................................     21
  Investments of the Variable Account.......................     21
  Performance Information...................................     21
Death Benefit...............................................     22
  Death Benefit Options.....................................     23
     Level Amount Option....................................     23
     Illustration of Level Amount Option....................     23
     Variable Amount Option.................................     24
     Illustration of Variable Amount Option.................     24
     Which Death Benefit Option to Choose...................     24
     Optional Survivorship Term Insurance Rider.............     24
Requested Changes in Face Amount............................     24
  Increases.................................................     25
  Decreases.................................................     25
  Effect of Requested Changes in Face Amount................     25

                                                                PAGE
                                                                ----
Insurance Protection........................................     26
Changing the Death Benefit Option...........................     27
Payment and Allocation of Premiums..........................     27
  Issuing the Policy........................................     27
     Coverage...............................................     27
     Minimum Initial Premium................................     28
     Temporary Insurance....................................     28
  Allocating Premiums.......................................     28
     Crediting New Premiums.................................     28
     Refunding Premiums.....................................     28
  Amount and Timing of Premiums.............................     29
  Planned Periodic Premiums.................................     29
  Unscheduled Additional Premiums...........................     29
  Paying Premiums by Mail...................................     30
Death Benefit Guarantee.....................................     30
  Requirements for the Death Benefit Guarantee..............     31
Accumulation Value..........................................     31
Illustration of Policy Benefits.............................     32
Specialized Uses of the Policy..............................     32
Policy Lapse and Reinstatement..............................     33
  Lapse.....................................................     33
  Reinstatement.............................................     33
Surrender Benefits..........................................     33
  Total Surrender...........................................     33
  Partial Withdrawal........................................     33
  Effect of Partial Withdrawal(s)...........................     34
Transfers...................................................     34
  Telephone/Fax Instructions................................     35
  Excessive Trading.........................................     35
  Dollar Cost Averaging Service.............................     36
  Portfolio Rebalancing Service.............................     36
  Transfer Limits...........................................     37
  Transfer Charges..........................................     37
Policy Loans................................................     37
  General...................................................     37
  Immediate Effect of Policy Loans..........................     37
  Effect on Investment Performance..........................     38
  Effect on Policy Coverage.................................     38
  Interest..................................................     38
  Repayment of Loan Amount..................................     38
  Tax Considerations........................................     39
Free Look and Conversion Rights.............................     39
  Free Look Rights..........................................     39
  Not Taken Policies........................................     39
  Conversion Rights.........................................     39
     General Option.........................................     39
  Additional Information on the Investments of the Variable
     Account................................................     39
     Investment Limits......................................     39
     Addition, Deletion, or Substitution of Investments.....     40
Voting Rights...............................................     41
  Disregard of Voting Instructions..........................     41
General Provisions..........................................     42
  Ownership.................................................     42
  Proceeds..................................................     42

                                                                PAGE
                                                                ----
  Beneficiary...............................................     42
  Postponement of Payments..................................     43
  Settlement Options........................................     43
     Interest on Settlement Options.........................     43
  Incontestability..........................................     44
  Misstatement of Age and Sex...............................     44
  Suicide...................................................     44
  Termination...............................................     44
  Amendment.................................................     44
  Reports...................................................     45
     Annual Statement.......................................     45
     Projection Report......................................     45
     Other Reports..........................................     45
  Dividends.................................................     45
  Collateral Assignment.....................................     45
  Optional Insurance Benefits...............................     45
     Policy Split Option Rider (PSO)........................     45
     Survivorship Term Rider (STR)..........................     45
     Four Year Term Rider (FTR).............................     46
Federal Tax Matters.........................................     46
  Introduction..............................................     46
  Tax Status of the Policy..................................     46
  Tax Treatment of Policy Benefits..........................     47
       In General...........................................     47
       Modified Endowment Contracts.........................     47
       Distributions from Modified Endowment Contracts......     47
       Distributions for Policies That Are Not Modified
        Endowment Contracts.................................     47
       Policy Loans.........................................     48
       Multiple Policies....................................     48
       Business Uses of Policy..............................     48
       Other Tax Considerations.............................     48
     Possible Changes in Taxation...........................     48
     Other Considerations...................................     48
     Taxation of ReliaStar Life Insurance Company of New
      York..................................................     49
Distribution of the Policies................................     49
Management..................................................     50
  Directors and Officers....................................     50
State Regulation............................................     55
Legal Proceedings...........................................     55
Bonding Arrangements........................................     55
Legal Matters...............................................     55
Experts.....................................................     56
Registration Statement Contains Further Information.........     56
Financial Statements........................................     56
Appendices..................................................    A-1


THE POLICY MAY NOT BE AVAILABLE IN ALL JURISDICTIONS. THIS PROSPECTUS CONSTITUTES AN OFFERING OR SOLICITATION ONLY IN THOSE JURISDICTIONS WHERE SUCH OFFERING OR SOLICITATION MAY LAWFULLY BE MADE.

RELIASTAR HAS NOT AUTHORIZED ANY PERSON TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS REGARDING THE POLICY OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE ACCOMPANYING FUND PROSPECTUSES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS.

DEFINITIONS


ACCUMULATION VALUE. The total value attributable to a specific Policy, which equals the sum of the Variable Accumulation Value (the total of the values in each Sub-Account of the Variable Account) and the Fixed Accumulation Value (the value in the Fixed Account). See "Accumulation Value" at page 31 and Appendix B.


AVERAGE AGE. The sum of the ages of the Joint Insureds divided by two rounded to the higher age.

CASH SURRENDER VALUE. The Accumulation Value less any Surrender Charge, Loan
     Amount and unpaid Monthly Deductions.

CASH VALUE. The Accumulation Value less any Surrender Charge.

CODE. Internal Revenue Code of 1986, as amended.


DEATH BENEFIT. The amount determined under the applicable Death Benefit Option.
     We will reduce the proceeds payable to the beneficiary upon the death of the Surviving Joint Insured by any Loan Amount and any unpaid Monthly Deductions. See "Death Benefit" at page 22.



DEATH BENEFIT GUARANTEE. A feature of the Policy guaranteeing that the Policy will not lapse during the Death Benefit Guarantee Period specified in your Policy if, on each Monthly Anniversary, the total premiums paid on the Policy, less any partial withdrawals and any Loan Amount, equals or exceeds the total required Minimum Monthly Premium payments specified in your Policy. See "Death Benefit Guarantee" at page 30.



DEATH BENEFIT OPTION. Either of two death benefit options available under the Policy (the Level Amount Option and the Variable Amount Option). See "Death Benefit -- Death Benefit Options" at page 23.



FACE AMOUNT. The minimum Death Benefit under the Policy to age 100 of the younger Joint Insured as long as the Policy remains in force. See "Death Benefit" at page 22.


FIXED ACCOUNT. ReliaStar Life Insurance Company of New York's assets other than those allocated to the Variable Account or any other separate account. See Appendix A.


FIXED ACCUMULATION VALUE. The value attributable to a specific Policy based upon amounts in the Fixed Account. Unlike the Variable Accumulation Value, the Fixed Accumulation Value will not reflect the investment performance of the Funds. See "Accumulation Value" at page 31 and Appendix B.



FUNDS. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests. See "Investments of the Variable Account" at page 21.


ISSUE DATE. The date insurance coverage under a Policy begins.

JOINT INSUREDS. The persons upon whose lives we issue this Policy.


LOAN AMOUNT. The sum of all unpaid Policy loans including unpaid interest due thereon. See "Policy Loans" at page 37.



MINIMUM MONTHLY PREMIUM. A monthly premium amount that we determine when we issue the Policy. See "Death Benefit Guarantee" at page 30.


MONTHLY ANNIVERSARY. The same date in each succeeding month as the Policy Date.
     If the Monthly Anniversary falls on a date other than a Valuation Date, then the Monthly Anniversary will be the next Valuation Date. The first Monthly Anniversary is on the Policy Date.


MONTHLY DEDUCTION. A monthly charge that we deduct from the Accumulation Value of the Policy. See "Deductions and Charges -- Monthly Deduction" at page 18.


NET PREMIUM. The gross premium you pay less a Premium Expense Charge.


PLANNED PERIODIC PREMIUM. The scheduled premium selected by you of a level amount at a fixed interval. The Policy will show the initial Planned Periodic Premium you select. See "Payment and Allocation of
     Premiums -- Planned Periodic Premiums" at page 29.


POLICY. The survivorship flexible premium variable life insurance policy described in this Prospectus.

POLICY ANNIVERSARY. The same date in each succeeding year as the Policy Date. If the Policy Anniversary falls on a date other than a Valuation Date, the Policy Anniversary will be considered to be the next Valuation Date.

POLICY DATE. The date shown on your Policy that ReliaStar uses to determine
     Policy Years, Policy Months, Monthly Anniversaries and Policy
     Anniversaries.

POLICY MONTH. A one-month period beginning on a Monthly Anniversary.

POLICY YEAR. A 12-month period beginning on a Policy Anniversary.


PREMIUM EXPENSE CHARGE. An amount (6.25% in Policy Years 1-10 and 3.75% thereafter) ReliaStar deducts from each premium payment. See "Deductions and Charges -- Premium Expense Charge" at page 18.


RATE CLASS. A group of Insureds we determine based on our expectation that they will have similar mortality experience.

SEC. Securities and Exchange Commission.

SIGNATURE GUARANTEE. A guarantee of your signature by a member firm of the New
     York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation, or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. that has entered into an appropriate agreement with us.

SUB-ACCOUNT. A sub-division of the Variable Account that invests exclusively in the shares of a specified Fund.


SURRENDER CHARGE. A charge imposed upon total surrender or lapse of the Policy during the first 15 Policy Years and the first 15 years following any requested increase in Face Amount. See "Deductions and Charges -- Surrender Charge" at page 19.


SURVIVING JOINT INSURED. The Joint Insured who remains alive after the other
     Joint Insured has died.

UNIT VALUE. The unit measure by which we determine the value of the Policy's interest in each Sub-Account. See Appendix B.

VALUATION DATE. Each day the New York Stock Exchange is open for business except for days that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Rev. Dr. Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day.

VALUATION PERIOD. The period beginning at the close of business on a Valuation
     Date and ending at the close of business on the next Valuation Date. See Appendix B.


VARIABLE ACCOUNT. ReliaStar Life Insurance Company of New York Variable Life
     Separate Account I, a separate investment account we established to receive and invest Net Premiums paid under the Policy and other variable life insurance policies we issue. See "The Variable Account" at page 21.


VARIABLE ACCUMULATION VALUE. The value attributable to a specific Policy based upon amounts in the Variable Account. See "Accumulation Value" and Appendix B.

WE, US, OUR, THE COMPANY, OR RELIASTAR. ReliaStar Life Insurance Company of New
     York.

YOU, YOUR. The Policy owner(s) as designated in the application for the Policy or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy Owner. A collateral assignee is not the Policy owner.

PART 1. SUMMARY

     This is a brief summary of the Policy's features. Please read the entire Prospectus and the Policy for more detailed information.

THE POLICY


     Your Policy provides life insurance protection on the Insured. The Policy includes the basic Policy, applications, and riders or endorsements. As long as the Policy remains in force, we pay a Death Benefit at the death of the Insured. While your Policy is in force, you may access a portion of your Cash Surrender Value by taking loans or partial withdrawals.



     Life insurance is not a short-term investment. You should evaluate your need for life insurance coverage and this Policy's long-term potential and risks before purchasing a Policy.



     We pay compensation to firms for sales of this Policy. See "Distribution of the Policies."


     Under current Federal tax law, as long as the Policy qualifies as life insurance, Accumulation Value increases will be subject to the same Federal income tax treatment as traditional life insurance cash values. Therefore, any increases should accumulate on a tax deferred basis until you request a distribution. See "Federal Tax Matters -- Tax Status of the Policy." The following chart outlines the various features, charges and expenses of the Policies. Additional, detailed information pertaining to charges and expenses is contained in this Summary and in "Deductions and Charges."

                                     [LOGO]
                              How the Policy Works
                                PREMIUM PAYMENTS
                                     MINUS
                            PREMIUM EXPENSE CHARGES
                       Invested in Variable Sub-Accounts
                                or Fixed Account

                                            Fixed
                                           Account
                Variable Sub-Accounts      -------
AIM         Fidelity(R)         Neuberger           Pilgrim
     Alger               Janus   Berman    OpCap             Putnam
                                                                     GCG

                                      PLUS
                               INVESTMENT RETURN
                             (Net of Fund Expenses)
                                     MINUS

- Monthly Administrative           MONTHLY DEDUCTIONS      - Mortality and Expense
  Charge                                                   Risk Charge
                                         MINUS
- Cost of Insurance                                       - Optional Benefit Charges
- Monthly Amount Charge
                                  PARTIAL WITHDRAWALS
                                         EQUALS
                                   ACCUMULATION VALUE
                                Provides Living Benefits
                                   And Death Benefits
LIVING BENEFITS                                                 DEATH BENEFITS
ACCUMULATION VALUE                                            ACCUMULATION VALUE
MINUS                                                                PLUS
SURRENDER CHARGE                                              NET AMOUNT AT RISK
EQUALS                                                              EQUALS
CASH VALUE                                                      DEATH BENEFIT
MINUS                                                               MINUS
POLICY LOAN                                                      POLICY LOAN
EQUALS                                                              EQUALS
CASH SURRENDER VALUE                                        DEATH BENEFIT PROCEEDS

FREE LOOK RIGHTS


- If you return the Policy to us by midnight of the 10th day after you receive it, we will send you a refund of all premiums paid, unless otherwise stipulated by state law. See "Free Look and Conversion Rights."


PREMIUM PAYMENTS

-  You choose when to pay and how much to pay.

-  We may refuse to accept any premium less than $25.

-  You cannot pay additional premiums after age 100.

- We may refuse any premium that would disqualify your Policy as life insurance under Section 7702 of the Code.

- You may pay enough premiums to maintain the Death Benefit Guarantee to keep the Policy in force during at least the first several Policy Years. See "Death Benefit Guarantee" and "Payment and Allocation of Premiums -- Amount and Timing of Premiums."


- We deduct a Premium Expense Charge from each premium payment and credit the remaining premium (the Net Premium) to the Variable Account or the Fixed Account according to your instructions. See "Deductions and Charges -- Premium Expense Charge."



CHARGES AGAINST PREMIUM PAYMENTS



     We deduct the Premium Expense Charge from each premium payment. The Premium Expense Charge is 6.25% of each premium payment in Policy Years 1-10 and 3.75% of each premium after the tenth Policy Year.



TRANSFER AND PARTIAL WITHDRAWAL CHARGES



     We currently make no charge for the first 24 transfers in a Policy Year, and assess a $25 charge for each subsequent transfer. We currently assess a $10 charge for each partial withdrawal. The maximum transfer charge will not exceed $25 per transfer in excess of 12 per Policy Year and the maximum partial withdrawal charge will not exceed $25 per partial withdrawal. No transfer charge will be imposed on transfers that occur as a result of Policy loans or the exercise of conversion rights, the Dollar Cost Averaging or Portfolio Rebalancing Service, or automatic withdrawals.



CHARGES AGAINST THE ACCUMULATION VALUE



     The Accumulation Value of the Policy is subject to the Monthly Deduction charges. Except for the Monthly Mortality and Expense Risk Charge, we will deduct the Monthly Deduction each month from both the Fixed Accumulation Value and the Variable Accumulation Value on a proportionate basis depending on their relative Accumulation Values at that time. We will deduct the Monthly Mortality and Expense Risk Charge on a proportionate basis from each Sub-Account of the Variable Account depending on their relationship to the Variable Accumulation Value at that time. See "Deductions and Charges -- Monthly Deduction."



The Monthly Deduction includes:



     - Cost of Insurance -- A charge determined by multiplying the applicable cost of insurance rate(s) by the net amount at risk.



     - Monthly Administrative Charge -- currently $7.50 per month and guaranteed not to exceed the product of $5.00 and the ratio (not to exceed 2.00) of
       (a) the Consumer Price Index (for all urban households) for the preceding September to (b) the Consumer Price Index for September 1985.



     - Monthly Mortality and Expense Risk Charge -- anticipated to be .90% of the Variable Accumulation Value for the first 10 Policy Years and .25% of the Variable Accumulation Value thereafter. The

       Monthly Mortality and Expense Risk Charge is guaranteed not to exceed 1.20% of the Variable Accumulation Value during the first 10 Policy Years and .55% of the Accumulation Value thereafter.



     - Monthly Amount Charge -- a monthly charge determined by multiplying the Face Amount by the applicable charge per $1,000 of Face Amount and assessed during the first 20 Policy Years (and first 20 years after a Face Amount increase). The maximum amount of this charge is $1.27 per $1,000 Face Amount for policies issued to Joint Insureds with an Average Age of 85.



     - Any charges for optional insurance benefits -- vary depending upon the benefit(s) selected.



CHARGE UPON LAPSE OR TOTAL SURRENDER OF THE POLICY



     - We assess a Surrender Charge if your Policy lapses or if you surrender the Policy during the first 15 Policy Years (or during the first 15 years following a Face Amount increase).



     - We will determine the maximum Surrender Charge for the Initial Face Amount and any requested increases in Face Amount on the Policy Date and on the effective date of any such requested increase.



     - The maximum Surrender Charge for the Initial Face Amount or requested increase in Face Amount will be equal to $8.50 per thousand of Initial Face Amount.



     - You do not pay this charge if the Policy remains in force during the entire relevant 15-year period. See "Deductions and Charges -- Surrender Charge."



INVESTMENT ADVISORY FEES AND OTHER FUND EXPENSES



     Because the Variable Account purchases shares of the Funds, the net asset value of the Variable Account's investments will reflect the investment advisory fees and other expenses incurred by the Funds. Set forth on this and the next page is information provided by each Fund on its total annual expenses for the year ended December 31, 2000 as a percentage of each Fund's average net assets. We have not independently verified this information. See the prospectuses for the Funds for more information concerning these expenses.



                                                INVESTMENT                  TOTAL         FEES AND        TOTAL NET
                                                MANAGEMENT     OTHER      PORTFOLIO    EXPENSES WAIVED    PORTFOLIO
                 PORTFOLIO                         FEES       EXPENSES    EXPENSES      OR REIMBURSED     EXPENSES
                 ---------                      ----------    --------    ---------    ---------------    ---------
AIM VARIABLE INSURANCE FUNDS
AIM V.I. Dent Demographic Trends
  Fund (a)(b)...............................      0.85%        0.78%        1.63%           0.13%           1.50%
THE ALGER AMERICAN FUND
Alger American Growth Portfolio (a).........      0.75%        0.04%        0.79%             N/A           0.79%
Alger American Leveraged AllCap Portfolio
  (a).......................................      0.85%        0.05%        0.90%             N/A           0.90%
Alger American MidCap Growth Portfolio
  (a).......................................      0.80%        0.04%        0.84%             N/A           0.84%
Alger American Small Capitalization
  Portfolio (a).............................      0.85%        0.05%        0.90%             N/A           0.90%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio --
  Initial Class (a)(d)......................      0.48%        0.08%        0.56%             N/A           0.56%
Fidelity VIP Growth Portfolio --
  Initial Class (a)(d)......................      0.57%        0.08%        0.65%             N/A           0.65%
Fidelity VIP High Income Portfolio --
  Initial Class (a)(d)......................      0.58%        0.10%        0.68%             N/A           0.68%
Fidelity VIP Money Market Portfolio --
  Initial Class (c).........................      0.27%        0.08%        0.35%             N/A           0.35%
Fidelity VIP II Contrafund Portfolio --
  Initial Class (a)(d)......................      0.57%        0.09%        0.66%             N/A           0.66%
Fidelity VIP II Index 500 Portfolio --
  Initial Class (a)(e)......................      0.24%        0.09%        0.33%             N/A           0.33%
Fidelity VIP II Investment Grade Bond
  Portfolio -- Initial Class (a)............      0.43%        0.11%        0.54%             N/A           0.54%

                                                INVESTMENT                  TOTAL         FEES AND        TOTAL NET
                                                MANAGEMENT     OTHER      PORTFOLIO    EXPENSES WAIVED    PORTFOLIO
                 PORTFOLIO                         FEES       EXPENSES    EXPENSES      OR REIMBURSED     EXPENSES
                 ---------                      ----------    --------    ---------    ---------------    ---------
THE GCG TRUST
Fully Managed Series........................      0.94%        0.01%        0.95%             N/A           0.95%
Mid-Cap Growth Series.......................      0.88%        0.01%        0.89%             N/A           0.89%
JANUS ASPEN SERIES
Janus Aspen Aggressive Growth
  Portfolio (a)(f)..........................      0.65%        0.01%        0.66%             N/A           0.66%
Janus Aspen Growth Portfolio (a)(f).........      0.65%        0.02%        0.67%             N/A           0.67%
Janus Aspen International Growth
  Portfolio (a)(f)..........................      0.65%        0.06%        0.71%             N/A           0.71%
Janus Aspen Worldwide Growth
  Portfolio (a)(f)..........................      0.65%        0.04%        0.69%             N/A           0.69%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman Advisers Management Trust
  Limited Maturity Bond Portfolio (a).......      0.65%        0.11%        0.76%             N/A           0.76%
Neuberger Berman Advisers Management Trust
  Partners Portfolio (a)....................      0.82%        0.10%        0.92%             N/A           0.92%
Neuberger Berman Advisers Management Trust
  Socially Responsive Portfolio (a)(g)......      0.85%        1.55%        2.40%           0.86%           1.54%
OCC ACCUMULATION TRUST
OCC Equity Portfolio (a)(h).................      0.80%        0.15%        0.95%             N/A           0.95%
OCC Global Equity Portfolio (a)(h)..........      0.80%        0.34%        1.14%             N/A           1.14%
OCC Managed Portfolio (a)(h)................      0.78%        0.08%        0.86%             N/A           0.86%
OCC Small Cap Portfolio (a)(h)..............      0.80%        0.10%        0.90%             N/A           0.90%
PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP Growth Opportunities
  Portfolio (i)(j)..........................      0.75%        1.44%        2.19%           1.29%           0.90%
Pilgrim VP Growth + Value Portfolio
  (i)(j)....................................      0.75%        0.18%        0.93%           0.13%           0.80%
Pilgrim VP High Yield Bond Portfolio
  (i)(j)....................................      0.75%        0.38%        1.13%           0.33%           0.80%
Pilgrim VP International Value Portfolio
  (i)(j)....................................      1.00%        0.44%        1.44%           0.44%           1.00%
Pilgrim VP MagnaCap Portfolio (i)(j)........      0.75%        7.15%        7.90%           7.00%           0.90%
Pilgrim VP MidCap Opportunities
  Portfolio (i)(j)..........................      0.75%        5.01%        5.76%           4.86%           0.90%
Pilgrim VP Research Enhanced Index
  Portfolio (i)(j)..........................      0.75%        0.43%        1.18%           0.28%           0.90%
Pilgrim VP SmallCap Opportunities
  Portfolio (i)(j)..........................      0.75%        0.23%        0.98%           0.08%           0.90%
PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund
  Class IA Shares...........................      0.46%        0.04%        0.50%             N/A           0.50%
Putnam VT New Opportunities Fund --
  Class IA Shares...........................      0.52%        0.05%        0.57%             N/A           0.57%
Putnam VT Small Cap Value Fund --
  Class IA Shares...........................      0.80%        0.30%        1.10%             N/A           1.10%
Putnam VT Voyager Fund -- Class IA Shares...      0.51%        0.05%        0.56%             N/A           0.56%


-------------------------

(a)The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and by certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, recordkeeping, and other services provided by the Company and its affiliates to Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one Fund company to another. The amounts we receive under these agreements may be significant.

(b)Expenses have been restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total annual fund operating expenses to 1.50% of average daily net assets until December 31, 2001. Total annual fund operating expenses before waivers were 1.63%.



(c)The annual class operating expenses provided are based on historical expenses, adjusted to reflect the current management fee structure.



(d)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.



(e)The fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed a certain level. Including this reimbursement, the annual class operating expenses were 0.28%. This arrangement may be discontinued by the fund's manager at any time.



(f)Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth, International Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.



(g)Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2002 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense reimbursement agreement with respect to the Socially Responsive Portfolio provides for NBMI to recoup through December 31, 2005 amounts reimbursed by NBMI under the agreement, provided such recoupment would not cause the Portfolio to exceed its expense limitation.



(h)Management Fees reflect effective management fees before taking into effect any fee waiver. Other Expenses are shown before expense offsets afforded the Portfolios. Total Portfolio Expenses for the Equity, Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offset) do not exceed 1.00% of average daily net assets. Total Portfolio Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets.



(i)The table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Adviser has agreed for each Portfolio.



(j)ING Pilgrim Investments has entered into written expense limitation agreements with each Portfolio which it advises under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments within three years. The expense limit for each such Fund is shown as "Total Net Portfolio Expenses." For each Portfolio, the expense limits will continue through at least December 31, 2001.


THE VARIABLE ACCOUNT (ReliaStar Life Insurance Company of New York Variable Life Separate Account I)

- ReliaStar Life Insurance Company of New York Variable Life Separate Account I is one of our separate accounts and consists of several Sub-Accounts. We only invest premiums from our variable life insurance policies in the Variable Account.

- We invest any Net Premiums you allocate to each Sub-Account in shares of the Fund related to that Sub-Account.

- Variable Accumulation Value will vary with the investment performance of the Funds and the charges deducted from the Variable Accumulation Value. See "Accumulation Value."

THE FIXED ACCOUNT

- Consists of all of our assets other than those in our separate accounts (including the Variable Account).

- We credit interest of at least 4% per year on any amounts you allocate to the Fixed Account.

- We may, in our sole discretion, credit interest in excess of 4%. See Appendix A, "The Fixed Account."

THE FUNDS


- You can instruct ReliaStar to place your Net Premium in or transfer among the 37 investment portfolios over the lifetime of your Policy.

     The following chart lists the currently available Funds and outlines certain of their important characteristics.



                                INVESTMENT FUNDS


  FUND GROUP               FUND                  ADVISER/
----------------------------------------------------------------------------------------------------------------------
                                                SUBADVISER         MONEY      FIXED         GROWTH      INTERNATIONAL
                                                                   MARKET     INCOME          &
                                                                                            INCOME

----------------------------------------------------------------------------------------------------------------------
     AIM              AIM V.I. Dent                A I M
   Variable            Demographic            Advisors, Inc./
  Insurance            Trends Fund          H.S. Dent Advisors,
    Funds                                          Inc.
 Houston, TX
----------------------------------------------------------------------------------------------------------------------
  The Alger       Alger American Growth         Fred Alger
American Fund           Portfolio            Management, Inc.
New York, N.Y.
                  ---------------------------------------------------------------------------------------------------
                      Alger American            Fred Alger
                    Leveraged All Cap        Management, Inc.
                        Portfolio
                  ---------------------------------------------------------------------------------------------------
                  Alger American MidCap         Fred Alger
                     Growth Portfolio        Management, Inc.
                  ---------------------------------------------------------------------------------------------------
                   Alger American Small         Fred Alger
                      Capitalization         Management, Inc.
                        Portfolio
----------------------------------------------------------------------------------------------------------------------
   Fidelity                VIP              Fidelity Management
Investments(R)        Equity-Income         & Research Company
Boston, Mass.      Portfolio -- Initial                                                       X
                          Class
                  ---------------------------------------------------------------------------------------------------
                        VIP Growth          Fidelity Management
                       Portfolio --         & Research Company
                      Initial Class
                  ---------------------------------------------------------------------------------------------------
                                                                                X
                           VIP              Fidelity Management
                       High Income          & Research Company
                       Portfolio --
                      Initial Class
                  ---------------------------------------------------------------------------------------------------
                                                                    X
                           VIP              Fidelity Management
                       Money Market         & Research Company
                   Portfolio -- Initial
                          Class
                  ---------------------------------------------------------------------------------------------------
                   VIP II Contrafund(R)     Fidelity Management
                   Portfolio -- Initial     & Research Company
                          Class
                  ---------------------------------------------------------------------------------------------------
                                                                                              X
                          VIP II            Fidelity Management
                  Index 500 Portfolio --    & Research Company
                      Initial Class
                  ---------------------------------------------------------------------------------------------------
   Fidelity               VIP II            Fidelity Management
Investments(R)    Investment Grade Bond     & Research Company
     is a          Portfolio -- Initial
  registered              Class
 trademark of
  FMR Corp.                                                                     X
----------------------------------------------------------------------------------------------------------------------
The GCG Trust         Fully Managed            T. Rowe Price
West Chester,           Portfolio             Associates Inc.
      PA
                  ---------------------------------------------------------------------------------------------------
                         Mid-Cap               Massachusetts
                          Growth                 Financial
                        Portfolio                Services
                                                  Company
----------------------------------------------------------------------------------------------------------------------

  FUND GROUP
--------------  -----------------------------------------------------------------------------------
                  BALANCED      GROWTH   AGGRESSIVE      OBJECTIVE(S)
                                           GROWTH                                 PRIMARY
                                                                                INVESTMENTS
--------------  -----------------------------------------------------------------------------------
     AIM                                               Long-term growth        Securities of
   Variable                                               of capital        companies that are
  Insurance                                                                  likely to benefit
    Funds                                                                      from changing
 Houston, TX                      X                                            demographic,
                                                                               economic and
                                                                             lifestyle trends
--------------  -----------------------------------------------------------------------------------
  The Alger                                            Long-term capital     Equity securities
American Fund                                            appreciation       of large companies
New York, N.Y.                 X
                -----------------------------------------------------------------------------------
                  --------------------------------------------------------------------------------------
                                            X
                                                       Long-term capital     Equity securities
                                                         appreciation       of companies of any
                                                                                   size
                -----------------------------------------------------------------------------------
                  ----------------------------------------------------------------------------------------------
                               X
                                                       Long-term capital     Equity securities
                                                         appreciation       within the range of
                                                                             S&P(R) MidCap 400
                                                                                   Index
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                                            X
                                                       Long-term capital     Equity securities
                                                         appreciation       within the range of
                                                                              Russell(R) 2000
                                                                             Growth or S&P(R)
                                                                               SmallCap 600
                                                                                  Indexes
--------------  -----------------------------------------------------------------------------------
   Fidelity                                               Reasonable         Income-producing
Investments(R)                                           income; also        equity securities
Boston, Mass.                                              considers             and debt
                                                         potential for          obligations
                                                            capital
                                                         appreciation
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                                  X
                                                            Capital            Common stocks
                                                         appreciation
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                                                         High current        Income-producing
                                                            income           debt securities,
                                                                             preferred stocks
                                                                              and convertible
                                                                            securities, with an
                                                                            emphasis on lower-
                                                                               quality debt
                                                                            securities commonly
                                                                            known as junk bonds
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                                                         High current          U.S. dollar-
                                                       income consistent     denominated money
                                                       with preservation     market securities
                                                        of capital and
                                                           liquidity
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                                  X
                                                            Capital            Securities of
                                                         appreciation         companies whose
                                                                             value the adviser
                                                                              believes is not
                                                                            fully recognized by
                                                                                the public
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                                                       Total return that     Common stocks of
                                                        corresponds to            S&P 500
                                                        that of S&P 500
                                                             Index
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
   Fidelity                                              High current        Investment-grade
Investments(R)                                         income consistent    intermediate fixed
     is a                                              with preservation     income securities
  registered                                              of capital
 trademark of
  FMR Corp.
--------------  -----------------------------------------------------------------------------------
The GCG Trust                                            Over the long        At least 50% in
West Chester,                                            term, a high         common stock of
      PA              X                                total investment         established
                                                            return,             companies;
                                                        consistent with     remaining assets in
                                                       the preservation       debt and other
                                                        of capital and          securities
                                                         with prudent
                                                        investment risk
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                                  X
                                                       Long-term growth      Common stocks of
                                                          of capital          mid-sized U.S.
                                                                                 companies
--------------  -----------------------------------------------------------------------------------

  FUND GROUP               FUND                  ADVISER/
----------------------------------------------------------------------------------------------------------------------
                                                SUBADVISER         MONEY      FIXED         GROWTH      INTERNATIONAL
                                                                   MARKET     INCOME          &
                                                                                            INCOME

----------------------------------------------------------------------------------------------------------------------
    Janus              Aspen Series            Janus Capital
Denver, Colo.           Aggressive              Corporation
                     Growth Portfolio
                  ---------------------------------------------------------------------------------------------------
                   Aspen Series Growth         Janus Capital
                        Portfolio               Corporation
                  ---------------------------------------------------------------------------------------------------
                                                                                                              X
                       Aspen Series            Janus Capital
                   International Growth         Corporation
                        Portfolio
                  ---------------------------------------------------------------------------------------------------
                                                                                                              X
                  Aspen Series Worldwide       Janus Capital
                     Growth Portfolio           Corporation
----------------------------------------------------------------------------------------------------------------------
  Neuberger        Advisers Management       Neuberger Berman
    Berman        Trust Limited Maturity        Management/
New York, N.Y.        Bond Portfolio         Neuberger Berman,             X
                                                    LLC
                  ---------------------------------------------------------------------------------------------------
                   Advisers Management       Neuberger Berman
                      Trust Partners            Management/
                        Portfolio            Neuberger Berman
                                                    LLC
                  ---------------------------------------------------------------------------------------------------
                   Advisers Management       Neuberger Berman
                      Trust Socially            Management/
                   Responsive Portfolio      Neuberger Berman,
                                                    LLC
----------------------------------------------------------------------------------------------------------------------
     OCC          OCC Accumulation Trust      OpCap Advisors
New York, N.Y.       Equity Portfolio
                  ---------------------------------------------------------------------------------------------------
                  OCC Accumulation Trust      OpCap Advisors
                      Global Equity
                        Portfolio
                  ---------------------------------------------------------------------------------------------------
                  OCC Accumulation Trust      OpCap Advisors
                    Managed Portfolio
                  ---------------------------------------------------------------------------------------------------
                  OCC Accumulation Trust      OpCap Advisors
                   Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------
   Pilgrim          Pilgrim VP Growth           ING Pilgrim
 Scottsdale,          Opportunities          Investments, LLC
    Ariz.               Portfolio
                  ---------------------------------------------------------------------------------------------------
                   Pilgrim VP Growth +          ING Pilgrim
                     Value Portfolio           Investments,
                                            LLC/Navellier Fund
                                             Management, Inc.
                  ---------------------------------------------------------------------------------------------------
                                                                           X
                  Pilgrim VP High Yield         ING Pilgrim
                      Bond Portfolio         Investments, LLC
                  ---------------------------------------------------------------------------------------------------
                                                                                                       X
                        Pilgrim VP              ING Pilgrim
                   International Value       Investments, LLC/
                        Portfolio           Brandes Investment
                                              Partners, L.P.
                  ---------------------------------------------------------------------------------------------------
                                                                                         X
                   Pilgrim VP MagnaCap          ING Pilgrim
                        Portfolio            Investments, LLC
                  ---------------------------------------------------------------------------------------------------
                    Pilgrim VP MidCap           ING Pilgrim
                      Opportunities          Investments, LLC
                        Portfolio
----------------------------------------------------------------------------------------------------------------------

  FUND GROUP
--------------  -----------------------------------------------------------------------------------
                  BALANCED      GROWTH   AGGRESSIVE      OBJECTIVE(S)
                                           GROWTH                                 PRIMARY
                                                                                INVESTMENTS
--------------  -----------------------------------------------------------------------------------
    Janus                                              Long-term growth       Nondiversified
Denver, Colo.                               X             of capital        portfolio of common
                                                                                 stocks(1)
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                                  X
                                                       Long-term growth     Diversified common
                                                        of capital in a           stocks
                                                       manner consistent
                                                           with the
                                                        preservation of
                                                            capital
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                                                       Long-term capital    Foreign issuers of
                                                            growth             common stocks
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                                                       Long-term growth         Foreign and
                                                        of capital in a       domestic common
                                                       manner consistent          stocks
                                                           with the
                                                        preservation of
                                                            capital
--------------  -----------------------------------------------------------------------------------
  Neuberger                                             Highest current          Short-to-
    Berman                                             income consistent     intermediate term
New York, N.Y.                                         with low risk to      investment-grade
                                                         principal and        debt securities
                                                         liquidity and
                                                       secondarily total
                                                            return
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                               X
                                                        Capital growth       Common stocks of
                                                                             medium-and-large
                                                                              capitalization
                                                                                 companies
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                               X
                                                       Long-term capital     Common stocks of
                                                            growth          companies that meet
                                                                            both financial and
                                                                              social criteria
--------------  -----------------------------------------------------------------------------------
     OCC                                               Long-term capital     Equity securities
New York, N.Y.                 X                         appreciation
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                               X
                                                       Long-term capital    Global investments
                                                         appreciation            in equity
                                                                                securities
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                X
                                                       Growth of capital      Common stocks,
                                                                               fixed income
                                                                            securities and cash
                                                                                equivalent
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                                         X
                                                            Capital          Equity securities
                                                         appreciation       of companies under
                                                                                $2 billion
--------------  -----------------------------------------------------------------------------------
   Pilgrim                                             Long-term capital     Common stocks of
 Scottsdale,                                                growth          large cap, mid cap
    Ariz.                      X                                               or small cap
                                                                                 companies
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                                         X
                                                            Capital          Equity securities
                                                       appreciation from
                                                        investing in a
                                                          diversified
                                                         portfolio of
                                                       equity securities
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                                                         High current        High-yield bonds
                                                       yield and capital
                                                         appreciation
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                                                       Long-term capital       International
                                                         appreciation            equities
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                                                        Capital growth         Common stocks
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                               X
                                                       Long-term capital     Common stocks of
                                                         appreciation         mid-sized U.S.
                                                                                 companies
--------------  -----------------------------------------------------------------------------------



(1)A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

  FUND GROUP               FUND                  ADVISER/
----------------------------------------------------------------------------------------------------------------------
                                                SUBADVISER         MONEY      FIXED         GROWTH      INTERNATIONAL
                                                                   MARKET     INCOME          &
                                                                                            INCOME

----------------------------------------------------------------------------------------------------------------------
   Pilgrim         Pilgrim VP Research          ING Pilgrim
 Scottsdale,          Enhanced Index         Investments, LLC/
    Ariz.               Portfolio               J.P. Morgan
                                                Investment
                                              Management Inc.
                  ---------------------------------------------------------------------------------------------------
                   Pilgrim VP SmallCap          ING Pilgrim
                      Opportunities          Investments, LLC
                        Portfolio
----------------------------------------------------------------------------------------------------------------------
    Putnam         Putnam VT Growth and      Putnam Investment
 Investments,      Income Fund -- Class       Management, LLC
     LLC                IA Shares
Boston, Mass.                                                                            X
                  ---------------------------------------------------------------------------------------------------
                      Putnam VT New          Putnam Investment
                  Opportunities Fund --       Management, LLC
                     Class IA Shares
                  ---------------------------------------------------------------------------------------------------
                    Putnam VT Voyager        Putnam Investment
                     Fund -- Class IA         Management, LLC
                          Shares
                  ---------------------------------------------------------------------------------------------------
                   Putnam VT Small Cap       Putnam Investment
                  Value Fund -- Class IA      Management, LLC
                          Shares
----------------------------------------------------------------------------------------------------------------------

  FUND GROUP
--------------  -----------------------------------------------------------------------------------
                  BALANCED      GROWTH   AGGRESSIVE      OBJECTIVE(S)
                                           GROWTH                                 PRIMARY
                                                                                INVESTMENTS
--------------  -----------------------------------------------------------------------------------
   Pilgrim                                             Long-term capital       Common stocks
 Scottsdale,                                             appreciation
    Ariz.                      X
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                               X
                                                       Long-term capital       Common stocks
                                                         appreciation
--------------  -----------------------------------------------------------------------------------
    Putnam                                             Capital growth &        Value stocks
 Investments,                                           current income
     LLC
Boston, Mass.
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                               X
                                                       Long-term capital       Growth stocks
                                                         appreciation
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                                         X
                                                            Capital            Growth stocks
                                                         appreciation
                -----------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------------------
                               X
                                                            Capital            Value stocks
                                                         appreciation
--------------  -----------------------------------------------------------------------------------



SURRENDERS


     - In general, you will receive the Cash Surrender Value if you surrender the Policy.

     - To determine the Cash Surrender Value, we reduce your Accumulation Value by the Surrender Charge, if any, and any Loan Amount and unpaid Monthly Deductions. See "Surrender Benefits -- Total Surrender."


     - Surrendering the Policy may have tax consequences. See "Federal Tax Matters."


PARTIAL WITHDRAWALS

     - After the first Policy Year, once each Policy Year, you can withdraw part of your Cash Surrender Value.


     - You will not incur a surrender charge, but partial withdrawals are subject to a partial withdrawal charge (currently $10, guaranteed not to exceed $25). See "Surrender Benefits -- Partial Withdrawal."



     - Partial withdrawals may reduce your Policy's Death Benefit and will reduce your Accumulation Value.



     - Partial withdrawals may also have tax consequences. See "Federal Tax Matters."


LOANS

     - At any time after the first Policy Year, generally you can borrow up to 100% of your Policy's Cash Value less any existing Loan Amount.

     - Interest is payable in advance for each Policy Year and accrues daily at an effective annual rate that will not exceed 5.66%

     - After the 10th Policy Year, we currently charge interest at an annual rate of 3.85% on the portion of your Loan Amount that is not in excess of (1) the Accumulation Value, less (2) the total of all premiums paid net of all partial withdrawals.


     - Policy loans may have tax consequences. See "Federal Tax Matters."

TRANSFERS

     - Currently, you can transfer all or part of your Accumulation Value among the investment options.

     - We currently do not limit the number of transfers per Policy Year. We reserve the right to limit you to 12 transfers per Policy Year.

     -  There are certain restrictions on transfers from the Fixed Account.

     - We currently assess a $25 charge for transfers over 24 per Policy Year. We reserve the right to assess a maximum charge of $25 for any transfer over 12 per Policy Year. See "Transfers."

DEATH BENEFIT OVERVIEW

     You also can choose one of two Death Benefit Options:

     - Level Amount Option -- whereby the Death Benefit until age 100 of the younger Joint Insured is the greater of the Face Amount or the corridor percentage of Accumulation Value according to the younger Joint Insured's attained age; or

     - Variable Amount Option -- whereby the Death Benefit until age 100 of the younger Joint Insured is equal to the greater of the Face Amount plus the Accumulation Value, or the corridor percentage of Accumulation Value according to the younger Joint Insured's attained age.

     The Death Benefit until age 100 of the younger Joint Insured under the Level Amount Option and the Variable Amount Option will never be less than the Face Amount as long as the Policy is in force and there is no Loan Amount or unpaid Monthly Deductions.

     We will reduce the proceeds payable upon the death of the surviving Joint Insured under any Death Benefit Option by any Loan Amount and any unpaid Monthly Deductions.

ADJUSTING THE DEATH BENEFIT

     Although we reserve the right to limit Face Amount increases and decreases during the first four Policy Years, you have flexibility to adjust the Death Benefit by increasing or decreasing the Face Amount. You cannot decrease the Face Amount below the Minimum Face Amount shown in the Policy. Any increase in the Face Amount may require additional evidence of insurability satisfactory to us and will result in additional charges. See "Death Benefit -- Requested Changes in Face Amount."

     Generally, you may also change the Death Benefit Option at any time after the fourth Policy Year.

     See "Death Benefit -- Insurance Protection" for a discussion of available techniques to adjust the amount of insurance protection to satisfy changing insurance needs.


     Adjusting the Death Benefit may have tax consequences. You should consult a tax adviser before adjusting the Death Benefit.


DEATH BENEFIT GUARANTEE

     If you meet the requirements for the Death Benefit Guarantee, we will not lapse your Policy during the Death Benefit Guarantee Period even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. See "Death Benefit Guarantee."

LAPSE

     If the Death Benefit Guarantee is not in effect, the Policy will lapse if the Cash Surrender Value is less than the Monthly Deduction due and if you do not make a sufficient payment during the grace period of 61 days. See "Policy Lapse and Reinstatement -- Lapse."

TAXATION OF DEATH BENEFIT PROCEEDS

     Under current Federal tax law, as long as the Policy qualifies as life insurance the Death Benefit under the Policy will be subject to the same Federal income tax treatment as proceeds of traditional life insurance. Therefore, the Death Benefit should not be taxable income to the beneficiary. See "Federal Tax Matters -- Tax Status of the Policy."

TAXATION OF THE POLICY


     The Company believes it is reasonable to conclude that the Policy satisfies the definition of a life insurance contract under Section 7702 of the Code. Under certain circumstances, a Policy could be treated as a "modified endowment contract." The company will monitor Policies and will attempt to notify an owner within one month of the date of any Policy transactions which place his or her Policy in jeopardy of becoming a modified endowment contract. See "Federal Tax Matters" for further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a modified endowment contract.


     A Policy lapse, surrender, partial withdrawal or loan may have adverse tax consequences in certain circumstances. See "Federal Tax Matters."

PART 2. DETAILED INFORMATION

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


     ReliaStar Life Insurance Company of New York is a stock life insurance company which was incorporated under the laws of the State of New York in 1917. We are an indirect, wholly-owned subsidiary of ReliaStar Financial Corp., an indirect, wholly owned subsidiary of ING Groep N.V. ING is a global financial institution active in the field of insurance, banking and asset management in more than 60 countries, with almost 106,000 employees. We offer individual life insurance and annuities. Our home office is located at 1000 Woodbury Road, Suite 102, P.O. Box 9004, Woodbury, New York 11797.


     We may occasionally publish in advertisements, sales literature, and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. They should not be considered as bearing on the investment performance of assets held in the Variable Account. Each year the A.M. Best Company reviews the financial status of many insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Our rating of A+ by A.M. Best is assigned to companies demonstrating superior overall performance and a very strong ability to meet obligations to Policy holders over a long period. Such ratings do not reflect the investment in the Variable Account.

     ReliaStar is a charter member of the Insurance Marketplace Standard Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE POLICIES

     The Policies are survivorship flexible premium variable life insurance contracts with death benefits, cash values, and other features of traditional life insurance contracts.

DEDUCTIONS AND CHARGES

     We deduct certain charges in connection with the Policy to compensate us for (1) providing the insurance benefits of the Policy (including any riders),
(2) administering the Policy, (3) assuming certain risks in connection with the Policy, and (4) incurring expenses in distributing the Policy.

     We deduct some of these charges from each Premium Payment. We deduct certain other charges monthly from both the Fixed Account and the Variable Account, or from the Variable Account only. We may also assess a charge for each partial withdrawal and a charge for each transfer in excess of 12 transfers per Policy Year.

     The Surrender Charge usually exceeds the Accumulation Value in the early Policy Years. This occurs because the Surrender Charge is usually more than the accumulated Minimum Monthly Premiums less Policy charges in the early Policy Years.

     We may realize a profit on one or more of these charges, such as the Mortality and Expense Risk Charge. We may use any such profits for any proper corporate purpose, including, among other things, payment of sales expenses.

PREMIUM EXPENSE CHARGE

     We deduct the Premium Expense Charge from each premium. The Premium Expense Charge is 6.25% of each premium payment in Policy Years 1-10 and 3.75% of each premium after the tenth Policy Year. The amount remaining after we deduct the Premium Expense Charge is called the Net Premium.

MONTHLY DEDUCTION

     We deduct the charges described below from the Accumulation Value of the Policy on a monthly basis. The total of these charges is called the Monthly Deduction.


     Except for the Monthly Mortality and Expense Risk Charge, we will deduct the Monthly Deduction on each Monthly Anniversary from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis depending on their relative Accumulation Values at that time. For purposes of determining these proportions, we reduce the Fixed Accumulation Value by the Loan Amount. We will deduct the Monthly Mortality and Expense Risk Charge on a proportionate basis from each Sub-Account of the Variable Account depending on its relationship to the Variable Accumulation Value at that time. The Monthly Deduction will vary in amount from month to month.


     If the Cash Surrender Value is not sufficient to cover the Monthly Deduction on a Monthly Anniversary, the Policy may lapse. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement."

     COST OF INSURANCE. We will determine the monthly cost of insurance by multiplying the applicable cost of insurance rate or rates by the net amount at risk under the Policy. The net amount at risk under the Policy for a Policy Month is (1) the Death Benefit at the beginning of the Policy Month divided by
1.00327374 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%), less (2) the Accumulation Value at the beginning of the Policy Month (reduced by any charges for rider benefits). As a result, the net amount at risk may be affected by changes in the Accumulation Value or in the Death Benefit.

     The Rate Class of any Joint Insured may affect the cost of insurance. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk. In an otherwise identical Policy, any Joint Insured in the standard Rate Class will have a lower cost of insurance than any Joint Insured in a Rate Class with higher mortality risks.

     If there is an increase in the Face Amount and the Rate Class applicable to the increase is different from that for the Initial Face Amount or any prior requested increases in Face Amount, the net amount at risk will be calculated separately for each Rate Class. For purposes of determining the net amount at risk for each Rate Class, we will first assume the Accumulation Value to be part of the Initial Face Amount. If the

Accumulation Value is greater than the Initial Face Amount, it will then be assumed to be part of each increase in order, starting with the first increase.

     We base cost of insurance rates on the sex, Issue age, Policy Year and Rate Class(es) of each Joint Insured. The actual monthly cost of insurance rates will reflect our expectations as to future experience. They will not, however, be greater than the guaranteed cost of insurance rates shown in the Policy, which are based on the Commissioner's 1980 Standard Ordinary Mortality Tables for Smokers or Nonsmokers, respectively.

     MONTHLY ADMINISTRATIVE CHARGE. Each month we deduct an administrative charge of $7.50 which is guaranteed not to exceed the product of $5.00 and the ratio (not to exceed 2.00) of (1) the Consumer Price Index (for all urban households) for the preceding September to (2) the Consumer Price Index for September 1985.

     MONTHLY AMOUNT CHARGE. Each month during the first 20 Policy Years (and for 20 Policy Years following any requested increase in Face Amount) we deduct a monthly charge per $1,000 of Face Amount. The amount of this charge varies by Average Age of the Joint Insureds on the Policy Date (or on the effective date of any requested increase in Face Amount, as appropriate). See Appendix D. This charge compensates us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the Prospectus and sales literature for new sales of the Policy. A portion of this charge may also contribute to company profits.

     MONTHLY MORTALITY AND EXPENSE RISK CHARGE. Each month during the first 10 Policy Years we will deduct a charge which is anticipated to be at an annual rate of .90% of the Variable Accumulation Value of the Policy. Each month thereafter, it is currently anticipated that we will deduct this charge at an annual rate of .25% of the Variable Accumulation Value. The Monthly Mortality and Expense Risk Charge is guaranteed not to exceed an annual rate of 1.20% of the Variable Accumulation Value of the Policy during the first 10 Policy Years, and .55% of the Accumulation Value of the Policy per Policy Year thereafter. The mortality and expense risk we assume is that our cost of insurance charges and other expense charges are not sufficient to cover our costs of death benefits, and any other expenses incurred in issuing and administering the Policies.

     OPTIONAL INSURANCE BENEFIT CHARGES. Each month we deduct charges for any optional insurance benefits added to the Policy by rider. See "General Provisions -- Optional Insurance Benefits."

SURRENDER CHARGE

     GENERAL. During the first 15 Policy Years and during the first 15 years following a requested increase in Face Amount, there is a Surrender Charge if you surrender the Policy or the Policy lapses. The Surrender Charge will not be affected by any decrease in Face Amount or by any change in Face Amount resulting from a change in the Death Benefit Option.

     The Surrender Charge imposed upon early surrender or lapse will be significant. For example, if you make premium payments no greater than the Minimum Monthly payments specified in your Policy, you can expect that during at least the early Policy Years, all or substantially all of your premium payments will be required to pay the Surrender Charge and other charges associated with the Policy. As a result, you should purchase a Policy only if you have the financial capability to keep it in force for a substantial period of time.

     SURRENDER CHARGE. The maximum Surrender Charge for the Initial Face Amount or any requested increase in Face Amount will be determined on the Policy Date or on the effective date of any requested increase respectively. The maximum Surrender Charge on the Initial Face Amount will be equal to $8.50 per $1,000 of Initial Face Amount. The maximum Surrender Charge on any requested increase in Face Amount will be equal to $8.50 per $1,000 of increase in the Face Amount. This Surrender Charge for the Initial Face Amount remains level equal to the maximum Surrender Charge during the first five Policy Years and then reduces in equal monthly increments until it becomes zero at the end of 15 years. The Surrender Charge for any requested increase in Face Amount follows a similar pattern.

     SURRENDER CHARGE CALCULATION. We determine the Surrender Charge for the Initial Face Amount or any requested increase in Face Amount by multiplying (1) $8.50 by (2) the Initial Face Amount or the Face

Amount of the increase, as applicable, and by (3) the applicable percentage from the Surrender Charge Percentage Table below, and then dividing this amount by 1000. For example, a $250,000 Face Amount Policy would have a maximum $2,125 Surrender Charge ($8.50 x 250,000 / 1,000 x 100%) the first five years of the Policy, and the Surrender Charge would decline during the next ten years as indicated by the Table below. For the Initial Face Amount, a Surrender Charge is measured from the Issue Date and applies for 15 years from that Date. An increase in Face Amount of $100,000 in year 5 of the Policy would have its own (additional) Surrender Charge of $850 at the end of the first year ($8.50 x 100,000 / 1,000), and vary according to the Table below. The 15 year applicable Surrender Charge for each increase is measured from the date of the increase and applies for 15 years from the Increase Date. In this example, all Surrender Charges would cease to apply after the twentieth Policy Year.

                       SURRENDER CHARGE PERCENTAGE TABLE

  IF SURRENDER OR LAPSE OCCURS       THE FOLLOWING PERCENTAGE OF THE
IN THE LAST MONTH OF POLICY YEAR    SURRENDER CHARGE WILL BE PAYABLE:
--------------------------------    ---------------------------------
                1                                 100%
                2                                 100%
                3                                 100%
                4                                 100%
                5                                 100%
                6                                  90%
                7                                  80%
                8                                  70%
                9                                  60%
               10                                  50%
               11                                  40%
               12                                  30%
               13                                  20%
               14                                  10%
          15 and later                              0%

For requested increases, years are measured from the date of the increase.

The percentages reduce equally for each Policy Month during the years shown. For example, during the eleventh Policy Year, the percentage reduces equally each month from 50% at the end of the tenth Policy Year to 40% at the end of the eleventh Policy Year.

PARTIAL WITHDRAWAL AND TRANSFER CHARGES

     We currently make no charge for the first 24 transfers in a Policy Year and assess a $10 charge for each partial withdrawal. These charges are guaranteed not to exceed $25 for each transfer in excess of 12 per Policy Year, and $25 for each partial withdrawal for the duration of the Policy. The transfer charge will not be imposed on transfers that occur as a result of Policy loans, the exercise of conversion rights, the Dollar Cost Averaging or Portfolio Rebalancing Service, or automatic withdrawals.

MODIFICATION OF CHARGES

     ReliaStar may modify any of the charges under the Policy, as well as the Minimum Face Amount set forth in this Prospectus, because of special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with sales to our Policy holders or those of affiliated insurance companies, or sales to employees or clients of members of our affiliated group of insurance companies. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Modifications will not be unfairly discriminatory against any person, including the affected Policy owners and owners of all other policies funded by the Variable Account.


     We and certain of our insurance company affiliates offer other variable life insurance policies which also invest in the Funds. These policies may have charges that could affect the value of the sub-accounts and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your agent or call 877-884-5050.


THE VARIABLE ACCOUNT


     On March 23, 1982, we established the ReliaStar Life Insurance Company of New York Variable Life Separate Account I as one of our separate accounts pursuant to the laws of the State of New York. The Variable Account:


     - will receive and invest the Net Premiums paid and allocated to it under this Policy;

     - currently receives and invests net premiums for other classes of flexible premium variable life insurance policies we issue and may do so for additional classes in the future;


     - meets the definition of a "separate account" under the Federal securities laws; and


     - is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, us, or the Funds.

     We own the Variable Account's assets. However, New York law provides that we cannot charge the Variable Account with liabilities arising out of any other business we may conduct. We are required to maintain assets which are at least equal to the reserves and other liabilities of the Variable Account. We may transfer assets which exceed these reserves and liabilities to our general account (the Fixed Account).

INVESTMENTS OF THE VARIABLE ACCOUNT


     There are currently 37 investment options (Funds) available under the Variable Account. The Summary and section entitled "Additional Information on the Investments of the Variable Account" describe the Funds currently offered. You also should read the Funds' prospectuses for more detailed information, particularly because several of the Funds and portfolios may have objectives that are quite similar. Please call the telephone number listed on the first page of this Prospectus to request a Fund's prospectus. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE(S).



     Certain Funds offered under this Policy have investment objectives and policies similar to the investment objectives and policies of other funds managed by the Fund's investment adviser. The investment results of a Fund, however, may be higher or lower than those of other funds managed by the same adviser. There can be no assurance, and no representation is made, that the investment results of any Fund will be comparable to those of another fund managed by the same investment adviser.



     Each Fund is an open-end management investment company. The investment company receives investment advice from a registered investment adviser who, other than ING Pilgrim Investments, LLC, is not associated with us.


PERFORMANCE INFORMATION


     Performance information for the Sub-Accounts of the Variable Account and the Funds available for investment by the Variable Account may appear in advertisements, sales literature, or reports to Policy owners or prospective purchasers. Such performance information for the Sub-Accounts will reflect deductions of Fund expenses and be adjusted to reflect the Monthly Mortality and Expense Risk Charge, but will not reflect deductions for other Policy expense charges including, the cost of insurance, the Monthly Administrative Charge, the Premium Expense Charge, or the Surrender Charge or any charges for optional insurance benefits. We will accompany quotations of performance information for the Funds with performance information for the Sub-Accounts. Performance information for the Funds will take into account all fees and charges at the Fund level, but will not reflect any deductions from the Variable Account such as the Monthly Deduction, Surrender Charge, and any charges for optional insurance benefits or the Premium Expense Charge. Performance information reflects only the performance of a hypothetical investment during a particular time period in which the calculations are based. We may provide performance information showing total returns and average annual total returns for periods prior to the date a Sub-Account commenced operation. We will calculate such performance information based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of charges at the Variable Account level that were in effect at the inception of the Sub-Accounts.



     We may also provide individualized hypothetical illustrations of Accumulation Value, Cash Surrender Value and Death Benefit based on hypothetical investment returns of the Funds not to exceed 12.00%. These illustrations will reflect deductions for Fund expenses and Policy and Variable Account charges, including the Monthly Deduction, Premium Expense Charge and the Surrender Charge. Subject to regulatory approval, we may base these hypothetical illustrations on either the arithmetic or the weighted average of Fund expenses, reflecting the Fund expenses for the year ending December 31, 2000 and the Sub-Account assets as of December 31, 2000.



     We may also provide individualized hypothetical illustrations of Accumulation Value, Cash Surrender Value and Death Benefit based on historical investment returns of the Funds. These illustrations will reflect deductions for Fund expenses and Policy and Variable Account charges, including the Monthly Deduction, Premium Expense Charge and the Surrender Charge. We will base these hypothetical illustrations on the actual historical experience of the Funds as if the Sub-Accounts were in existence and a Policy issued for the same periods as those indicated for the Funds.


     We may compare performance of the Sub-Accounts and/or the Funds in advertisements and sales literature:

     -  to other variable life insurance issuers in general

     - to the performance of particular types of variable life insurance policies investing in mutual funds

     - to investment series of mutual funds with investment objectives similar to each of the Sub-Accounts, whose performance is reported by Lipper Analytical Services, Inc. and Morningstar, Inc. (independent services that monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis), or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune

     - to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance

     We may also compare the performance of each Sub-Account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

DEATH BENEFIT

     If the Surviving Joint Insured dies while the Policy is in force, we will pay the Death Benefit reduced by any Loan Amount and unpaid Monthly Deductions. This amount is called the proceeds. We may pay all or part of the proceeds in cash to your beneficiaries or under one or more of the settlement options we offer. See "General Provisions -- Settlement Options."

DEATH BENEFIT OPTIONS

     The Policy provides two Death Benefit Options as shown below. You choose the Death Benefit Option on the application for the Policy. Subject to certain limitations, you can change the Death Benefit Option after the Policy is issued. See "Death Benefit -- Changing the Death Benefit Option."

     LEVEL AMOUNT OPTION. (OPTION A.) The Death Benefit is the greater of the current Face Amount of the Policy or the Corridor Percentage of Accumulation Value on the Valuation Date on or next following the date of the Surviving Joint Insured's death. Under the Level Amount Option, the Death Benefit will remain level unless the corridor percentage of Accumulation Value exceeds the current Face Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies.

     ILLUSTRATION OF LEVEL AMOUNT OPTION. For purposes of this illustration, assume that the younger Joint Insured is under age 40, and that there is no Loan Amount. Under the Level Amount Option, a Policy with a $100,000 Face Amount will generally have a $100,000 Death Benefit. However, because the Death Benefit must be equal to or be greater than 250% of the Accumulation Value, any time the Accumulation Value of the Policy exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount. Each additional dollar added to the Accumulation Value above $40,000 will increase the Death Benefit by $2.50. Thus, if the Accumulation Value exceeds $40,000 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Policy owner with an Accumulation Value of $50,000 will be entitled to a Death Benefit of $125,000 ($50,000 x 250%); an Accumulation Value of $75,000 will yield a Death Benefit of $187,500 ($75,000 x 250%); and an Accumulation Value of $100,000 will yield a Death Benefit of $250,000 ($100,000 x 250%).

     Similarly, as long as the Accumulation Value exceeds $40,000, each dollar taken out of the Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $75,000 to $70,000 because of partial withdrawals, charges, or negative investment performance, the Death Benefit will be reduced from $187,500 to $175,000. If at any time before the younger Joint Insured's age 100, however, the Accumulation Value multiplied by the corridor percentage is less than the Face Amount, the Death Benefit will equal the current Face Amount of the Policy.

     The corridor percentage becomes lower as the younger Joint Insured's age increases. If the current age of the younger Joint Insured in the illustration above were, for example, 50 (rather than under age 40), the corridor percentage would be 185%. The Death Benefit would not exceed the $100,000 Face Amount unless the Accumulation Value exceeded approximately $54,055 (rather than $40,000), and each $1 then added to or taken from the Accumulation Value would change the Death Benefit by $1.85 (rather than $2.50).

                           CORRIDOR PERCENTAGE TABLE

                            CORRIDOR                                   CORRIDOR                                  CORRIDOR
YOUNGER JOINT INSURED'S   PERCENTAGE OF   YOUNGER JOINT INSURED'S    PERCENTAGE OF   YOUNGER JOINT INSURED'S   PERCENTAGE OF
AGE ON PREVIOUS POLICY    ACCUMULATION    AGE ON PREVIOUS POLICY     ACCUMULATION    AGE ON PREVIOUS POLICY    ACCUMULATION
      ANNIVERSARY             VALUE             ANNIVERSARY              VALUE             ANNIVERSARY             VALUE
-----------------------   -------------   -----------------------    -------------   -----------------------   -------------
  40 or younger             250%               54                      157                 68                    117
        41                  243                55                      150                 69                    116
        42                  236                56                      146                 70                    115
        43                  229                57                      142                 71                    113
        44                  222                58                      138                 72                    111
        45                  215                59                      134                 73                    109
        46                  209                60                      130                 74                    107
        47                  203                61                      128               75-90                   105
        48                  197                62                      126                 91                    104
        49                  191                63                      124                 92                    103
        50                  185                64                      122                 93                    102
        51                  178                65                      120                 94                    101
        52                  171                66                      119               95-100                  100
        53                  164                67                      118

     VARIABLE AMOUNT OPTION. (Option B.) The Death Benefit is equal to the greater of the current Face Amount plus the Accumulation Value of the Policy, or the Accumulation Value multiplied by the corridor percentage according to the younger Joint Insured's attained age. The corridor percentage is 250% for the younger Joint Insured age 40 or below, and the percentage declines with increasing age as shown in the Corridor Percentage Table above. Accordingly, under the Variable Amount Option the amount of the Death Benefit will always vary as the Accumulation Value varies.

     ILLUSTRATION OF VARIABLE AMOUNT OPTION. For purposes of this illustration, assume that the younger Joint Insured is under age 40 and that there is no Loan Amount. Under the Variable Amount Option, a Policy with a Face Amount of $100,000 will generally pay a Death Benefit of $100,000 plus the Accumulation Value. Thus, for example, a Policy with an Accumulation Value of $20,000 will have a Death Benefit of $120,000 ($100,000 + $20,000); an Accumulation Value of $40,000 will yield a Death Benefit of $140,000 ($100,000 + $40,000). The Death
Benefit, however, must be at least 250% of the Accumulation Value. As a result, if the Accumulation Value of the Policy exceeds approximately $66,667, the Death Benefit will be greater than the Face Amount plus the Accumulation Value. Each additional dollar of the Accumulation Value above $66,667 will increase the Death Benefit by $2.50. Thus, if the Accumulation Value exceeds $66,667 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Policy owner with an Accumulation Value of $75,000 will be entitled to a Death Benefit of $187,500 ($75,000 x 250%); an Accumulation Value of $100,000 will yield a Death Benefit of $250,000 ($100,000 x 250%); and an Accumulation Value of $125,000 will yield a Death Benefit of $312,500 ($125,000 x 250%).

     Similarly, any time the Accumulation Value exceeds $66,667, each dollar taken out of the Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $75,000 to $70,000 because of partial withdrawals, charges, or negative investment performance, the Death Benefit will be reduced from $187,500 to $175,000. If at any time before the younger Joint Insured's age 100, however, the Accumulation Value multiplied by the corridor percentage is less than the Face Amount plus the Accumulation Value, then the Death Benefit will be the current Face Amount plus the Accumulation Value of the Policy. The Death Benefit after age 100 is the Accumulation Value.

     The corridor percentage becomes lower as the younger Joint Insured's age increases. If the current age of the younger Joint Insured in the illustration above were, for example, 50 (rather than under 40), the corridor percentage would be 185%. The amount of the Death Benefit would be the sum of the Accumulation Value plus $100,000 unless the Accumulation Value exceeded approximately $117,647 (rather than $66,667), and each $1 then added to or taken from the Accumulation Value would change the Death Benefit by $1.85 (rather than $2.50).

WHICH DEATH BENEFIT OPTION TO CHOOSE

     If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, you should choose the Variable Amount Option. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Accumulation Value and lower cost of insurance charges, you should choose the Level Amount Option.


OPTIONAL SURVIVORSHIP TERM INSURANCE RIDER



     As discussed in more detail under "Optional Insurance Benefits" on page 45, we offer an optional survivorship term insurance rider. This rider provides a death benefit upon the death of the Surviving Joint Insured that supplements the Death Benefit under the base Policy. The death benefit under this rider generally may be more cost effective to you than increasing your Face Amount under the Policy.


REQUESTED CHANGES IN FACE AMOUNT


     Subject to certain limitations, you may request an increase or decrease in the Face Amount. No increase or decrease in the Face Amount will be permitted during the first four Policy Years. Changes in the Face

Amount may have tax consequences. You should consult a tax adviser before requesting a change in Face Amount.


     INCREASES. You must submit a written request to us to increase the Face Amount. We may also require additional evidence of insurability satisfactory to us. The effective date of the increase will be the Monthly Anniversary on or next following our approval of the increase. The increase may not be less than $5,000. We currently permit increases until any Joint Insured exceeds age 85. We will deduct any charges associated with the increase (the increases in the cost of insurance and the Surrender Charge upon lapse or total surrender -- see "Effect of Requested Changes in Face Amount") from the Accumulation Value, whether or not you pay an additional premium in connection with the increase. You will be entitled to limited free look and conversion rights with respect to requested increases in Face Amount. See "Free Look and Conversion Rights."

     DECREASES. You must submit a written request to us to decrease the Face Amount. Any decrease in the Face Amount will be effective on the Monthly Anniversary on or next following our receipt of a written request. You cannot request a decrease in the Face Amount more frequently than once every six months. The Face Amount remaining in force after any requested decrease may not be less than the Minimum Face Amount shown in the Policy. Under our current rules, the Minimum Face Amount is $250,000, but we reserve the right to establish a different Minimum Face Amount. If, following a decrease in Face Amount, the Policy would no longer qualify as life insurance under Federal tax law (see "Federal Tax Matters -- Tax Status of the Policy"), we will limit the decrease to the extent necessary to meet these requirements.

     For purposes of determining the cost of insurance, decreases in the Face Amount will be applied to reduce the current Face Amount in the following order:

     (1)  The Face Amount provided by the most recent increase;

     (2)  The next most recent increases successively; and

     (3)  The Face Amount when the Policy was issued.

     By reducing the current Face Amount in this manner, the Rate Class applicable to the most recent increase in Face Amount will be eliminated first, then the Rate Class applicable to the next most recent increase, and so on, for the purposes of calculating the cost of insurance. This assumption will affect the cost of insurance under the Policy only if different Rate Classes have been applied to the current Face Amount. We currently place Insureds into standard Rate Classes or into substandard Rate Classes that involve a higher mortality risk (for example, a 200% Rate Class or a 300% Rate Class). In an otherwise identical Policy, an Insured in the standard Rate Class will have a lower cost of insurance than an Insured in a substandard Rate Class with higher mortality risks. See "Deductions and Charges -- Monthly Deduction."

     For example, assume that the Initial Face Amount was $50,000 with a standard Rate Class, and that successive increases of $25,000 (at a Rate Class of 200%) and $50,000 (at a Rate Class of 300%) were added. If a decrease of $50,000 or less is requested, the amount of insurance at a 300% Rate Class will be reduced first. If a decrease of more than $50,000 is requested, the amount at a 300% Rate Class will be eliminated, and the excess over $50,000 will next reduce the amount of insurance at a 200% Rate Class.

     EFFECT OF REQUESTED CHANGES IN FACE AMOUNT. An increase or decrease in Face Amount will affect the Monthly Deduction because the cost of insurance and the Monthly Amount Charge depend upon the Face Amount. The charge for certain optional insurance benefits may also be affected. See "Deductions and Charges -- Monthly Deduction." An increase in the Face Amount will increase the Surrender Charge, but a decrease in the Face Amount will not reduce the Surrender Charge or the Monthly Amount Charge. The Surrender Charge is, however, imposed only upon lapse or total surrender of the Policy and not upon a requested decrease in Face Amount. See "Deductions and Charges -- Surrender Charge."

     An increase in the Face Amount will increase the Minimum Monthly Premium as of the effective date of the increase. Therefore, additional premium payments may be required to maintain the Death Benefit Guarantee. A decrease in the Face Amount will reduce the Minimum Monthly Premium as of the effective date of the decrease. Face Amount changes may also change the Death Benefit Guarantee Period. See "Death Benefit Guarantee."

     The additional Surrender Charge on a requested increase in the Face Amount will reduce the Cash Surrender Value (which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions). If the resulting Cash Surrender Value is not sufficient to cover the Monthly Deduction, the Policy may lapse unless the Death Benefit Guarantee is in effect. See "Policy Lapse and Reinstatement -- Lapse" and "Death Benefit Guarantee."

INSURANCE PROTECTION

     As your insurance needs change, you may increase or decrease the pure insurance protection provided by the Policy (that is, the difference between the Death Benefit and the Accumulation Value) in one of several ways. These ways include:

     - increasing or decreasing the Face Amount of insurance, changing the level of premium payments, and,

     - making a partial withdrawal under the Policy.

     Although the consequences of each of these methods will depend upon the individual circumstances, they may be generally summarized as follows:

     - AN INCREASE IN THE FACE AMOUNT (which is generally subject to underwriting approval -- see "Death Benefit -- Requested Changes in Face Amount") will likely increase the amount of pure insurance protection, depending on the amount of Accumulation Value and the resultant corridor percentage limitation. If the insurance protection is increased, the Policy charges generally will increase as well.

     - A DECREASE IN THE FACE AMOUNT will, subject to the corridor percentage limitations (see "Death Benefit Options -- Death Benefit Options"), decrease the pure insurance protection without reducing the Accumulation Value. If the Face Amount is decreased, the Cost of Insurance charges generally will decrease as well. (Note that the Surrender Charge will not be reduced. See "Deductions and Charges -- Surrender Charge.")

     - A CHANGE IN THE LEVEL OF PREMIUM can have a variety of effects, as follows.

       Under the Level Amount Option, until the corridor percentage of Accumulation Value exceeds the Face Amount, (a) an increased level of premium payments will reduce the amount of pure insurance protection, and
       (b) a reduced level of premium payments will increase the amount of pure insurance protection.

      Under the Variable Amount Option, until the corridor percentage of Accumulation Value exceeds the Face Amount plus the Accumulation Value, the level of premium payments will not affect the amount of pure insurance protection, (However, both the Accumulation Value and the Death Benefit will be increased if premium payments are increased, and reduced if premium payments are reduced.)

      Under any Death Benefit Option, if the Death Benefit is the corridor percentage of Accumulation Value, then (a) an increased level of premium payments will increase the amount of pure insurance protection (subject to underwriting approval -- see "Payment and Allocation of Premiums -- Amount and Timing of Premiums", and (b) a reduced level of premium payments will reduce the pure insurance protection.

     - A PARTIAL WITHDRAWAL will reduce the Death Benefit. See "Surrender Benefits -- Partial Withdrawal". However, it has a limited effect on the amount of pure insurance protection and charges under the Policy, because the decrease in the Death Benefit is usually equal to the amount of Accumulation Value withdrawn. The Primary use of a partial withdrawal is to withdraw Accumulation Value. Furthermore, it results in a reduced amount of Accumulation Value and increases the possibility that the Policy will lapse.

        You should consider the techniques described in this section for changing the amount of pure insurance protection under the Policy (for example, changing the Face Amount, making a partial withdrawal, and changing the amount of premium payments) together with the other restrictions and considerations described elsewhere in this Prospectus.

CHANGING THE DEATH BENEFIT OPTION

     After the fourth Policy Year, you may change the Death Benefit Option once each Policy Year. You must submit a written request to change the Death Benefit Option. A change in the Death Benefit Option will also change the Face Amount. If the Death Benefit Option is changed from the Level Amount Option to the Variable Amount Option, the Face Amount will be decreased by an amount equal to the Accumulation Value on the effective date of the change. You cannot change from the Level Amount Option to the Variable Amount Option if the resulting Face Amount would fall below the minimum Face Amount (currently $25,000).

     If you request to change the Death Benefit Option from the Variable Amount Option to the Level Amount Option, we will increase the Face Amount by an amount equal to the Policy's Accumulation Value on the effective date of the change.

     An increase or decrease in Face Amount resulting from a change in the Death Benefit Option will affect the future Monthly Deductions because the cost of insurance depends upon the Face Amount. A change in the Face Amount resulting from a change in the Death Benefit Option may also affect the charge for certain optional insurance benefits. See "Deductions and Charges -- Monthly Deduction." However, a Face Amount change resulting from a Death Benefit Option change will not affect the Surrender Charge.

     Changes in the Death Benefit Option do not currently require additional evidence of insurability.


     Changing the Death Benefit Option may have tax consequences. You should consult a tax adviser before changing the Death Benefit Option.


PAYMENT AND ALLOCATION OF PREMIUMS

ISSUING THE POLICY

     Both individuals applying for a Policy must complete an application and personally deliver it to our licensed agent. We will generally only issue a Policy to applicants where both Joint Insureds' ages are 85 or less and both supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason permitted by law.

     COVERAGE. Coverage under a Policy begins on the later of the Issue Date or the date we receive at least the minimum initial premium (see immediately following section). In general, if the applicants pay at least the minimum initial premium with the application, the Issue Date will be the later of the date of the application or the date of any medical examination required by our underwriting procedures. However, if underwriting approval has not occurred within 45 days after we receive the application or if you authorize premiums to be paid by bank account monthly deduction, the Issue Date will be the date of underwriting approval.


     This Policy may be used with certain tax-qualified retirement plans. The Policy includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefits; the purchase on this Policy does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Policy through a qualified plan, you should consider purchasing this Policy for its Death Benefit and other non-tax related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether the Policy is an appropriate investment for you.


     If you authorize premiums to be paid by government allotment, the Issue Date generally will be, subject to our underwriting approval, the first day of the month in which we receive the first Minimum Monthly Premium through government allotment, whether or not a Minimum Monthly Premium is collected with the application. If a Minimum Monthly Premium is collected with the application, it will be allocated to the

Sub-Accounts of the Variable Account and the Fixed Account on the Valuation Date next following the Issue Date.

     MINIMUM INITIAL PREMIUM. The minimum initial premium is three Minimum Monthly Premiums. See "Death Benefit Guarantee." If, however, you authorize premiums to be paid by bank account monthly deduction or government allotment, we will accept one Minimum Monthly Premium together with the required authorization forms. The Minimum Monthly Premium is specified in the Policy and determines the payments required to maintain the Death Benefit Guarantee.

     TEMPORARY INSURANCE. When the application is taken, you can receive temporary insurance coverage by paying a premium equal to 10% of annualized Minimum Monthly Premium. The temporary insurance will be for the face amount specified in the premium receipt and will be effective until the earliest of the following:

     -  The date the coverage under the Policy is effective.

     - The date you receive an offer for an alternative policy, a notice of termination of temporary insurance coverage, or notice that we have rejected the application.

     - The date of death of the proposed Surviving Joint Insured or any proposed additional Joint Insured.

     -  The 180th day after the date of the receipt for the temporary insurance.

ALLOCATING PREMIUMS

     You choose the initial allocation of your Net Premiums (your gross premiums less the Premium Expense Charge) to the Fixed Account and the Sub-Accounts of the Variable Account on the application for the Policy. You may change the allocation at any time by notifying us in writing. Changes will not be effective until the date we receive your request and will only affect premiums we receive on or after that date. The premium allocation may be 100% to the Fixed Account or the Sub-Accounts or divided among the Fixed Account and the Sub-Accounts in whole percentage points totaling 100%. We reserve the right to adjust any allocation to eliminate fractional percentages. Changing the current Net Premium allocation will not affect the allocation of existing Accumulation Value.

     CREDITING NET PREMIUMS. We will credit Net Premiums on the latest of the following dates:


     - The Valuation Date we receive the premium.


     -  The Valuation Date following the date of underwriting approval.

     -  The Valuation Date on or next following the Policy Date.

     - The Valuation Date on or next following the date we have received at the required minimum initial premium payment.

     - In the case of Policies issued under government allotment programs, the Valuation Date next following the Issue Date.

     Until the date on which Net Premiums are credited as described above, we will hold premium payments in our General Account. No interest will be earned on these premium payments during this period of time.

     REFUNDING PREMIUMS. We will return all premiums paid without interest if any of the following occur:

     -  We send notice to the applicant(s) that the insurance is declined.

     -  The applicant(s) refuses an offer for an alternative policy.

     - The applicant(s) does not supply required medical exams or tests within 30 days of the date of the application.

     - The applicant(s) returns the Policy under the limited free look right. See "Free Look and Conversion Rights -- Free Look Rights."

AMOUNT AND TIMING OF PREMIUMS

     The amount and frequency of premium payments will affect the Accumulation Value, the Cash Surrender Value, and how long the Policy will remain in force (including affecting whether the Death Benefit Guarantee is in effect ). See "Death Benefit Guarantee." After the initial premium, you may determine the amount and timing of subsequent premium payments within the following restrictions:

     - We require that you pay cumulative premiums sufficient to maintain the Death Benefit Guarantee to keep the Policy in force during at least the first several Policy Years. See "Death Benefit Guarantee."

     -  We may choose not to accept any premium less than $25.

     - We reserve the right to limit the amount of any premium payment. In general, during the first Policy Year we will not accept total premium payments in excess of $250,000 on the lives of the Joint Insureds, whether such payments are received on a Policy or on any other insurance policy issued by us or our affiliates. Also, we will not accept any premium payment in excess of $50,000 on any Policy after the first Policy Year. We may waive any of these premium limitations.

     - We may require additional evidence of insurability satisfactory to us if any premium would increase the difference between the Death Benefit and the Accumulation Value (that is, the net amount at risk). A premium payment would increase the net amount at risk if at the time of payment the Death Benefit would be based upon the applicable corridor percentage of Accumulation Value. See "Death Benefit -- Death Benefit Options."

     - In no event may the total of all premiums paid, both scheduled and unscheduled, exceed the current maximum premium payments allowed for life insurance under Section 7702 of the Code. If at any time you pay a premium which would result in total premiums exceeding the current maximum premiums allowed, we will only accept that portion of the premium which would make total premiums equal the maximum. We will return any part of the premium in excess of that amount, and we will not accept further premiums until allowed by the current maximum premium limitations.

     - You may pay additional premiums (other than Planned Periodic Premiums) at any time while the Policy is in force. We may limit the number and amount of these additional premiums.

     - If you want to make a large premium payment under this Policy, and you wish to avoid Modified Endowment Contract classification, you may contact us in writing before making the payment and we will tell you the maximum amount which you can pay into the Policy. See "Federal Tax Matters -- Tax Status of the Policy."

PLANNED PERIODIC PREMIUMS

     You may choose a Planned Periodic Premium schedule which indicates a preference as to future amounts and frequency of payment. You may pay Planned Periodic Premiums annually, semi-annually, quarterly, by bank account monthly deduction, or government allotment.

     Your Policy will show the amount and frequency of your initial Planned Periodic Premium. You may change the Planned Periodic Premium at any time by written request. We may limit the amount of any increase, if such an increase would result in planned periodic premiums that are larger than (a) the maximum premium we would accept under the Amount and Timing of Premium Payments provisions in the Policy or (b) the Planned Periodic Premium which would total more than $50,000 per year. Failure to make any Planned Periodic Premium payment will not, however, necessarily result in lapse of the Policy. On the other hand, making Planned Periodic Premium payments will not guarantee that the Policy remains in force. See "Death Benefit Guarantee" and "Policy Lapse and Reinstatement."

UNSCHEDULED ADDITIONAL PREMIUMS

     Premiums, other than Planned Periodic Premiums, may be paid at any time while the Policy is in force. We may limit the number and amount of these additional payments.

PAYING PREMIUMS BY MAIL

     Planned Periodic Premiums and Unscheduled Additional Premiums may be paid to the Company by mailing them to:

    ReliaStar Life Insurance Company of New York
     NW 7353
     P.O. Box 1450
     Minneapolis, MN 55485-7353


     A payment is received by us when it is received at our offices. After you have paid your initial premium, we suggest you send premium payments directly to the Company, rather than through your agent/registered representative, to assure the earliest crediting date because your premium payments won't be credited until they get to the Company.


DEATH BENEFIT GUARANTEE

     If you meet the requirements described below, we guarantee that we will not lapse the Policy even if the Cash Surrender Value is not sufficient to cover the Monthly Deduction that is due. This feature of the Policy is called the "Death Benefit Guarantee." Each Policy will specify the Death Benefit Guarantee Period. The Death Benefit Guarantee Period depends on the issue ages and premium classes of the Joint Insureds, Death Benefit Option, and any Optional Insurance Benefits. Certain Policy changes may also change the Death Benefit Guarantee Period.

     Following is a table of typical Death Benefit Guarantee Periods. The examples assume that the Joint Insureds are a male and a female, both of the same issue age, both with no substandard ratings, a $1,000,000 Face Amount, and no Optional Insurance Benefits. Policies with substandard ratings and Optional Insurance Benefits will typically have a shorter Death Benefit Guarantee Period.

                                                     DEATH BENEFIT     DEATH BENEFIT
         AGE AND CLASS OF JOINT INSUREDS                OPTION        GUARANTEE PERIOD
         -------------------------------             -------------    ----------------
45 Non-Tobacco...................................    A (Level)            37 Years
45 Non-Tobacco...................................    B (Variable)         35 Years
65 Non-Tobacco...................................    A (Level)            17 Years
65 Non-Tobacco...................................    B (Variable)         16 Years
45 Tobacco.......................................    A (Level)            35 Years
45 Tobacco.......................................    B (Variable)         33 Years
65 Tobacco.......................................    A (Level)            15 Years
65 Tobacco.......................................    B (Variable)         14 Years

     In general, the two most significant benefits from the Death Benefit Guarantee are as follows:

     - First, during the early Policy Years, the Cash Surrender Value may not be sufficient to cover the Monthly Deduction, so that the Death Benefit Guarantee will be necessary to avoid lapse of the Policy. See "Policy Lapse and Reinstatement." This occurs because the Surrender Charge usually exceeds the Accumulation Value in these years. In this regard, you should consider that if you request an increase in Face Amount, an additional Surrender Charge would apply for the fifteen years following the increase, which could create a similar possibility of lapse as exists during the early Policy Years.

     - Second, to the extent the Cash Surrender Value declines due to poor investment performance, or due to an additional Surrender Charge after a requested increase, the Cash Surrender Value may not be sufficient even in later Policy Years to cover the Monthly Deduction, so that the Death Benefit Guarantee may also be necessary in later Policy Years to avoid lapse of the Policy. Thus, even though the Policy permits premium payments that are less than the Minimum Monthly Premiums, you may lose the significant protection provided by the Death Benefit Guarantee by paying less than the Minimum Monthly Premiums.

REQUIREMENTS FOR THE DEATH BENEFIT GUARANTEE

     The Death Benefit Guarantee will be in effect if the sum of all premiums paid minus any partial withdrawals and any loans are equal to or greater than the sum of the Minimum Monthly Premiums since the Policy Date. You must satisfy the requirements for the Death Benefit Guarantee as of each Monthly Anniversary, even though you do not have to pay premiums monthly.

     EXAMPLE: The Policy Date is January 1, 2000. The Minimum Monthly Premium is $1000 per month. No Policy loans or partial withdrawals are taken and no Face Amount changes have occurred.

     Case 1. You pay $1000 each month. The Death Benefit Guarantee is maintained.

     Case 2. You pay $10,000 on January 1, 2000. The $10,000 maintains the Death
             Benefit Guarantee without your paying any additional premiums for the next 10 months (through October 31, 2000). However, you must pay at least $1000 by November 1, 2000 to maintain the Death Benefit Guarantee through November 30, 2000.

     We will determine (and the Policy will indicate) the amount of the initial Minimum Monthly Premium at issuance of the Policy. The initial Minimum Monthly Premium will depend upon each Joint Insured's sex, age at issue, Rate Class, optional insurance benefits added by rider, and the Initial Face Amount.

     The following Policy changes may change the Minimum Monthly Premium.

     - A requested increase or decrease in the Face Amount (see "Death Benefit -- Requested Changes in Face Amount").

     - A change in the Death Benefit Option (see "Death Benefit -- Changing the Death Benefit Option").

     - The addition or termination of a Policy rider (see "General Provisions -- Optional Insurance Benefits").

     We will notify you in writing of any changes in the Minimum Monthly
Premium.

     If you have not made sufficient premium payments to maintain the Death Benefit Guarantee as of any Monthly Anniversary, we will send you notice of the premium payment required to maintain it. If we do not receive the required premium payment within 61 days from the date of our notice, the Death Benefit Guarantee will terminate. The Death Benefit Guarantee cannot be reinstated.

     Even if the Death Benefit Guarantee terminates, the Policy will not necessarily lapse. For a discussion of the circumstances under which the Policy may lapse, see "Policy Lapse and Reinstatement."

ACCUMULATION VALUE

     The Accumulation Value of the Policy is equal to the sum of the Variable Accumulation Value plus the Fixed Accumulation Value. You should distinguish the Accumulation Value from the Cash Surrender Value that would actually be paid to you upon total surrender of the Policy, which is the Accumulation Value less any Surrender Charge, Loan Amount and unpaid Monthly Deductions. See "Surrender Benefits -- Total Surrender." You should also distinguish the Accumulation Value from the Cash Value, which determines the amount available for Policy loans, and is the Accumulation Value less any Surrender Charge. See "Policy Loans."

     The Variable Accumulation Value will generally vary daily and will increase or decrease to reflect the investment performance of the Funds in which Sub-Accounts of the Variable Account have been invested.

     We will increase the Variable Accumulation Value by:

     -  any Net Premiums credited to the Variable Account, and

     -  any transfers from the Fixed Account.

     We will reduce the Variable Accumulation Value by:

     -  the Monthly Deduction attributable to the Variable Account,

     -  partial withdrawals from the Variable Account,

     - any transfer and partial withdrawal charges attributable to the Variable Account, and

     - any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred from the Variable Account to the Fixed Account as security for Policy loans -- see "Policy Loans").

     We will increase the Fixed Accumulation Value by:

     -  any Net Premiums credited to the Fixed Account.

     - any interest credited to the Fixed Account (determined at our discretion, but guaranteed not to be less than 4%), and

     - any amounts transferred from the Variable Account to the Fixed Account (including amounts transferred to the Fixed Account as security for Policy loans -- see "Policy Loans").

     We will reduce the Fixed Accumulation Value by:

     -  the Monthly Deduction attributable to the Fixed Account,

     -  partial withdrawals from the Fixed Account,

     - any transfer and partial withdrawal charges attributable to the Fixed Account, and

     -  any amounts transferred from the Fixed Account to the Variable Account.

     See Appendix B for a detailed discussion of the calculation of Accumulation Value.

ILLUSTRATION OF POLICY BENEFITS


     In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the age and insurance risk characteristics of the Insured under your Policy and such factors as the specified face amount, death benefit option, premium payment amounts and rates of return (within limits) that you request. You can request such illustrations at any time. Subject to regulatory approval, personalized illustrations may be based upon a weighted average rather than an arithmetic average of Fund expenses.



     We have also filed an example of such an illustration as an exhibit to the registration statement referred to on page 55 of this Prospectus. This form of illustration is available to you upon request and is incorporated herein by reference.


SPECIALIZED USES OF THE POLICY

     Because the Policy provides for an accumulation of Cash Surrender Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of the Sub-Accounts to which Accumulation Value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Accumulation Value or Cash Surrender Value to fund the purpose for which the Policy was purchased. Withdrawals and Policy loans may significantly affect current and future Accumulation Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Sub-Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Federal Tax Matters."

POLICY LAPSE AND REINSTATEMENT

     LAPSE. Unlike traditional life insurance policies, the failure to make a Planned Periodic Payment will not by itself cause the Policy to lapse (terminate). If the Death Benefit Guarantee is not in effect, the Policy will lapse only if, as of any Monthly Anniversary, the Cash Surrender Value is less than the Monthly Deduction due, and a grace period of 61 days expires without a sufficient payment.

     During the early Policy Years, the Cash Surrender Value will generally not be sufficient to cover the Monthly Deduction, so that premium payments sufficient to maintain the Death Benefit Guarantee will be required to avoid lapse. See "Death Benefit Guarantee."

     The Policy does not lapse, and the insurance coverage continues, until the expiration of a 61-day grace period which begins on the date we send you written notice indicating that the Cash Surrender Value is less than the Monthly Deduction due. Our written notice will indicate the amount of the payment required to avoid lapse. If you do not make a sufficient payment within the grace period, then the Policy will lapse without value.

     If the Surviving Joint Insured dies during the grace period, the proceeds payable will equal the amount of the Death Benefit on the Valuation Date on or next following the date of the Surviving Joint Insured's death, reduced by any Loan Amount and any unpaid Monthly Deductions.

     If the Death Benefit Guarantee is in effect, we will not lapse the Policy. See "Death Benefit Guarantee."

     REINSTATEMENT. Reinstatement means putting a lapsed Policy back in force. You may reinstate a lapsed Policy by written request any time within five years after it has lapsed if it has not been surrendered for its Cash Surrender Value.

     To reinstate the Policy and any riders you must submit evidence of insurability satisfactory to us that each Joint Insured is still insurable, or if the Policy lapsed after the first death of the Joint Insured, then evidence of insurability for the Surviving Joint Insured. You must pay a premium large enough such that the Net Premium is as large as the sum of the Surrender Charge after reinstatement, plus the Monthly Deductions for the date of reinstatement and the following Monthly Anniversary.

     The Death Benefit Guarantee cannot be reinstated. See "Death Benefit Guarantee."

SURRENDER BENEFITS


     Subject to certain limitations, you may make a total surrender of the Policy or a partial withdrawal of the Policy's Cash Surrender Value by sending us a written request. We will determine the amount available for a total surrender or partial withdrawal at the end of the Valuation Period when we receive your written request. Generally, we will pay any amounts from the Variable Account upon total surrender or partial withdrawal within seven days after we receive your written request. We may postpone payments in certain circumstances. See "General Provisions -- Postponement of Payments." Surrendering the Policy may have tax consequences. See "Federal Tax Matters."


TOTAL SURRENDER

     You may surrender the Policy at any time for its Cash Surrender Value by making a written request. The Cash Surrender Value is the Accumulation Value of the Policy reduced by any Surrender Charge, Loan Amount and unpaid Monthly Deductions. If the Cash Surrender Value at the time of a surrender exceeds $25,000, the written request must include a Signature Guarantee.

PARTIAL WITHDRAWAL


     After the first Policy Year, you may also withdraw part of the Cash Surrender Value by sending us a written request. If the amount being withdrawn exceeds $25,000, then the written request must include a Signature Guarantee. We currently allow only one partial withdrawal in any Policy Year. When you make a partial withdrawal, we currently deduct your withdrawal amount plus a $10 charge for each withdrawal. We guarantee that this charge will not exceed $25.00 for each partial withdrawal. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges." The amount of any partial withdrawal must be at least $500 and, during the first 15 Policy Years, may not be more than 20% of the Cash Surrender Value on the date we receive your written request. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Unless you specify a different allocation, we make partial withdrawals from the Fixed Account and the Sub-Accounts of the Variable Account on a proportionate basis based upon the Accumulation Value. We will determine these proportions at the end of the Valuation Period during which we receive your written request. For purposes of determining these proportions, we first subtract any outstanding Loan Amount from the Fixed Accumulation Value.

     EFFECT OF PARTIAL WITHDRAWALS. We will reduce the Accumulation Value by the amount of any partial withdrawal. We will also reduce the Death Benefit by the amount of the withdrawal, or, if the Death Benefit is based on the corridor percentage of Accumulation Value (see "Death Benefit -- Death Benefit Options"), by an amount equal to the corridor percentage times the amount of the partial withdrawal.

     If the Level Amount Option is in effect, we will reduce the Face Amount by the amount of the partial withdrawal. When increases in the Face Amount have occurred previously, we reduce the current Face Amount by the amount of the partial withdrawal in the following order:

     (1) The Face Amount provided by the most recent increase;

     (2) The next most recent increases successively; and

     (3) The Face Amount when the Policy was issued.

     (This assumption also applies to requested decreases in Face Amount -- see "Death Benefits -- Requested Changes in Face Amount.") Thus, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the Policy. See "Death Benefit -- Requested Changes in Face Amount," "Deductions and Charges -- Monthly Deduction" and "Death Benefit -- Insurance Protection."

     We do not allow a partial withdrawal if the Face Amount after a partial withdrawal would be less than the Minimum Face Amount (currently $250,000).

     If the Variable Amount Option is in effect, a partial withdrawal does not affect the Face Amount.

     A partial withdrawal may also cause the Death Benefit Guarantee to terminate because we deduct the amount of the partial withdrawal from the total premiums paid in calculating whether you have paid sufficient premiums in order to maintain the Death Benefit Guarantee.

     Like partial withdrawals, Policy loans are a means of withdrawing funds from the Policy. See "Policy Loans." A partial withdrawal or a Policy loan may have tax consequences depending on the circumstances of such withdrawal or loan. See "Federal Tax Matters -- Tax Status of the Policy."

TRANSFERS


     You may transfer all or part of the Variable Accumulation Value between the Sub-Accounts or to the Fixed Account subject to any conditions the Funds whose shares are involved may impose and any conditions we may impose on transfers. See "Excessive Trading." You must make your transfer request in writing unless you have completed a telephone transfer/fax instruction authorization form. You may also direct us to automatically make periodic transfers under the Dollar Cost Averaging or Portfolio Rebalancing services as described below.


     To transfer all or part of the Variable Accumulation Value from a Sub-Account, we redeem Accumulation Units and reinvest their values in other Sub-Accounts, or the Fixed Account, as you direct in your request. We will effect transfers, and determine all values in connection with transfers, at the end of the Valuation Period during which we receive your request, except as otherwise specified for the Dollar Cost

Averaging or Portfolio Rebalancing services. With respect to future Net Premium payments, however, your current premium allocation will remain in effect unless
(1) you have requested the Portfolio Rebalancing service, or (2) you are transferring all of the Variable Accumulation Value from the Variable Account to the Fixed Account in exercise of conversion rights. See "Free Look and Conversion Rights -- Conversion Rights."

     Transfers from the Fixed Account to the Variable Account are subject to the following additional restrictions:

     - your transfer request must be postmarked no more than 30 days before or after the Policy Anniversary in any year, and only one transfer is permitted during this period,

     - the Fixed Accumulation Value after the transfer must be equal to at least the Loan Amount,

     - you may only transfer up to 50% of the Fixed Accumulation Value, less any Loan Amount, unless the balance, after the transfer, would be less than $1,000, in which event you may transfer the full Fixed Accumulation Value, less any Loan Amount, and

     - you must transfer at least the lesser of $500 or the total Fixed Accumulation Value, less any Loan Amount.

See Appendix A. Some of these restrictions may be waived for transfers due to the Portfolio Rebalancing service.

     TELEPHONE/FAX INSTRUCTIONS. You are allowed to enter certain types of instructions either by telephone or by fax if you complete a telephone/fax instruction authorization form. If you complete the form, you can enter the following types of instructions by telephone or fax:

     - transfers between Sub-Accounts

     - changes of allocations among fund options

By completing the telephone/fax form, you agree that we will not be liable for any loss, liability, cost or expense when we act in accordance with the telephone/fax transfer instructions that we receive or are recorded on voice recording equipment. If we later determine that you did not make a telephone/fax transfer request or the request was made without your authorization, and loss results from such unauthorized transfer, you bear the risk of this loss. We consider any requests made via fax as telephone requests and such requests are bound by the conditions in the telephone/fax transfer authorization form you sign. Any fax request should include your name, daytime telephone number, Policy number and, in the case of transfers, the names of the Sub-Accounts from which and to which money will be transferred and the allocation percentage. ReliaStar will employ reasonable procedures to confirm that instructions communicated by telephone/fax are genuine. If we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone/fax instructions, providing written confirmation of such instructions, and/or tape recording telephone instructions.


     Telephone and fax transfers may not always be available. Telephone or fax systems, whether yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing.



EXCESSIVE TRADING



     Excessive trading activity can disrupt orderly Fund management strategies and increase Fund expenses by causing:



     - increased trading and transaction costs;



     - disruption of planned investment strategies;

     - forced and unplanned portfolio turnover;



     - lost opportunity costs; and



     - large asset swings that decrease the Fund's ability to provide maximum investment return to all Policy owners.



     In response to excessive trading, we may place restrictions or refuse transfers made by third-party agents acting on behalf of Policy owners such as a market timing service. We will refuse or place restrictions on transfers when we determine, in our sole discretion, that transfers are harmful to the Funds or Policy owners as a whole.


     DOLLAR COST AVERAGING SERVICE. You may request this service if your Accumulation Value, less any Loan Amount, is at least $5,000. If you request this service, you direct us to automatically make specific periodic transfers of a fixed dollar amount from any of the Sub-Accounts to one or more of the Sub-Accounts or to the Fixed Account. We do not permit transfers from the Fixed Account under this service. You may request that we make transfers of this type on a monthly, quarterly, semi-annual, or annual basis. This service is intended to allow you to use "Dollar Cost Averaging," a long term investment method which provides for regular investments over time. We make no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.

     If you are interested in the Dollar Cost Averaging service, you may obtain a separate application form and information about this service and its restrictions from us or our registered representative.

     We will discontinue the Dollar Cost Averaging service (1) on receipt of any request to begin a Portfolio Rebalancing service, (2) if the Policy is in the grace period on any date when Dollar Cost Averaging transfers are scheduled, or
(3) if the specified transfer amount from any Sub-Account is more than the Accumulation Value in that Sub-Account.

     We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation would not affect any Dollar Cost Averaging service requests already commenced.

     PORTFOLIO REBALANCING SERVICE. You may request this service if your Accumulation Value, less any Loan Amount, is at least $10,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation of Accumulation Value, less any Loan Amount, among the Sub-Accounts of the Variable Account and the Fixed Account. We will also change your allocation of future Net Premium payments to be equal to this specified percentage allocation. You may request that we make transfers made under this service on a quarterly, semi-annual, or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives.

     The Accumulation Value in each Sub-Account of the Variable Account and the Fixed Account will grow or decline at different rates over time. Portfolio Rebalancing will periodically transfer Accumulation Values from those accounts that have increased in value to those accounts that have increased at a slower rate or declined in value. If all accounts decline in value, it will transfer Accumulation Values from those that have decreased less in value to those that have decreased more in value. We make no guarantees that Portfolio Rebalancing will result in a profit or protect against loss. You may discontinue this service at any time by notifying us in writing.

     If you are interested in the Portfolio Rebalancing service you may obtain a separate application form and information about this service and its restrictions from us or our registered representative.

     If you are using the Portfolio Rebalancing service, we will discontinue this service immediately (1) on receipt of any request to change the allocation of premiums to the Fixed Account and Sub-Account of the Variable Account, (2) on receipt of any request to begin a Dollar Cost Averaging service, (3) upon receipt of any request to transfer Accumulation Value among the Fixed Account or Sub-Accounts, or (4) if the Policy is in the grace period or the Accumulation Value, less any Loan Amount, is less than $7,500 on any Valuation Date when Portfolio Rebalancing transfers are scheduled.

     We reserve the right to discontinue, modify, or suspend this service. Any such modification or discontinuation could affect Portfolio Rebalancing services currently in effect, but only after 30 days notice to affected Policy owners.

     TRANSFER LIMITS. We currently do not limit the number of transfers in a Policy Year. We reserve the right to limit the number of transfers per year to twelve. All transfers that are effective on the same Valuation Date will be treated as one transfer transaction. Transfers made due to the Dollar Cost Averaging or Portfolio Rebalancing services do not currently count toward the limit on number of transfers.

     TRANSFER CHARGES. We currently charge a $25 fee for each transfer in excess of 24 per Policy Year. We reserve the right to assess a maximum charge of $25 for any transfer in excess of 12 per Policy Year. See "Deductions and Charges -- Partial Withdrawal and Transfer Charges." We will not impose any charge for exercising the conversion right or for transfers occurring as the result of Policy Loans, Dollar Cost Averaging, Portfolio Rebalancing or automatic withdrawals. All transfers are subject to any charges and conditions imposed by the Fund whose shares are involved. We will treat all transfers that are effective on the same Valuation Date as one transfer transaction for the purpose of assessing any charge.

POLICY LOANS

     GENERAL. While the Policy is in force, you may borrow money from us at any time after the first Policy Year using the Policy as security for the loan. The maximum amount you may borrow at any time is equal to the Loan Value of the Policy. The Loan Value of the Policy is equal to 100% of the Cash Value less the existing Loan Amount. Each Policy loan must be at least $500.

     You may request a loan in writing or by telephoning us on any Valuation Date. Any loan request in excess of $25,000 will require a Signature Guarantee. Telephone loan requests cannot exceed $10,000. We currently do not require an election form to make telephone loan requests. We will employ reasonable procedures to confirm that loan requests made by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmations of such instructions and/or tape recording telephone instructions.

     Policy loans have priority over the claims of any subsequent assignee or other person. You may repay a Policy loan in whole or in part at any time.

     We will normally pay the loan proceeds to you within seven days after we receive your request. We may postpone payment of loan proceeds to you under certain circumstances. See "General Provisions -- Postponement of Payments."

     Payments made by you generally will be treated as premium payments, rather than Policy loan repayments, unless you indicate that the payment should be treated otherwise or unless we decide, at our discretion, to apply the payment as a Policy loan repayment. As a result, unless you indicate that a payment is a loan repayment, all payments you make to the Policy will generally be subject to the Premium Expense Charge. See "Deductions and Charges -- Premium Expense Charge."

     IMMEDIATE EFFECT OF POLICY LOANS. When we make a Policy loan, we will segregate an amount equal to the Policy loan (which includes interest payable in advance) within the Accumulation Value of your Policy and hold it in the Fixed Account as security for the loan. As described below, you will pay interest to us on the Policy loan, but we will also credit interest to you on the amount held in the Fixed Account as security for the loan. We will include the amount segregated in the Fixed Account as security for the Policy loan as part of the Fixed Accumulation Value under the Policy, but we will credit that amount with interest on a basis different from other amounts in the Fixed Account.

     Unless you specify differently, amounts held as security for the Policy loan will come proportionately from the Fixed Accumulation Value and the Variable Accumulation Value (with the proportions being determined as described below). We will transfer assets equal to the portion of the Policy loan coming from the Variable Accumulation Value from the Sub-Accounts of the Variable Account to the Fixed Account,

THEREBY REDUCING THE ACCUMULATION VALUE HELD IN THE SUB-ACCOUNTS. We do not treat these transfers as transfers for the purposes of assessing the transfer charge or calculating the limit on the number of transfers.


     If you request an additional loan, we add the new loan amount to your existing Policy loan. Thus, there is only one loan outstanding on your Policy at any time.


     EFFECT ON INVESTMENT PERFORMANCE. Amounts coming from the Variable Account as security for Policy loans will no longer participate in the investment performance of the Variable Account. We will credit all amounts held in the Fixed Account as security for Policy loans (that is, the Loan Amount) with interest at an effective annual rate equal to 4.00%. WE WILL NOT CREDIT ADDITIONAL INTEREST TO THESE AMOUNTS. On the Policy Anniversary, we will allocate any interest credited on these amounts to the Fixed Account and the Variable Account according to the premium allocation then in effect. See "Payment and Allocation of Premiums -- Allocating Premiums."

     Although you may repay Policy loans in whole or in part at any time, Policy loans will permanently affect the Policy's potential Accumulation Value. As a result, to the extent that the Death Benefit depends upon the Accumulation Value (see "Death Benefit -- Death Benefit Options"), Policy loans will also affect the Death Benefit under the Policy. This effect could be favorable or unfavorable depending on whether the investment performance of the assets allocated to the Sub-Account(s) is less than or greater than the interest being credited on the assets transferred to the Fixed Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under the Policy will be lower when such interest credited is less than the investment performance of assets held in the Sub-Account(s).

     EFFECT ON POLICY COVERAGE. We will notify you if, on any Monthly Anniversary, the Loan Amount is greater than the Accumulation Value, less the then applicable Surrender Charge. If we do not receive sufficient payment within 61 days from the date we send notice to you, the Policy will lapse and terminate without value. Our written notice to you will indicate the amount of the payment required to avoid lapse. The Policy may, however, later be reinstated. See "Policy Lapse and Reinstatement."

     A Policy loan may also cause termination of the Death Benefit Guarantee, because we deduct the Loan Amount from the total premiums paid in calculating whether sufficient premiums have been paid in order to maintain the Death Benefit Guarantee. See "Death Benefit Guarantee."

     We will reduce proceeds payable upon the death of the Surviving Joint Insured by any Loan Amount.

     INTEREST. The interest rate charged on Policy loans will be an annual rate of 5.66%, payable in advance. After the tenth Policy Year, we will charge interest at an annual rate of 3.85%, payable in advance, on that portion of your Loan Amount that is not in excess of (1) the Accumulation Value, less (2) the total of all premiums paid and all partial withdrawals. This portion of your loan amount is called a preferred loan. We will charge interest on any excess of this amount at the annual rate of 5.66%, payable in advance.

     Interest is payable in advance to the next Policy Anniversary when any Policy loan is made and at the beginning of each Policy Year thereafter. If you do not pay the interest when due, we will deduct it from the Cash Surrender Value as an additional Policy loan (see "Immediate Effect of Policy Loans" above) and we will add it to the existing Loan Amount.

     We will refund any interest that we have not earned to you upon lapse or surrender of the Policy or repayment of the Policy Loan.

     REPAYMENT OF LOAN AMOUNT. You may repay the Loan Amount any time. If not repaid, we will deduct the Loan Amount from any amount payable under the Policy. Unless you provide us with notice to the contrary, we generally will treat any payments on the Policy as premium payments. Such premium payments are subject to the Premium Expense Charge. Any repayments on the Loan Amount will result in amounts being reallocated from the Fixed Account and to the Sub-Accounts of the Variable Account according to your current premium allocation.

     TAX CONSIDERATIONS. A Policy loan, may have tax consequences depending on the circumstances of the loan. See "Federal Tax Matters -- Tax Status of the Policy."

FREE LOOK AND CONVERSION RIGHTS

FREE LOOK RIGHTS

     The Policy provides for a "free look" period after application for and issuance of the Policy. The Policy also provides for a "free look" period after any requested increase in the Face Amount.

     During the free look period after application for and issuance of the Policy, you have a right to return the Policy for cancellation. You must return the Policy to your agent or us and ask us to cancel the Policy by midnight of the 10th day after receiving the Policy. Upon requesting cancellation of the Policy, you will receive a refund of premiums paid for the Policy.

     During the free look period after a requested increase in Face Amount, you have the right to cancel the increase. You must request cancellation of the increase by midnight of the 10th day after receiving the new Policy Data Page reflecting the increase. Upon requesting cancellation of the increase, you will receive a refund, if you so request, or otherwise a restoration to the Policy's Accumulation Value (allocated among the Fixed Account and the Sub-Accounts of the Variable Account as if it were a Net Premium payment), in an amount equal to all Monthly Deductions attributable to the increase in Face Amount, including rider cost arising from the increase.


     NOT TAKEN POLICIES. If you return your Policy to us after the end of the free look period, but within 120 days after the Policy Issue Date, we call your Policy a "not taken." By current administrative practice which we may change at any time in our sole discretion and without notice to you, we limit the Surrender Charge on not taken Policies to not more than $50. After 120 days, we will apply the full Surrender Charge to all policy lapses and surrenders.


CONVERSION RIGHTS

     During the first two Policy Years and the first two years following a requested increase in Face Amount, we provide you with an option to convert the Policy or any requested increase in Face Amount to a life insurance policy under which the benefits do not vary with the investment experience of the Variable Account. This option is made available by permitting you to transfer all or a part of your Variable Accumulation Value to the Fixed Account.


     GENERAL OPTION. You may exercise your conversion right by transferring all or any part of your Variable Accumulation Value to the Fixed Account. If, at any time during the first two Policy Years or the first two years following a requested increase in Face Amount, you request transfer from the Variable Account to the Fixed Account and indicate that you are making the transfer in exercise of your conversion right, we will not assess any transfer charge on the transfer, and will not count against the limit on the number of transfers. At the time of such transfer, there is no effect on the Policy's Death Benefit, Face Amount, net amount at risk, Rate Class(es) or issue age -- only the method of funding the Accumulation Value under the Policy will be affected. See "Death Benefit," "Accumulation Value" and Appendix A, "The Fixed Account."


     If you transfer all of the Variable Accumulation Value from the Variable Account to the Fixed Account and indicate that you are making this transfer in exercise of your Conversion Right, we will automatically credit all future premium payments on the Policy to the Fixed Account unless you request a different allocation.

ADDITIONAL INFORMATION ON THE INVESTMENTS OF THE VARIABLE ACCOUNT

INVESTMENT LIMITS

     The Fund shares may be available to fund benefits under both variable annuity and variable life contracts and policies. This could result in an irreconcilable conflict between the interests of the holders of the different types of variable contracts. The Funds have advised us that they will monitor for such conflicts and will promptly provide us with information regarding any such conflicts should they arise or become imminent, and we will promptly advise the Funds if we become aware of any such conflicts. If any such material irreconcilable conflict arises, we will arrange to eliminate and remedy such conflict up to and including establishing a new management investment company and segregating the assets underlying the variable policies and contracts at no cost to the holders of the policies and contracts.


     The Fund shares are sold to separate accounts of insurance companies. These insurance companies may or may not be affiliated with us. This is known as "shared funding." The Funds may sell shares as the underlying investment for both variable annuity and variable life insurance contracts. This process is known as "mixed funding".



     The Funds may sell shares to certain qualified pension and retirement plans that qualify under Section 401 of the Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans, or their participants.



     If there is a material conflict, we will consider what should be done, including removing the Fund from the Variable Account. There are certain risks with mixed and shared funding, and with selling shares to qualified pension and retirement plans. See the Funds' prospectuses.


     There also is a possibility that one fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.

     The Funds distribute dividends and capital gains. However, we automatically reinvest distributions in additional Fund shares, at net asset value. The Sub-Account receives the distributions which are then reflected in the Unit Value of that Sub-Account. See "Accumulation Value."


     ReliaStar has entered into service arrangements with the managers or distributors of certain of the Funds. Under these arrangements, ReliaStar or its affiliates may receive compensation from affiliates of the Funds. This compensation is for providing administrative, recordkeeping, distribution and other services to the Funds or their affiliates. Such compensation is paid based upon assets invested in the particular Funds, or based on the aggregated net asset goals. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one Fund to another. The amounts we receive may be significant.


ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

     We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the Variable Account or that the Variable Account may purchase.

     - We reserve the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in a new Fund, or in shares of another investment company, with a specified investment objective. We may establish new Sub-Accounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new Sub-Accounts available to existing Policy owners on a basis we determine.

     - We may eliminate one or more Sub-Accounts, or prohibit additional new premium or transfers into a Sub-Account, if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.


     - We reserve the right to eliminate the shares of any of the Funds and to substitute shares of another Fund or of another open-end, registered investment company. The new Funds may have higher fees and charges than the ones they replaced, and not all Funds may be available to all classes of Policies. We will not substitute any shares attributable to your interest in a Sub-Account of the Variable Account without notice and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

     Nothing contained herein shall prevent the Variable Account from:

     -  Purchasing other securities of other Funds or classes of polices,

     - Permitting a conversion between Funds or classes of policies on the basis of requests made by Policy owners, or

     - Substituting the shares of one Fund for shares of another Fund in the event of a merger of Funds or similar transaction.

     In the event of any such substitution, deletion or change, we may make appropriate changes in this and other polices to reflect such substitution, deletion or change. If you allocated all or a portion of your investments to any of the current funds that are being substituted for or deleted, you may transfer the portion of the Accumulation Value affected without paying a transfer charge.

     If we deem it to be in the best interests of persons having voting rights under the Policies, we may:

     -  operate the Variable Account as a management company under the 1940 Act,

     - deregister the Variable Account under the 1940 Act in the event such registration is no longer required, or

     -  combine the Variable Account with our other separate accounts.

VOTING RIGHTS

     You have the right to instruct us how to vote the Fund shares attributable to the Policy at regular meetings and special meetings of the Funds. We will vote the Fund shares held in Sub-Accounts according to the instructions received, as long as:

     - The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940; and

     -  The Variable Account's assets are invested in Fund shares.

     If we determine that, because of applicable law or regulation, we do not have to vote according to the voting instructions received, we will vote the Fund shares at our discretion.

     All persons entitled to voting rights and the number of votes they may cast are determined as of a record date, selected by us, not more than 90 days before the meeting of the Fund. All Fund proxy materials and appropriate forms used to give voting instructions will be sent to persons having voting interests.

     We will vote any Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Policy owners, in proportion to the instructions received from all Policy owners having a voting interest in the Fund. Any Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund, and will be voted in the same manner as are the respective account's votes.

     Owning the Policy does not give you the right to vote at meetings of our stockholders.

     DISREGARD OF VOTING INSTRUCTIONS. We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of any Fund or to approve or disapprove an investment advisory contract for any Fund. In addition, we may disregard voting instructions in favor of changes initiated by a Policy owner in the investment policy or the investment adviser of any Fund if we reasonably disapprove of such changes. We would disapprove a change only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or we determine that the change would have an adverse effect on the Variable Account in that the proposed investment policy for a Fund may result in speculative or unsound investments.

If we do disregard voting instructions, we will include a summary of that action and the reasons for such action in the next annual report to owners.

GENERAL PROVISIONS

OWNERSHIP

     While the Surviving Joint Insured is alive, subject to the Policy's provisions you may:

     -  Change the amount and frequency of premium payments.

     -  Change the allocation of premiums.

     -  Make transfers between accounts.

     -  Surrender the Policy for cash.

     -  Make a partial withdrawal for cash.

     -  Receive a cash loan.

     -  Assign the Policy as collateral.

     -  Change the beneficiary.

     -  Transfer ownership of the Policy.

     -  Enjoy any other rights the Policy allows.

     While both Joint Insureds are alive, subject to the Policy's provisions, you may:

     -  Change the Death Benefit Option.

     -  Change the Face Amount.


     Some of these transactions may have tax consequences and you should consider any such tax consequences before taking any of these actions.


PROCEEDS

     At the Surviving Joint Insured's death, the proceeds payable include the Death Benefit then in force:

     - Plus any additional amounts provided by rider on the life of the Surviving Joint Insured;

     -  Plus any Policy loan interest that we have collected but not earned;

     -  Minus any Loan Amount; and

     -  Minus any unpaid Monthly Deductions.


     We may pay the proceeds in a lump sum or, if you choose we may apply the proceeds to one of the Settlement Options. If you or the Beneficiary do not select a Settlement Option, and the proceeds are at least $5,000, we may deposit the lump-sum payment into an interest bearing special account maintained by a financial institution and retained by us in our General Account. In that case, we provide the Beneficiary with a checkbook to access these funds from that special account. The Beneficiary will receive any interest on the proceeds deposited in that account.


BENEFICIARY

     You may name one or more beneficiaries on the application when you apply for the Policy. You may later change beneficiaries by written request. You may also name a beneficiary whom you cannot change without his or her consent (irrevocable beneficiary). If no beneficiary is surviving when the Surviving Joint Insured dies, we will pay the Death Benefit to you, if surviving, or otherwise to your estate.

POSTPONEMENT OF PAYMENTS

     We generally make payments from the Variable Account for Death Benefits, cash surrender, partial withdrawal, or loans within seven days after we receive all the documents required for the payments.


     We may, however, delay making a payment when we are not able to determine the Variable Accumulation Value because (1) the New York Stock Exchange is closed, other than customary weekend or holiday closings, or the SEC restricts trading on the New York Stock Exchange, (2) the SEC by order permits postponement for the protection of Policyholders, or (3) the SEC determines that an emergency exists which makes disposing of securities not reasonably practicable, or which makes it not reasonably practicable to determine the value of the Variable Account's net assets. We may also postpone transfers and allocations to and from any Sub-Account of the Variable Account under these circumstances.


     We may delay any of the payments that we make from the Fixed Account for up to six months from the date we receive the documents required. We will pay interest at an effective annual rate of not less than 3.50% if we delay payment more than 10 days. We will not credit any additional interest to any delayed payments. The time a payment from the Fixed Account may be delayed and the rate of interest paid on such amounts may vary among states.

SETTLEMENT OPTIONS

     Settlement Options are ways you can choose to have the Policy's proceeds paid. These options apply to proceeds paid:

     -  At the Surviving Joint Insured's death.

     -  On total surrender of the Policy.

     We pay the proceeds to one or more payees. We may pay the proceeds in a lump sum or we may apply them to one of the following Settlement Options. You may request that we use a combination of options. You must apply at least $2,500 to any Option for each payee under that option. Under an installment Option, each payment must be at least $25. We may adjust the interval between payments to make each payment at least $25.

     Proceeds applied to any Option no longer earn interest at the rate applied to the Fixed Account or participate in the investment performance of the Funds.

     Option 1 -- Proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval.

     Option 2 -- Proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid.

     Option 3 -- Proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid.

     Option 4 -- The proceeds provide an annuity payment with a specified number of months "certain." The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee.

     Option 5 -- The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

     Option 6 -- The proceeds are used to provide an annuity based on the rates in effect when the proceeds are applied. We do not apply this Option if a similar option would be more favorable to the payee at that time.

     INTEREST ON SETTLEMENT OPTIONS. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors. The interest rate will never be less than an effective annual rate of 3.50%.

     In determining amounts we pay under Options 3 and 4, we assume interest at an effective annual rate of 3.50%. Also, for Option 3 and "certain" periods under Option 4, we credit any excess interest we may declare on funds that we consider to be in the same classification based on the Option, restrictions on withdrawal, and other factors.

INCONTESTABILITY

     After the Policy has been in force during both Joint Insured's lifetime for two years from the Policy's Issue Date, we cannot claim the Policy is void or refuse to pay any proceeds unless the Policy has lapsed.

     If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year contestable period measured from the date of the increase.

     If the Policy is reinstated, we measure the contestable period from the date of reinstatement with respect to statements made on the application for reinstatement.

MISSTATEMENT OF AGE AND SEX

     If any Joint Insured's age or sex or both are misstated, the Death Benefit will be the amount that the most recent cost of insurance would purchase using the current cost of insurance rate for the correct age and sex.

SUICIDE

     If any Joint Insured commits suicide within two years of the Policy's Issue Date, we do not pay the Death Benefit. Instead, we refund all premiums paid for the Policy and any attached riders, minus any Loan Amounts and partial withdrawals.

     If you make a Face Amount increase or a premium payment which requires proof of insurability, the corresponding Death Benefit increase has its own two-year suicide limitation for the proceeds associated with that increase. If any Joint Insured commits suicide within two years of the effective date of the increase, we pay the Death Benefit prior to the increase and refund the cost of insurance for that increase.

TERMINATION

     The Policy terminates when any of the following occurs:

     -  The Policy lapses. See "Policy Lapse and Reinstatement."

     -  The Surviving Joint Insured dies.

     -  You surrender the Policy for its Cash Surrender Value.

     - We amend the Policy according to the amendment provision described below and you do not accept the amendment.

     -  The Policy terminates when the younger Joint Insured reaches age 100.

AMENDMENT

     We reserve the right to amend the Policy in order to include any future changes relating to the following:

     -  Any SEC rulings and regulations.

     - The Policy's qualification for treatment as a life insurance policy under the following:

       -- The Code.

       -- Internal Revenue Service rulings and regulations.

       -- Any requirements imposed by the Internal Revenue Service.

REPORTS

     ANNUAL STATEMENT. We will send you an Annual Statement once each year, showing the Face Amount, Death Benefit, Accumulation Value, Cash Surrender Value, Loan Amount, premiums paid, Planned Periodic Premiums, interest credits, partial withdrawals, transfers, and charges since the last statement.

     Additional statements are available upon request. We may make a charge not to exceed $50 for each additional Annual Statement you request.


     We send semi-annual reports with financial information on the Funds, including a list of investment holdings of each portfolio.



     We send confirmation notices to you throughout the year for certain Policy transactions such as partial withdrawals and loans.


     PROJECTION REPORT. After the first Policy Year, you may request a report projecting future results based on the Death Benefit Option you specify, the Planned Periodic Premiums you specify, the Accumulation Value of your Policy at the end of the prior Policy Year. We may make a charge not to exceed $50 for each Projection Report you request after the first report in any Policy Year.

     OTHER REPORTS. The Company will mail to you, at your last known address of record at least annually a report containing such information as may be required by any applicable law.

     To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by ReliaStar Life Insurance Company of New York or an affiliate. Call 1-800-456-6965 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, of if you would like to receive one copy for each contract in all future mailings.

DIVIDENDS

     The Policy does not entitle you to participate in our surplus. We do not pay you dividends under the Policy.

     The Sub-Account receives any dividends paid by the related Fund. Any such dividend is credited to you through the calculation of the Sub-Account's daily Unit Value.

COLLATERAL ASSIGNMENT


     You may assign the benefits of the Policy as collateral for a debt. This limits your rights to the Cash Surrender Value and the beneficiary's rights to the proceeds. An assignment is not binding on us until we receive written notice. Assigning the Policy may have tax consequences. You should consult a tax advisor before assigning the Policy.


OPTIONAL INSURANCE BENEFITS

     The Policy can include additional benefits, in the form of riders to the Policy, if our requirements for issuing such benefits are met. We currently offer the following benefit riders:

     POLICY SPLIT OPTION RIDER (PSO). Allows the Policy owner to split the Policy into two individual permanent life insurance policies in the event of a divorce of the Joint Insureds, dissolution of a business partnership of the Joint Insureds, or if there is a change in the federal estate tax laws that would eliminate the unlimited marital deduction or reduce by at least 50% the estate taxes payable at death. Evidence of insurability on each Joint Insured may be required to exercise this option. There is no cost for this rider.

     SURVIVORSHIP TERM RIDER (STR). Provides a level term insurance benefit payable on the death of the Surviving Joint Insured if death occurs prior to age 80 of the younger Joint Insured. The current cost of insurance rates for the rider are expected to be the same as for the base Policy. The Monthly Amount Charge per $1,000 for the rider is expected to be lower than for the base Policy. In addition, the base Policy's

Surrender Charge does not apply to coverage under the rider. However, the Survivorship Term Rider will cause the Death Benefit Guarantee Period of the base Policy to be shortened.

     By Company practice, if the base Death Benefit is equal to the Accumulation Value multiplied by the corridor percentage (see "Death Benefit"), or within 90 days prior to the STR expiration date, the STR amount may be replaced with base coverage without providing evidence of insurability. The entire rider amount must be replaced if any amount is replaced. Surrender Charges will not apply to the new additional base coverage. Monthly Amount Charge rates on the new additional base coverage will be no higher than the Monthly Amount Charge rates on the STR in the year prior to replacement. Cost of insurance rates on the new additional base coverage will be equal to the cost of insurance rates for the base coverage, based on the rate class and duration of the STR coverage.

     There may be times in which it will be to your economic advantage to include a significant portion of your insurance coverage under a term rider. In some other circumstances, it may be in your interest to obtain a Policy without term rider coverage. These circumstances depend on many factors, including the premium levels and amount and duration of coverage you choose, as well as the age, sex, and premium class of each Joint Insured.

     FOUR YEAR TERM RIDER (FTR). Provides a four year, level term benefit if the Surviving Joint Insured dies during the first four Policy Years.

FEDERAL TAX MATTERS

INTRODUCTION

     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon the Company's understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (the "IRS").

     Any qualified plan contemplating the purchase of a life policy should consult a tax advisor.

TAX STATUS OF THE POLICY


     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, the Company believes that it is reasonable to conclude that the Policies satisfy the applicable requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, the Company may take appropriate steps to bring the Policy into compliance with such requirements and reserves the right to restrict Policy transactions in order to do so.


     In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their policies due to their ability to exercise investment control over these assets. Where this is the case, the Policy owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility of an owner to allocate premium payments and Policy Accumulation Values, have not been explicitly addressed in published rulings. While the Company believes that the Policies do not give owners investment control over Variable Account assets, the Company reserves the right to modify the Policies as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Policy.

     In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     IN GENERAL. The Company believes that the Death Benefit under a Policy should be excludible from the gross income of the Beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each owner or beneficiary. A tax advisor should be consulted on these consequences.

     Generally, the owner will not be deemed to be in constructive receipt of the Policy Accumulation Value until there is a distribution. When distributions from a Policy occur, including payments arising from any maturity benefits, or when loans are taken out from or secured by (e.g., by assignment) a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."


     MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums paid during the first seven Policy Years. Certain changes in a Policy after it is issued could also cause it to be classified as a Modified Endowment Contract including a reduction in benefits at any time. A current or prospective owner should consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract. The Company will monitor the Policies, however, and will attempt to notify an owner within one month of the date of any Policy transactions if it believes that such owner's Policy is in jeopardy of becoming a Modified Endowment Contract. At this point, if the Policy owner wishes to avoid Modified Endowment Contract status, he or she should, in turn, notify the Company immediately. However, if the transaction was a premium payment, then the Policy owner must notify the Company no later than 60 days following the Policy Anniversary in which the premium payment occurred.


     DISTRIBUTIONS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

     (1) All distributions, including distributions upon surrender and withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy Accumulation Value (Cash Surrender Value for surrenders) immediately before the distribution plus prior distributions over the owner's total investment in the Policy at that time. "Total investment in the Policy" means the aggregate amount of any premiums or other considerations paid for a Policy, plus any previously taxed distributions, minus any credited dividends.

     (2) Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly.

     (3) A 10 percent additional income tax is imposed on the amount included in income except where distribution or loan is made when the owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary or designated beneficiary.


     If a Policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Policy within two years before it becomes a Modified Endowment Contract will be taxed in this manner. This means that a distribution made from a Policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.


     DISTRIBUTIONS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT
CONTRACTS. Distributions from a Policy that is not a Modified Endowment Contract are generally treated first as a recovery of an owner's investment in the Policy and only after the recovery of all investments in the Policy as taxable income. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.



     Loans from or secured by a Policy that is not a Modified Endowment Contract are generally not treated as distributions, except that upon a lapse or cancellation of a Policy the amount of any outstanding Policy loan will be added to the amount distributed to you and taxed accordingly. However, the tax consequences associated with loans after the 10th Policy Year are less clear and a tax adviser should be consulted about such loans.



     Finally, neither distributions from nor loans from or secured by a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional tax.



     POLICY LOANS. In general, interest on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.



     MULTIPLE POLICIES. All Modified Endowment Contracts that we (or our affiliates) issue to the same owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.



     BUSINESS USES OF POLICY. Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement, the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. in recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.



     OTHER TAX CONSIDERATIONS. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the Policy owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.



POSSIBLE CHANGES IN TAXATION


     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor with respect to legislative developments and their effect on the Policy.

OTHER CONSIDERATIONS

     The foregoing discussion is general and is not intended as tax advice. Any person concerned about these tax implications should consult a competent tax advisor. This discussion is based on our understanding of the present Federal income tax laws as they are currently interpreted by the IRS. We make no representation as to the likelihood of continuation of these current laws and interpretations. In addition, this discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, we have made no attempt to consider any applicable state or other tax laws.

TAXATION OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK



     We do not initially expect to incur any income tax burden upon the earnings or the realized capital gains attributable to the Variable Account. Based on this expectation, we currently make no charge to the Variable Account for Federal income taxes which may be attributable to the Account. If, however, we determine that we may incur such tax burden, we may assess a charge for such burden from the Variable Account.



     We may also incur state and local taxes, in addition to premium taxes, in several states. At present these taxes are not significant. If there is a material change in state or local tax laws, charges for such taxes, if any, attributable to the Variable Account, may be made.


DISTRIBUTION OF THE POLICIES

     We intend to sell the Policies in all jurisdictions where we are licensed.

     The Policies will be distributed by the general distributor, Washington Square Securities, Inc. (WSSI), a Minnesota corporation, which is our affiliate. WSSI is a securities broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. It is primarily a mutual funds dealer and has dealer agreements under which it markets shares of many mutual funds. It also markets limited partnerships and other tax-sheltered or tax-deferred investments, and acts as general distributor (principal underwriter) for variable annuity products issued by us. The Policies may also be sold through other broker-dealers authorized by WSSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

     The Policies will be sold by licensed insurance agents who are also registered representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 who are members of the NASD. Registered representatives who sell the Policies will receive commissions based on a commission schedule. In the first Policy Year, commissions generally will be no more than 55% of the premiums paid up to the annualized Minimum Monthly Premium, plus 8% of additional premiums. In subsequent Policy Years 2 through 10, commissions generally will be no more than 8% of premiums paid in that year. We will pay corresponding commissions upon a requested increase in Face Amount. In addition, we may pay a commission of .10% of the average monthly Accumulation Value during each Policy Year. Registered representatives may be eligible to receive certain overrides and other benefits which may be based on the amount of earned commissions.


     For all Policies which use the ReliaStar Life Insurance Company of New York Variable Life Separate Account I, the aggregate amount paid to WSSI under our Distribution Agreement was $1,312,274 in 2000, $1,345,813 in 1999, and $837,517
in 1998.



     We pay wholesaler fees and marketing and training allowances. We may provide repayments or make sponsor payments for broker/dealers to use in sales contests for their registered representatives. We do hold training programs from time to time at our own expense. We pay dealer concessions, wholesaling fees, other allowances and the costs of all other incentives or training programs from our resources which include sales charges.



     Some broker/dealers receive a slightly lower distribution allowance because we provide them with greater marketing and administrative support.

MANAGEMENT

     The following is a list of current directors and executive officers of the Company, their principal occupation and business experience.





                                                   PRINCIPAL OCCUPATION
   DIRECTORS AND OFFICERS                        AND BUSINESS EXPERIENCE
   ----------------------      ------------------------------------------------------------
William D. Bonneville(3)       Executive Vice President and Chief Administrative Officer of
                               ReliaStar Life Insurance Company of New York since 2000;
                               Senior Vice President and Chief Administrative Officer of
                               ReliaStar Life Insurance Company of New York from 1998 to
                               2000; Vice President of ReliaStar Life Insurance Company of
                               New York (formerly known as ReliaStar Bankers Security Life
                               Insurance Company) from 1996 to 1998; Vice President of
                               North Atlantic Life Insurance Company from 1992 to 1995
                               until its merger into ReliaStar Life Insurance Company of
                               New York.
Stephen A. Carb(1)             Partner of Carb, Luria, Glassner, Cook & Kufeld LLP (New
                               York law firm) since 1962.
Paula Cludray-Engelke(3)       Secretary of Ameribest Life Insurance Company, Equitable
                               Life Insurance Company of Iowa, First Columbine Life
                               Insurance Company, Golden American Life Insurance Company,
                               Life Insurance Company of Georgia, Midwestern United Life
                               Insurance Company, Security Life of Denver Insurance
                               Company, Southland Life Insurance Company, United Life and
                               Annuity Insurance Company and Washington Square Securities,
                               Inc. since 2001; Secretary of Northern Life Insurance
                               Company, ReliaStar Life Insurance Company, ReliaStar Life
                               Insurance Company of New York and Security-Connecticut Life
                               Insurance Company since 2000; Secretary of Aetna Insurance
                               Company of America and Aetna Life Insurance and Annuity
                               Company since 2001; Assistant Secretary of Aetna Insurance
                               Company of America and Aetna Life Insurance and Annuity
                               Company since 2000.
James G. Cochran(3)            Executive Vice President of ReliaStar Life Insurance Company
                               of New York since 1997; Vice President of ReliaStar Life
                               Insurance Company in 1999; Senior Vice President of
                               ReliaStar United Services Life Insurance Company from 1990 to 1996 until its merger into ReliaStar Life Insurance
                               Company.
R. Michael Conley(1)           Retired 1998; Senior Vice President of ReliaStar Financial
                               Corp. from 1991 to 1998; Senior Vice President, ReliaStar
                               Employee Benefits of ReliaStar Life Insurance Company from
                               1988 to 1998; President of NWNL Benefits Corporation from
                               1988 to 1998; Executive Vice President of ReliaStar Life
                               Insurance Company of New York 1996 to 1998; Director of
                               ReliaStar Life Insurance Company of New York.

                                                   PRINCIPAL OCCUPATION
   DIRECTORS AND OFFICERS                        AND BUSINESS EXPERIENCE
   ----------------------      ------------------------------------------------------------
Richard R. Crowl(2)            Senior Vice President, General Counsel and Secretary of
                               ReliaStar Financial Corp. since 1996; Senior Vice President and General Counsel of Security-Connecticut Life Insurance
                               Company since 1997; Senior Vice President and General
                               Counsel of ReliaStar Life Insurance Company, Northern Life
                               Insurance Company, and ReliaStar Life Insurance Company of
                               New York since 1996; Senior Vice President and General
                               Counsel of ReliaStar United Services Life Insurance Company
                               from 1996 to 1998 at which time this company merged into
                               ReliaStar Life Insurance Company; Senior Vice President and
                               General Counsel of ReliaStar Investment Research, Inc.
                               (formerly known as Washington Square Advisers, Inc.) since
                               1986; Vice President and Associate General Counsel of
                               ReliaStar Financial Corp. from 1989 to 1996; Vice President and Associate General Counsel of ReliaStar Life Insurance
                               Company from 1985 to 1996; Director of various subsidiaries of ING America Insurance Holdings, Inc.
James R. Gelder(2)             Chief Executive Officer, U.S. Life Group of ReliaStar Life
                               Insurance Company, Security Life of Denver Insurance
                               Company, Equitable Life Insurance Company of Iowa,
                               Midwestern United Life Insurance Company and Southland Life
                               Insurance Company since 2001; Senior Vice President,
                               ReliaStar Financial Corp. since 2000; President and Chief
                               Executive Officer of ReliaStar Life Insurance Company of New
                               York since 1999; Senior Vice President of ReliaStar Life
                               Insurance Company from 1999 to 2001; Executive Vice
                               President of ReliaStar Life Insurance Company of New York
                               from 1998 to 1999; President of Security-Connecticut Life
                               Insurance Company since 1998; Chief Executive Officer of
                               Security-Connecticut Life Insurance Company from 1998 to
                               2001; Executive Vice President and Chief Operating Officer
                               of Security-Connecticut Life Insurance Company from 1997 to
                               1998; Vice President of ReliaStar Life Insurance Company
                               from 1994 to 1999; Director and Officer of various
                               subsidiaries of ReliaStar Financial Corp.
Ambassador Ulric Haynes,
  Jr.(1)                       Dean of the School of Business and Executive Dean for
                               University International Relations of Hofstra University
                               since 1991; Director of DYNAX Solutions, Inc. from 2000 to present; Director of INNCOM International Inc. from 1999 to present; Director of Pall Corporation from 1994 to present;
                               Director of HSBC USA Inc. (formerly Marine Midland Bank)
                               from 1969 to present.

                                                   PRINCIPAL OCCUPATION
   DIRECTORS AND OFFICERS                        AND BUSINESS EXPERIENCE
   ----------------------      ------------------------------------------------------------
Wayne R. Huneke(2)             Chief Financial Officer, Aetna Insurance Company of America,
                               Aetna Life Insurance and Annuity Company, Ameribest Life
                               Insurance Company, Equitable Life Insurance Company of Iowa,
                               First Columbine Life Insurance Company, Golden American Life
                               Insurance Company, Life Insurance Company of Georgia,
                               Midwestern United Life Insurance Company, Security Life of
                               Denver Insurance Company, Southland Life Insurance Company
                               and USG Annuity & Life Company since 2001; Vice President
                               and Chief Financial Officer, ReliaStar Life Insurance
                               Company of New York since 2000; Director of Ameribest Life
                               Insurance Company, Equitable Life Insurance Company of Iowa,
                               First Columbine Life Insurance Company, Golden American Life
                               Insurance Company, Life Insurance Company of Georgia,
                               Midwestern United Life Insurance Company, Security Life of
                               Denver Insurance Company, Southland Life Insurance Company,
                               USG Annuity & Life Company and United Life and Annuity
                               Insurance since 2001; Chief Financial Officer, ING North
                               America Insurance Corporation since 2000; Chief Financial
                               Officer, ING America Insurance Holdings, Inc. since 2000;
                               Director of Aetna Insurance Company of America, Aetna Life
                               Insurance and Annuity Company, Aetna Retirement Holdings,
                               Inc. and Aetna Retirement Services, Inc. since 2000; Senior
                               Executive Vice President of ReliaStar Financial Corp. and
                               ReliaStar Life Insurance Company since 1999; Senior Vice
                               President of ReliaStar Financial Corp. and ReliaStar Life
                               Insurance Company from 1994 to 1999; Director of ReliaStar
                               Life Insurance Company and ReliaStar Life Insurance Company
                               of New York since 1995; Chief Financial Officer and
                               Treasurer of ReliaStar Financial Corp. and ReliaStar Life
                               Insurance Company from 1994 to 1997.
Mark S. Jordahl(2)             Vice President and Chief Investment Officer, ReliaStar Life
                               Insurance Company of New York since 2000; Vice President and
                               Chief Investment Officer of Northern Life Insurance Company
                               since 2000; President and Chief Executive Officer of
                               ReliaStar Investment Research, Inc. since 1998; Senior Vice
                               President and Chief Investment Officer of ReliaStar Life
                               Insurance Company and ReliaStar Financial Corp. since 1998;
                               Senior Vice President of Security-Connecticut Life Insurance
                               Company since 1998; Chief Investment Officer of
                               Security-Connecticut Life Insurance Company since 2000; Vice
                               President of ReliaStar Life Insurance Company and ReliaStar
                               Financial Corp from 1987 to 1998.
Kenneth U. Kuk(2)              Executive Vice President of ReliaStar Financial Corp. and
                               ReliaStar Life Insurance Company since 1999; Senior Vice
                               President of ReliaStar Financial Corp. and ReliaStar Life
                               Insurance Company from 1996 to 1999; Vice President of
                               ReliaStar Life Insurance Company from 1996 to 1998; Vice
                               President of ReliaStar Financial Corp. from 1991 to 1998;
                               President of Washington Square Advisers, Inc. from 1995 to
                               1998; Chairman of ReliaStar Mortgage Corporation from 1988 to 1998; Director of ReliaStar Life Insurance Company of New
                               York.

                                                   PRINCIPAL OCCUPATION
   DIRECTORS AND OFFICERS                        AND BUSINESS EXPERIENCE
   ----------------------      ------------------------------------------------------------
James R. Miller(2)             Senior Vice President of ReliaStar Life Insurance Company
                               since 2000; Senior Vice President, Chief Financial Officer and Treasurer, of ReliaStar Life Insurance Company from 1997 to 2000; Senior Vice President and Chief Financial Officer
                               of ReliaStar Financial Corp. since 2000; Senior Vice
                               President, Treasurer and Chief Financial Officer of
                               ReliaStar Financial Corp. from 1997 to 2000; Senior Vice
                               President, Chief Financial Officer and Treasurer of
                               ReliaStar Financial Corp. and ReliaStar Life Insurance
                               Company since 1997; Executive Vice President and Chief
                               Operating Officer of Northern Life Insurance Company from
                               1992 to 1997; Vice President of ReliaStar Financial Corp.
                               from 1985 to 1992; Director of ReliaStar Life Insurance
                               Company from 1997 to 2000; Director, Vice President and
                               Controller of ReliaStar Life Insurance Company of New York
                               since 1998.
David S. Pendergrass(3)        Vice President and Treasurer, ING North America Insurance
                               Corp. since 1995; Vice President and Treasurer, Life
                               Insurance Company of Georgia, Southland Life Insurance
                               Company since 1997; Vice President and Treasurer, ING
                               America Insurance Holdings, Inc., Ameribest Life Insurance
                               Company, Golden American Life Insurance Company and United
                               Life and Annuity Company since 1999; Treasurer, ING America
                               Life Corporation since 1999; Vice President and Treasurer,
                               Security Life of Denver Insurance Company, Midwestern United
                               Life Insurance Company, First ING Life Insurance Company of
                               New York since 1996; Vice President and Treasurer, Equitable of Iowa Companies, Inc., Equitable Life Insurance Company of
                               Iowa, USG Annuity & Life Company since 1998; Second Vice
                               President, Security Life of Denver International since 1998;
                               Vice President and Treasurer, First Columbine Life Insurance
                               Company, ReliaStar Life Insurance Company, ReliaStar Life
                               Insurance Company of New York, Northern Life Insurance
                               Company, Security-Connecticut Life Insurance Company,
                               ReliaStar Financial Corp, Aetna Insurance Company of
                               America, Aetna Life Insurance & Annuity Company, Aetna
                               Retirement Holdings, Inc., Aetna Retirement Services, Inc.,
                               Lion Custom Investments, LLC, Lion II Custom Investments
                               LLC, Lion Connecticut Holdings, Orange Investment
                               Enterprises, Inc. since 2000; Treasurer, MIA Office
                               Americas, Inc., since 2001; Vice President and Treasurer,
                               Equitable American Life Insurance Company from 1998-2000.
Fioravante G. Perrotta(1)      Retired 1996; Senior Partner of Rogers & Wells (New York law
                               firm) from 1970 to 1996.
Roger D. Rosenfeldt(3)         Executive Vice President and Chief Operating Officer of
                               ReliaStar Life Insurance Company of New York since 1997;
                               Executive Vice President and Chief Operating Officer of
                               Lincoln Security Life Insurance Company from 1996 to 1997
                               until its merger into ReliaStar Life Insurance Company of
                               New York; President and Chief Executive Officer of The R.E.
                               Lee Group/US, Inc. from 1991 to 1996.

                                                   PRINCIPAL OCCUPATION
   DIRECTORS AND OFFICERS                        AND BUSINESS EXPERIENCE
   ----------------------      ------------------------------------------------------------
Robert C. Salipante(2)         Chief Operating Officer, ReliaStar Life Insurance Company
                               since 2001; Chief Executive Officer of Ameribest Life
                               Insurance Company, Equitable Life Insurance Company of Iowa,
                               Golden American Life Insurance Company, Midwestern United
                               Life Insurance Company, Security Life of Denver Insurance
                               Company, Security-Connecticut Life Insurance Company,
                               Southland Life Insurance Company, United Life and Annuity
                               Insurance Company, and USG Annuity & Life Company since
                               2001; Director of Ameribest Life Insurance Company,
                               Equitable Life Insurance Company of Iowa, First Columbine
                               Life Insurance Company, Golden American Life Insurance
                               Company, Life Insurance Company of Georgia, Midwestern
                               United Life Insurance Company, Northern Life Insurance
                               Company, ReliaStar Life Insurance Company, Security Life of
                               Denver Insurance Company, Security-Connecticut Life
                               Insurance Company, Southland Life Insurance Company, USG
                               Annuity & Life Company and United Life and Annuity Insurance
                               since 2001; Chief Executive Officer, ING North America
                               Insurance Corporation since 2000; Director of Aetna
                               Insurance Company of America, Aetna Life Insurance and
                               Annuity Company, Aetna Retirement Holdings, Inc., and Aetna
                               Retirement Services, Inc., since 2000; Chairman of
                               Security-Connecticut Life Insurance Company since 2000;
                               President and Chief Operating Officer of ReliaStar Financial
                               Corp. since 1999; President and Chief Operating Officer of
                               ReliaStar Life Insurance Company from 1999 to 2001; Senior
                               Vice President of ReliaStar Financial Corp. and ReliaStar
                               Life Insurance Company from 1996 to 1999; Vice Chairman of
                               ReliaStar Life Insurance Company of New York since 1999;
                               President and Chief Executive Officer of ReliaStar Life
                               Insurance Company of New York from 1998 to 1999; Senior Vice
                               President of ReliaStar Financial Corp. from 1994 to 1996;
                               Senior Vice President and Chief Financial Officer of
                               ReliaStar Financial Corp. from 1992 to 1994; Director and
                               Officer of various subsidiaries of ReliaStar Financial Corp.
John G. Turner(2)              Director and Vice Chairman, ING America Insurance Holdings,
                               Inc. since 2000; Chairman and Chief Executive Officer of
                               ReliaStar Financial Corp. and ReliaStar Life Insurance
                               Company since 1993; Chairman of ReliaStar United Services
                               Life Insurance Company from 1995 until its merger with
                               ReliaStar Life Insurance Company in 1998; Chairman of
                               ReliaStar Life Insurance Company of New York since 1995;
                               Chairman of Northern Life Insurance Company since 1992;
                               Director and Officer of various subsidiaries of ReliaStar
                               Financial Corp.
Charles B. Updike(1)           Partner of Schoeman, Marsh & Updike (New York law firm)
                               since 1976.
Ross M. Weale(1)               President of Waccabuc Enterprise, Inc. (New York management consulting firm) since 1996; President and Chief Executive
                               Officer of Country Bank (financial institution) from 1986 to
                               1996.


---------------

(1)Director of ReliaStar Life Insurance Company of New York



(2)Director and Officer of ReliaStar Life Insurance Company of New York



(3)Officer of ReliaStar Life Insurance Company of New York



The Executive Committee of our Board of Directors consists of Directors Turner, Salipante, Huneke, Updike, and Weale.



The Compliance Committee of our Board of Directors consists of Directors Weale, Carb, Conley, Haynes, Perrotta and Updike.

     The following is a list of the current directors and executive officers of the principal underwriter and their business addresses:



NAME AND PRINCIPAL
BUSINESS ADDRESS                                  POSITION AND OFFICES
------------------                                --------------------
Michael J. Dubes*                Chairman, Executive Vice President and Director
Brian Nygaard                    Director
  3424 Peachtree Road NE
  Suite 1900
  Atlanta, Georgia 30326
Gene Grayson*                    Vice President, National Sales and Marketing
Paula Cludray-Engelke            Secretary
Daniel S. Kuntz*                 Assistant Vice President, Chief Financial Officer and
                                 Treasurer
Seth Schwartz*                   Vice President and Compliance Officer
Kenneth Severud*                 Vice President and Chief Operating Officer
Loralee A. Renelt*               Assistant Secretary
Allen Kidd                       Assistant Secretary
  222 North Arch Road
  Richmond, Virginia 23236


---------------

*20 Washington Avenue South, Minneapolis, Minnesota 55401



STATE REGULATION


     We are subject to the laws of the State of New York governing insurance companies and to regulation and supervision by the Insurance Department of the State of New York. We file an annual statement in a prescribed form with the Insurance Department each year, and in each state we do business, covering our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to review by the Insurance Division and a full examination of our operations is conducted periodically (usually every three years) by the National Association of Insurance Commissioners. This regulation does not, however, involve supervision or management of our investment practices or policies.

     In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

LEGAL PROCEEDINGS

     The Variable Account is not a party to any pending legal proceedings. The Company is a defendant in various lawsuits in connection with the normal conduct of its insurance operations. Some of the claims seek to be granted class action status and many of the claims seek both compensatory and punitive damages. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse impact to the financial position of the Company.

BONDING ARRANGEMENTS

     We maintain an insurance company blanket bond providing $25,000,000 coverage for our officers and employees and those of Washington Square Securities, Inc. (WSSI), subject to a $500,000 deductible.

LEGAL MATTERS


     Legal matters in connection with the Variable Account and the Policy described in this Prospectus have been passed upon by Michael S. Fischer, Esquire, Attorney for the Company.

EXPERTS


     The financial statements of ReliaStar Life Insurance Company of New York Variable Life Separate Account I as of December 31, 2000 and for the year then ended and the statutory basis financial statements of ReliaStar Life Insurance Company of New York at December 31, 2000 and for the year ended, appearing in this Prospectus have been audited by Ernst & Young LLP, independent auditors, and the financial statements of ReliaStar Life Insurance Company of New York Variable Life Separate Account I at December 31, 1999 and 1998, and for each of the two years then ended and the statutory basis financial statements of ReliaStar Life Insurance Company of New York at December 31, 1999 and for the year then ended have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firms as experts in accounting and auditing.



     Actuarial matters included in this Prospectus have been examined by Craig
A. Krogstad, F.S.A., M.A.A.A., as stated in the opinion filed as an exhibit to the Registration Statement.


REGISTRATION STATEMENT CONTAINS FURTHER INFORMATION

     A Registration Statement has been filed with the SEC under the Securities Act of 1933 with respect to the Policies. This Prospectus does not contain all information included in the Registration Statement, its amendments and exhibits. For further information concerning the Variable Account, the Funds, the Policies and us, please refer to the Registration Statement.

     Statements in this Prospectus concerning provisions of the Policy and other legal documents are summaries. Please refer to the documents as filed with the SEC for a complete statement of the provisions of those documents.


     Information may be obtained from the SEC's principal office in Washington, D.C., for a fee it prescribes, or examined there without charge; or by accessing the SEC's website at http://www.sec.gov.


FINANCIAL STATEMENTS


     The financial statements for the Variable Account reflect the operations of the Variable Account and its Sub-Accounts as of December 31, 2000 and for each of the three years in the period then ended. The financial statements are audited. The periods covered are not necessarily indicative of the longer term performance of the assets held in the Variable Account.



     The statutory basis financial statements of ReliaStar Life Insurance Company of New York which are included in this Prospectus should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of ReliaStar Life Insurance Company of New York to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account. These statutory basis financial statements are as of December 31, 2000 and 1999, and for the years then ended. The financial statements are audited. The periods covered are not necessarily indicative of the longer term performance of the Company.

                          INDEPENDENT AUDITORS' REPORT



Board of Directors


ReliaStar Life Insurance Company of New York



We have audited the accompanying individual and combined statements of assets and liabilities of ReliaStar Life Insurance Company of New York Variable Life Separate Account I (the "Account") as of December 31, 2000 and the related statements of operations and changes in policy owners' equity for the year then ended. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of operations and changes in policy owner's equity (including the sub-accounts which comprise the Account) for the years ended December 31, 1999 and 1998, were audited by other auditors whose report dated February 18, 2000, expressed an unqualified opinion on those statements.



We have conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 2000, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the ReliaStar Life Insurance Company of New York Separate Account I as of December 31, 2000 and the results of their operations and changes in their policy owners' equity for the year then ended in conformity with accounting principles generally accepted in the United States.



                                          /s/ Ernst & Young LLP


Minneapolis, Minnesota


February 16, 2001

INDEPENDENT AUDITORS' REPORT



Board of Directors


ReliaStar Life Insurance Company of New York



     We have audited the accompanying statements of operations and changes in policy owners' equity of ReliaStar Life Insurance Company of New York Variable Life Separate Account I (including the sub-accounts that comprise the Account) for the years ended December 31, 1999 and 1998. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.



     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



     In our opinion, the financial statements referred to above present fairly, in all material respects, the results of the operations and changes in policy owners' equity of the respective sub-accounts constituting the ReliaStar Life Insurance Company of New York Variable Life Separate Account I for the years ended December 31, 1999 and 1998, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Minneapolis, Minnesota


February 18, 2000

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                        VARIABLE LIFE SEPARATE ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2000
                         (In Thousands, Except Shares)

ASSETS:
Investments in mutual funds at market value:

                                                                SHARES      COST     MARKET VALUE
                                                                -------    ------    ------------
THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio...........................     19,850    $1,138      $   939
  Alger American Leveraged AllCap Portfolio.................        612        28           24
  Alger American MidCap Growth Portfolio....................      6,684       210          205
  Alger American Small Capitalization Portfolio.............     11,558       353          271
AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. Dent Demographic Trends Fund.....................      1,114        11            9
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (VIP):
  VIP Equity-Income Portfolio -- IC Shares..................     19,912       495          508
  VIP Growth Portfolio -- IC Shares.........................      8,669       424          378
  VIP High Income Portfolio -- IC Shares....................      6,280        68           51
  VIP Money Market Portfolio -- IC Shares...................    522,157       522          522
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
  VIP II Contrafund Portfolio -- IC Shares..................     24,440       621          581
  VIP II Index 500 Portfolio -- IC Shares...................      8,905     1,401        1,331
  VIP II Investment Grade Bond Portfolio -- IC Shares.......      8,365       101          105
JANUS ASPEN SERIES:
  Aggressive Growth Portfolio...............................     24,441     1,217          888
  Growth Portfolio..........................................     22,178       687          587
  International Growth Portfolio............................      6,086       212          189
  Worldwide Growth Portfolio................................     22,150       919          820
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  AMT Limited Maturity Bond Portfolio.......................      1,023        13           13
  AMT Partners Portfolio....................................     22,903       405          370
  AMT Socially Responsive Portfolio.........................         12        --           --
PILGRIM VARIABLE PRODUCTS TRUST:
  Pilgrim VP Growth Opportunities Portfolio.................      1,780        17           16
  Pilgrim VP Growth + Value Portfolio.......................     22,232       654          509
  Pilgrim VP High Yield Bond Portfolio......................      1,356         6            5
  Pilgrim VP International Value Portfolio..................      7,848       108           96
  Pilgrim VP MagnaCap Portfolio.............................         12        --           --
  Pilgrim VP MidCap Opportunities Portfolio.................        805         8            7
  Pilgrim VP Research Enhanced Index Portfolio..............        935         4            4
  Pilgrim VP SmallCap Opportunities Portfolio...............     20,314       561          543
OCC ACCUMULATION TRUST:
  Equity Portfolio..........................................        426        14           15
  Global Equity Portfolio...................................      5,492        93           84
  Managed Portfolio.........................................        811        33           35
  Small Cap Portfolio.......................................      2,386        60           77
PUTNAM VARIABLE TRUST:
  Putnam VT Diversified Income Fund -- Class IA Shares......      2,707        28           25
  Putnam VT Growth and Income Fund -- Class IA Shares.......     12,853       340          332
  Putnam VT New Opportunities Fund -- Class IA Shares.......      3,581       151          107
  Putnam VT Voyager Fund -- Class IA Shares.................     19,342       991          944
                                                                                       -------
    TOTAL ASSETS............................................                           $10,590
                                                                                       =======
LIABILITIES AND POLICY OWNERS' EQUITY:
  Due to ReliaStar Life Insurance Company of New York.......                           $     1
  Policy Owners' Equity.....................................                            10,589
                                                                                       -------
      Total Liabilities and Policy Owners' Equity...........                           $10,590
                                                                                       =======

    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
         STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                                                                                 ALGER AMERICAN
                                                           TOTAL ALL FUNDS                      GROWTH PORTFOLIO
                                                     ---------------------------    ----------------------------------------
                                                      2000       1999      1998        2000           1999           1998
                                                     -------    ------    ------    -----------    -----------    ----------
Net investment income (loss):
  Reinvested dividend income.....................    $   133    $   44    $    6    $        --    $        --    $       --
  Reinvested capital gains.......................        759       193        16            102             11             3
  Administrative expenses........................        (57)      (27)       (7)            (5)            (1)           --
                                                     -------    ------    ------    -----------    -----------    ----------
      Net investment income (loss) and capital
        gains....................................        835       210        15             97             10             3
                                                     -------    ------    ------    -----------    -----------    ----------
Realized and unrealized gains (losses):
  Net realized gains (losses) on redemptions of
    fund shares..................................        229       240        (8)            (1)            13            --
  Net unrealized appreciation (depreciation) of
    investments..................................     (2,397)      856       238           (258)            52             7
                                                     -------    ------    ------    -----------    -----------    ----------
    Net realized and unrealized gains (losses)...     (2,168)    1,096       230           (259)            65             7
                                                     -------    ------    ------    -----------    -----------    ----------
    Additions (reductions) from operations.......     (1,333)    1,306       245           (162)            75            10
                                                     -------    ------    ------    -----------    -----------    ----------
Policy Owners' transactions:
  Net premium payments...........................      6,285     3,350     2,298            753            264            45
  Surrenders.....................................       (154)      (30)       (1)            --            (14)           --
  Transfers between funds and/or fixed acct......         --        85        --             19            103             2
  Policy loans...................................         (6)       (1)       --             --             --            --
  Loan collateral interest crediting.............         --        --        --             --             --            --
  Death benefits.................................        (32)       --        --             (4)            --            --
  Death benefit guarantee charges................        (13)       --        --             --             --            --
  Cost of insurance charges......................       (854)     (412)     (144)          (110)           (26)           (3)
  Monthly Expense Charge.........................        (70)      (36)      (12)           (11)            (3)           (1)
                                                     -------    ------    ------    -----------    -----------    ----------
      Additions (reductions) for policy owners'
        transactions.............................      5,156     2,956     2,141            647            324            43
                                                     -------    ------    ------    -----------    -----------    ----------
      Net additions (reductions) for the year....      3,823     4,262     2,386            485            399            53
Policy Owners' Equity, beginning of the year.....      6,766     2,504       118            453             54             1
                                                     -------    ------    ------    -----------    -----------    ----------
Policy Owners' Equity, end of the year...........    $10,589    $6,766    $2,504    $       938    $       453    $       54
                                                     =======    ======    ======    ===========    ===========    ==========
Units Outstanding, beginning of the year.........                                    23,204.017      3,716.345        86.866
Units Outstanding, end of the year...............                                    56,425.408     23,204.017     3,716.345
Net Asset Value per Unit:........................                                   $ 16.632526    $ 19.516075    $14.592177


    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
    STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                                          ALGER AMERICAN                         ALGER AMERICAN
                                                    LEVERAGE ALLCAP PORTFOLIO                MIDCAP GROWTH PORTFOLIO
                                                  ------------------------------    -----------------------------------------
                                                     2000        1999      1998        2000           1999           1998
                                                  ----------    ------    ------    -----------    -----------    -----------
Net investment income (loss):
  Reinvested dividend income..................    $       --    $   --    $   --    $        --    $        --    $        --
  Reinvested capital gains....................            --        --        --             14              4              1
  Administrative expenses.....................            --        --        --             (1)            --             --
                                                  ----------    ------    ------    -----------    -----------    -----------
      Net investment income (loss) and capital
        gains.................................            --        --        --             13              4              1
                                                  ----------    ------    ------    -----------    -----------    -----------
Realized and unrealized gains (losses):
  Net realized gains (losses) on redemptions
    of fund shares............................            --        --        --              3             --             --
  Net unrealized appreciation (depreciation)
    of investments............................            (4)       --        --            (15)             8              2
                                                  ----------    ------    ------    -----------    -----------    -----------
    Net realized and unrealized gains
      (losses)................................            (4)       --        --            (12)             8              2
                                                  ----------    ------    ------    -----------    -----------    -----------
    Additions (reductions) from operations....            (4)       --        --              1             12              3
                                                  ----------    ------    ------    -----------    -----------    -----------
Policy Owners' transactions:
  Net premium payments........................            21        --        --            112             28             20
  Surrenders..................................            --        --        --             (2)            --             --
  Transfers between funds and/or fixed acct...             8        --        --             52             (1)            --
  Policy loans................................            --        --        --             --             --             --
  Loan collateral interest crediting..........            --        --        --             --             --             --
  Death benefits..............................            --        --        --             --             --             --
  Death benefit guarantee charges.............            --        --        --             --             --             --
  Cost of insurance charges...................            (1)       --        --            (17)            (3)            (1)
  Monthly Expense Charge......................            --        --        --             (1)            --             --
                                                  ----------    ------    ------    -----------    -----------    -----------
      Additions (reductions) for policy
        owners' transactions..................            28        --        --            144             24             19
                                                  ----------    ------    ------    -----------    -----------    -----------
      Net additions (reductions) for the
        year..................................            24        --        --            145             36             22
Policy Owners' Equity, beginning of the
  year........................................            --        --        --             60             24              2
                                                  ----------    ------    ------    -----------    -----------    -----------
Policy Owners' Equity, end of the year........    $       24    $   --    $   --    $       205    $        60    $        24
                                                  ==========    ======    ======    ===========    ===========    ===========
Units Outstanding, beginning of the year......            --        --        --      3,567.836      1,885.358        206.735
Units Outstanding, end of the year............     3,143.356        --        --     11,103.244      3,567.836      1,885.358
Net Asset Value per Unit:.....................    $ 7.549606    $   --    $   --    $ 18.429460    $ 16.879516    $ 12.802277


    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
    STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                                          ALGER AMERICAN                           AIM V.I.
                                                  SMALL CAPITALIZATION PORTFOLIO         DENT DEMOGRAPHIC TRENDS FUND
                                               -------------------------------------   --------------------------------
                                                  2000          1999         1998         2000          1999       1998
                                               -----------   ----------   ----------   ----------       ----       ----
Net investment income (loss):
  Reinvested dividend income.................  $        --   $       --   $       --   $       --       $ --       $ --
  Reinvested capital gains...................           54            6            2           --         --         --
  Administrative expenses....................           (1)          (1)          --           --         --         --
                                               -----------   ----------   ----------   ----------       ----       ----
      Net investment income (loss) and
        capital gains........................           53            5            2           --         --         --
                                               -----------   ----------   ----------   ----------       ----       ----
Realized and unrealized gains (losses):
  Net realized gains (losses) on redemptions
    of fund shares...........................          (21)           3           --           --         --         --
  Net unrealized appreciation (depreciation)
    of investments...........................         (108)          22            4           (2)        --         --
                                               -----------   ----------   ----------   ----------       ----       ----
    Net realized and unrealized gains
      (losses)...............................         (129)          25            4           (2)        --         --
                                               -----------   ----------   ----------   ----------       ----       ----
    Additions (reductions) from operations...          (76)          30            6           (2)        --         --
                                               -----------   ----------   ----------   ----------       ----       ----
Policy Owners' transactions:
  Net premium payments.......................          252           64           27           11         --         --
  Surrenders.................................           (1)          (1)          --           --         --         --
  Transfers between funds and/or fixed
    acct.....................................           10           (1)           1           --         --         --
  Policy loans...............................           --           --           --           --         --         --
  Loan collateral interest crediting.........           --           --           --           --         --         --
  Death benefits.............................           --           --           --           --         --         --
  Death benefit guarantee charges............           --           --           --           --         --         --
  Cost of insurance charges..................          (29)          (9)          (2)          --         --         --
  Monthly Expense Charge.....................           (2)          (1)          --           --         --         --
                                               -----------   ----------   ----------   ----------       ----       ----
      Additions (reductions) for policy
        owners' transactions.................          230           52           26           11         --         --
                                               -----------   ----------   ----------   ----------       ----       ----
      Net additions (reductions) for the
        year.................................          154           82           32            9         --         --
Policy Owners' Equity, beginning of the
  year.......................................          119           37            5           --         --         --
                                               -----------   ----------   ----------   ----------       ----       ----
Policy Owners' Equity, end of the year.......  $       273   $      119   $       37   $        9       $ --       $ --
                                               ===========   ==========   ==========   ==========       ====       ====
Units Outstanding, beginning of the year.....    7,093.241    2,983.060      467.792           --         --         --
Units Outstanding, end of the year...........   22,349.162    7,093.241    2,983.060    1,160.691         --         --
Net Asset Value per Unit:....................  $ 12.148813   $16.687171   $11.635433   $ 7.879171       $ --       $ --


    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
    STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                                   FIDELITY'S VIP                           FIDELITY'S VIP
                                               EQUITY-INCOME PORTFOLIO                     GROWTH PORTFOLIO
                                                      IC SHARES                                IC SHARES
                                       ---------------------------------------   -------------------------------------
                                          2000          1999          1998          2000          1999         1998
                                       -----------   -----------   -----------   -----------   ----------   ----------
Net investment income (loss):
  Reinvested dividend income.........  $         7   $         4   $        --   $        --   $       --   $       --
  Reinvested capital gains...........           25             9            --            32           12           --
  Administrative expenses............           (3)           (2)           (1)           (2)          (1)          (1)
                                       -----------   -----------   -----------   -----------   ----------   ----------
      Net investment income (loss)
        and capital gains............           29            11            (1)           30           11           (1)
                                       -----------   -----------   -----------   -----------   ----------   ----------
Realized and unrealized gains
  (losses):
  Net realized gains (losses) on
    redemptions of fund shares.......            2            16            --             8           19           --
  Net unrealized appreciation
    (depreciation) of investments....            3            (9)           19           (93)          33           14
                                       -----------   -----------   -----------   -----------   ----------   ----------
    Net realized and unrealized gains
      (losses).......................            5             7            19           (85)          52           14
                                       -----------   -----------   -----------   -----------   ----------   ----------
    Additions (reductions) from
      operations.....................           34            18            18           (55)          63           13
                                       -----------   -----------   -----------   -----------   ----------   ----------
Policy Owners' transactions:
  Net premium payments...............          107           201           244           247          195           99
  Surrenders.........................          (16)           --            --           (27)          (1)          (1)
  Transfers between funds and/or
    fixed acct.......................           20           (41)           --           (14)         (66)           1
  Policy loans.......................           (1)           (1)           --            --           --           --
  Loan collateral interest
    crediting........................           --            --            --            --           --           --
  Death benefits.....................           (5)           --            --           (10)          --           --
  Death benefit guarantee charges....           --            --            --            --           --           --
  Cost of insurance charges..........          (30)          (27)          (10)          (36)         (18)          (7)
  Monthly Expense Charge.............           (2)           (2)           (1)           (5)          (2)          (1)
                                       -----------   -----------   -----------   -----------   ----------   ----------
      Additions (reductions) for
        policy owners'
        transactions.................           73           130           233           155          108           91
                                       -----------   -----------   -----------   -----------   ----------   ----------
      Net additions (reductions) for
        the year.....................          107           148           251           100          171          104
Policy Owners' Equity, beginning of
  the year...........................          399           251            --           277          106            2
                                       -----------   -----------   -----------   -----------   ----------   ----------
Policy Owners' Equity, end of the
  year...............................  $       506   $       399   $       251   $       377   $      277   $      106
                                       ===========   ===========   ===========   ===========   ==========   ==========
Units Outstanding, beginning of the
  year...............................   15,974.343    10,662.981         5.405     7,611.339    4,087.116      103.336
Units Outstanding, end of the year...   18,731.965    15,974.343    10,662.981    11,572.195    7,611.339    4,087.116
Net Asset Value per Unit:............  $ 27.127090   $ 25.020668   $ 23.531218   $ 32.699801   $36.733274   $26.727479


    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
    STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                                       FIDELITY'S VIP                            FIDELITY'S VIP
                                                   HIGH INCOME PORTFOLIO                     MONEY MARKET PORTFOLIO
                                                         IC SHARES                                 IC SHARES
                                           --------------------------------------    --------------------------------------
                                              2000          1999          1998          2000          1999          1998
                                              ----          ----          ----          ----          ----          ----
Net investment income (loss):
  Reinvested dividend income.............  $        3    $        2    $       --    $       25    $       17    $        1
  Reinvested capital gains...............          --            --            --            --            --            --
  Administrative expenses................          --            --            --            (3)           (2)           --
                                           ----------    ----------    ----------    ----------    ----------    ----------
      Net investment income (loss) and
        capital gains....................           3             2            --            22            15             1
                                           ----------    ----------    ----------    ----------    ----------    ----------
Realized and unrealized gains (losses):
  Net realized gains (losses) on
    redemptions of fund shares...........          (1)           --             2            --            --            --
  Net unrealized appreciation
    (depreciation) of investments........         (18)            1            --            --            --            --
                                           ----------    ----------    ----------    ----------    ----------    ----------
    Net realized and unrealized gains
      (losses)...........................         (19)            1             2            --            --            --
                                           ----------    ----------    ----------    ----------    ----------    ----------
    Additions (reductions) from
      operations.........................         (16)            3             2            22            15             1
                                           ----------    ----------    ----------    ----------    ----------    ----------
Policy Owners' transactions:
  Net premium payments...................          24            31           131           672           389            77
  Surrenders.............................          (2)           --            --            (3)           (1)           --
  Transfers between funds and/or fixed
    acct.................................          --            14          (126)         (732)          194            (7)
  Policy loans...........................          --            --            --            --            --            --
  Loan collateral interest crediting.....          --            --            --            --            --            --
  Death benefits.........................          --            --            --            --            --            --
  Death benefit guarantee charges........          --            --            --            (8)           --            --
  Cost of insurance charges..............          (4)           (3)           (1)          (55)          (32)           (5)
  Monthly Expense Charge.................          (1)           (1)           --            (3)           (2)           (1)
                                           ----------    ----------    ----------    ----------    ----------    ----------
      Additions (reductions) for policy
        owners' transactions.............          17            41             4          (129)          548            64
                                           ----------    ----------    ----------    ----------    ----------    ----------
      Net additions (reductions) for the
        year.............................           1            44             6          (107)          563            65
Policy Owners' Equity, beginning of the
  year...................................          50             6            --           629            66             1
                                           ----------    ----------    ----------    ----------    ----------    ----------
Policy Owners' Equity, end of the year...  $       51    $       50    $        6    $      522    $      629    $       66
                                           ==========    ==========    ==========    ==========    ==========    ==========
Units Outstanding, beginning of the
  year...................................   2,913.802       308.121            --    46,238.678     5,112.620        75.083
Units Outstanding, end of the year.......   4,052.654     2,913.802       308.121    36,082.198    46,238.678     5,112.620
Net Asset Value per Unit:................  $12.674923    $16.349223    $15.116470    $14.471548    $13.611549    $12.941412


    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
    STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                                     FIDELITY'S VIP II                         FIDELITY'S VIP II
                                                    CONTRAFUND PORTFOLIO                      INDEX 500 PORTFOLIO
                                                         IC SHARES                                 IC SHARES
                                           --------------------------------------    --------------------------------------
                                              2000          1999          1998          2000          1999          1998
                                              ----          ----          ----          ----          ----          ----
Net investment income (loss):
  Reinvested dividend income...........    $        2    $        1    $       --    $        9    $        3    $       --
  Reinvested capital gains.............            67             8             1             4             2            --
  Administrative expenses..............            (4)           (2)           (1)           (7)           (4)           (1)
                                           ----------    ----------    ----------    ----------    ----------    ----------
      Net investment income (loss) and
        capital gains..................            65             7            --             6             1            (1)
                                           ----------    ----------    ----------    ----------    ----------    ----------
Realized and unrealized gains (losses):
  Net realized gains (losses) on
    redemptions of fund shares.........            20            18            --            60            16             1
  Net unrealized appreciation
    (depreciation) of investments......          (134)           57            37          (199)           91            38
                                           ----------    ----------    ----------    ----------    ----------    ----------
    Net realized and unrealized gains
      (losses).........................          (114)           75            37          (139)          107            39
                                           ----------    ----------    ----------    ----------    ----------    ----------
    Additions (reductions) from
      operations.......................           (49)           82            37          (133)          108            38
                                           ----------    ----------    ----------    ----------    ----------    ----------
Policy Owners' transactions:
  Net premium payments.................           248           223           182           796           510           265
  Surrenders...........................            (4)           (1)           --            (6)           (7)           --
  Transfers between funds and/or fixed
    acct...............................           (74)           20             1           (97)           46             2
  Policy loans.........................            --            --            --            --            --            --
  Loan collateral interest crediting...            --            --            --            --            --            --
  Death benefits.......................            (4)           --            --            --            --            --
  Death benefit guarantee charges......            --            --            --            (1)           --            --
  Cost of insurance charges............           (45)          (29)           (8)         (101)          (63)          (17)
  Monthly Expense Charge...............            (3)           (2)           (1)           (8)           (5)           (1)
                                           ----------    ----------    ----------    ----------    ----------    ----------
      Additions (reductions) for policy
        owners' transactions...........           118           211           174           583           481           249
                                           ----------    ----------    ----------    ----------    ----------    ----------
      Net additions (reductions) for
        the year.......................            69           293           211           450           589           287
Policy Owners' Equity, beginning of the
  year.................................           513           220             9           880           291             4
                                           ----------    ----------    ----------    ----------    ----------    ----------
Policy Owners' Equity, end of the
  year.................................    $      582    $      513    $      220    $    1,330    $      880    $      291
                                           ==========    ==========    ==========    ==========    ==========    ==========
Units Outstanding, beginning of the
  year.................................    17,270.199     9,211.711       495.110    25,257.361    10,104.460       203.033
Units Outstanding, end of the year.....    20,913.659    17,270.199     9,211.711    42,098.708    25,257.361    10,104.460
Net Asset Value per Unit:..............    $27.741157    $29.708780    $23.909755    $31.624514    $34.868839    $28.934443


    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
    STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                                  FIDELITY'S VIP II
                                           INVESTMENT GRADE BOND PORTFOLIO               JANUS ASPEN SERIES
                                                      IC SHARES                     AGGRESSIVE GROWTH PORTFOLIO
                                         ------------------------------------   ------------------------------------
                                            2000         1999         1998         2000         1999         1998
                                         ----------   ----------   ----------   ----------   ----------   ----------
Net investment income (loss):
  Reinvested dividend income...........  $        5   $        1   $       --   $       38   $        2   $       --
  Reinvested capital gains.............          --           --           --           39            3           --
  Administrative expenses..............          (1)          --           --           (4)          (1)          --
                                         ----------   ----------   ----------   ----------   ----------   ----------
      Net investment income (loss) and
        capital gains..................           4            1           --           73            4           --
                                         ----------   ----------   ----------   ----------   ----------   ----------
Realized and unrealized gains (losses):
  Net realized gains (losses) on
    redemptions of fund shares.........          --           (1)          --           63           42           --
  Net unrealized appreciation
    (depreciation) of investments......           3           --            1         (460)         120           11
                                         ----------   ----------   ----------   ----------   ----------   ----------
    Net realized and unrealized gains
      (losses).........................           3           (1)           1         (397)         162           11
                                         ----------   ----------   ----------   ----------   ----------   ----------
    Additions (reductions) from
      operations.......................           7           --            1         (324)         166           11
                                         ----------   ----------   ----------   ----------   ----------   ----------
Policy Owners' transactions:
  Net premium payments.................          59           42           19          633          145           51
  Surrenders...........................          --           --           --           (8)          --           --
  Transfers between funds and/or
    fixed acct.........................          (2)          (6)          --          288           35           --
  Policy loans.........................          --           --           --           (3)          --           --
  Loan collateral interest crediting...          --           --           --           --           --           --
  Death benefits.......................          --           --           --           --           --           --
  Death benefit guarantee charges......          --           --           --           --           --           --
  Cost of insurance charges............          (9)          (4)          (1)         (77)         (18)          (2)
  Monthly Expense Charge...............          (1)          --           --           (6)          (2)          --
                                         ----------   ----------   ----------   ----------   ----------   ----------
      Additions (reductions) for policy
        owners' transactions...........          47           32           18          827          160           49
                                         ----------   ----------   ----------   ----------   ----------   ----------
      Net additions (reductions) for
        the year.......................          54           32           19          503          326           60
Policy Owners' Equity, beginning of
  the year.............................          51           19           --          386           60           --
                                         ----------   ----------   ----------   ----------   ----------   ----------
Policy Owners' Equity, end of the
  year.................................  $      105   $       51   $       19   $      889   $      386   $       60
                                         ==========   ==========   ==========   ==========   ==========   ==========
Units Outstanding, beginning of the
  year.................................   3,626.177    1,362.857           --   11,631.594    4,022.517        2.178
Units Outstanding, end of the year.....   6,930.881    3,626.177    1,362.857   39,217.948   11,631.594    4,022.517
Net Asset Value per Unit:..............  $15.194977   $13.662210   $13.807112   $22.613916   $33.167484   $14.714669


    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
    STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                                  JANUS ASPEN SERIES                     JANUS ASPEN SERIES
                                                   GROWTH PORTFOLIO                INTERNATIONAL GROWTH PORTFOLIO
                                         ------------------------------------   ------------------------------------
                                            2000         1999         1998         2000         1999         1998
                                         ----------   ----------   ----------   ----------   ----------   ----------
Net investment income (loss):
  Reinvested dividend income...........  $       11   $       --   $        1   $        3   $       --   $       --
  Reinvested capital gains.............          26            1           --            6           --           --
  Administrative expenses..............          (3)          (1)          --           (1)          --           --
                                         ----------   ----------   ----------   ----------   ----------   ----------
      Net investment income (loss) and
        capital gains..................          34           --            1            8           --           --
                                         ----------   ----------   ----------   ----------   ----------   ----------
Realized and unrealized gains (losses):
  Net realized gains (losses) on
    redemptions of fund shares.........           8           24           --            2            2           --
  Net unrealized appreciation
    (depreciation) of investments......        (138)          29            9          (50)          26            1
                                         ----------   ----------   ----------   ----------   ----------   ----------
    Net realized and unrealized gains
      (losses).........................        (130)          53            9          (48)          28            1
                                         ----------   ----------   ----------   ----------   ----------   ----------
    Additions (reductions) from
      operations.......................         (96)          53           10          (40)          28            1
                                         ----------   ----------   ----------   ----------   ----------   ----------
Policy Owners' transactions:
  Net premium payments.................         426          157           65          108           26           13
  Surrenders...........................         (14)          --           --           --           (1)          --
  Transfers between funds and/or
    fixed acct.........................          89          (13)          --           65            6           --
  Policy loans.........................          (1)          --           --           --           --           --
  Loan collateral interest crediting...          --           --           --           --           --           --
  Death benefits.......................          --           --           --           --           --           --
  Death benefit guarantee charges......          (1)          --           --           --           --           --
  Cost of insurance charges............         (62)         (18)          (4)         (12)          (4)          (2)
  Monthly Expense Charge...............          (4)          (2)          --           (1)          (1)          --
                                         ----------   ----------   ----------   ----------   ----------   ----------
        Additions (reductions) for
          policy owners'
          transactions.................         433          124           61          160           26           11
                                         ----------   ----------   ----------   ----------   ----------   ----------
        Net additions (reductions) for
          the year.....................         337          177           71          120           54           12
Policy Owners' Equity, beginning of
  the year.............................         248           71           --           70           16            4
                                         ----------   ----------   ----------   ----------   ----------   ----------
Policy Owners' Equity, end of the
  year.................................  $      585   $      248   $       71   $      190   $       70   $       16
                                         ==========   ==========   ==========   ==========   ==========   ==========
Units Outstanding, beginning of the
  year.................................  12,476.529    5,105.809           --    3,462.662    1,430.417      427.927
Units Outstanding, end of the year.....  34,521.791   12,476.529    5,105.809   10,874.761    3,462.662    1,430.417
Net Asset Value per Unit:..............  $17.002489   $19.898078   $13.819668   $17.289077   $20.567965   $11.284244


    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
    STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                                                                                  NEUBERGER BERMAN
                                                     JANUS ASPEN SERIES                      ADVISERS MANAGEMENT TRUST
                                                 WORLDWIDE GROWTH PORTFOLIO               LIMITED MATURITY BOND PORTFOLIO
                                          -----------------------------------------    --------------------------------------
                                             2000           1999           1998           2000          1999          1998
                                          -----------    -----------    -----------    ----------    ----------    ----------
Net investment income (loss):
  Reinvested dividend income..........    $        15    $         1    $         2    $        1    $        1    $       --
  Reinvested capital gains............             50             --              1            --            --            --
  Administrative expenses.............             (5)            (2)            (1)           --            (1)           --
                                          -----------    -----------    -----------    ----------    ----------    ----------
      Net investment income (loss)
        and capital gains.............             60             (1)             2             1            --            --
                                          -----------    -----------    -----------    ----------    ----------    ----------
Realized and unrealized gains
  (losses):
  Net realized gains (losses) on
    redemptions of fund shares........             42             41              1            --            (1)           --
  Net unrealized appreciation
    (depreciation)
    of investments....................           (263)           150             14            --            --            --
                                          -----------    -----------    -----------    ----------    ----------    ----------
      Net realized and unrealized
        gains (losses)................           (221)           191             15            --            (1)           --
                                          -----------    -----------    -----------    ----------    ----------    ----------
      Additions (reductions) from
        operations....................           (161)           190             17             1            (1)           --
                                          -----------    -----------    -----------    ----------    ----------    ----------
Policy Owners' transactions:
  Net premium payments................            475            224            169             4            77            22
  Surrenders..........................            (14)            (1)            --            --            --            --
  Transfers between funds and/or
    fixed acct........................             75            (53)             3            (4)          (72)           --
  Policy loans........................             --             --             --            --            --            --
  Loan collateral interest
    crediting.........................             --             --             --            --            --            --
  Death benefits......................             (6)            --             --            --            --            --
  Death benefit guarantee charges.....             (1)            --             --            --            --            --
  Cost of insurance charges...........            (67)           (33)           (15)           (3)           (7)           (4)
  Monthly Expense Charge..............             (5)            (3)            (1)           --            --            --
                                          -----------    -----------    -----------    ----------    ----------    ----------
      Additions (reductions) for
        policy owners' transactions...            457            134            156            (3)           (2)           18
                                          -----------    -----------    -----------    ----------    ----------    ----------
      Net additions (reductions)
        for the year..................            296            324            173            (2)           (3)           18
Policy Owners' Equity, beginning of
  the year............................            521            197             24            16            19             1
                                          -----------    -----------    -----------    ----------    ----------    ----------
Policy Owners' Equity, end of the
  year................................    $       817    $       521    $       197    $       14    $       16    $       19
                                          ===========    ===========    ===========    ==========    ==========    ==========
Units Outstanding, beginning of the
  year................................     25,028.565     15,578.182      2,468.532     1,446.569     1,753.632       105.555
Units Outstanding, end of the year....     46,571.859     25,028.565     15,578.182     1,163.146     1,446.569     1,753.632
Net Asset Value per Unit:.............    $ 17.585970    $ 20.853866    $ 12.681124    $11.599511    $10.862584    $10.704404


    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
    STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                                          NEUBERGER BERMAN                          NEUBERGER BERMAN
                                                      ADVISERS MANAGEMENT TRUST                ADVISERS MANAGEMENT TRUST
                                                         PARTNERS PORTFOLIO                  SOCIALLY RESPONSIVE PORTFOLIO
                                              -----------------------------------------    ----------------------------------
                                                 2000           1999           1998           2000          1999        1998
                                              -----------    -----------    -----------    ----------    ----------    ------
Net investment income (loss):
  Reinvested dividend income..............    $         3    $         3    $        --    $       --    $       --    $   --
  Reinvested capital gains................             54              5              1            --            --        --
  Administrative expenses.................             (2)            (2)            (1)           --            --        --
                                              -----------    -----------    -----------    ----------    ----------    ------
      Net investment income (loss)
        and capital gains.................             55              6             --            --            --        --
                                              -----------    -----------    -----------    ----------    ----------    ------
Realized and unrealized gains (losses):
  Net realized gains (losses) on
    redemptions of fund shares............             (1)            11             (1)           --            --        --
  Net unrealized appreciation
    (depreciation) of investments.........            (52)            --             17            --            --        --
                                              -----------    -----------    -----------    ----------    ----------    ------
      Net realized and unrealized
        gains (losses)....................            (53)            11             16            --            --        --
                                              -----------    -----------    -----------    ----------    ----------    ------
      Additions (reductions) from
        operations........................              2             17             16            --            --        --
                                              -----------    -----------    -----------    ----------    ----------    ------
Policy Owners' transactions:
  Net premium payments....................             77            145            258            --            --        --
  Surrenders..............................             (6)            (1)            --            --            --        --
  Transfers between funds and/or
    fixed acct............................             (7)           (74)             1            --            --        --
  Policy loans............................             (1)            --             --            --            --        --
  Loan collateral interest crediting......             --             --             --            --            --        --
  Death benefits..........................             (3)            --             --            --            --        --
  Death benefit guarantee charges.........             --             --             --            --            --        --
  Cost of insurance charges...............            (19)           (22)           (10)           --            --        --
  Monthly Expense Charge..................             (2)            (2)            (1)           --            --        --
                                              -----------    -----------    -----------    ----------    ----------    ------
      Additions (reductions) for policy
        owners' transactions..............             39             46            248            --            --        --
                                              -----------    -----------    -----------    ----------    ----------    ------
      Net additions (reductions)
        for the year......................             41             63            264            --            --        --
Policy Owners' Equity, beginning of
  the year................................            328            265              1            --            --        --
                                              -----------    -----------    -----------    ----------    ----------    ------
Policy Owners' Equity, end of the year....    $       369    $       328    $       265    $       --    $       --    $   --
                                              ===========    ===========    ===========    ==========    ==========    ======
Units Outstanding, beginning of the
  year....................................     28,491.605     24,509.783         55.116         2.542            --        --
Units Outstanding, end of the year........     31,831.268     28,491.605     24,509.783        12.225         2.542        --
Net Asset Value per Unit:.................    $ 11.634457    $ 11.553436    $ 10.760407    $10.582035    $10.754901    $   --


    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
    STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                                   PILGRIM VARIABLE PRODUCTS TRUST       PILGRIM VARIABLE PRODUCTS TRUST
                                                   GROWTH OPPORTUNITIES PORTFOLIO           GROWTH + VALUE PORTFOLIO
                                                  ---------------------------------   -------------------------------------
                                                     2000          1999       1998       2000          1999         1998
                                                  -----------      -----      -----   -----------   ----------   ----------
Net investment income (loss):
  Reinvested dividend income....................  $       --        $--        $--    $        --   $       --   $       --
  Reinvested capital gains......................          --         --         --             68           37           --
  Administrative expenses.......................          --         --         --             (2)          (1)          --
                                                  ----------        ---        ---    -----------   ----------   ----------
      Net investment income (loss) and capital
        gains...................................          --         --         --             66           36           --
                                                  ----------        ---        ---    -----------   ----------   ----------
Realized and unrealized gains (losses):
  Net realized gains (losses) on redemptions of
    fund shares.................................          --         --         --             26           17           --
  Net unrealized appreciation (depreciation) of
    investments.................................          (1)        --         --           (166)          14            7
                                                  ----------        ---        ---    -----------   ----------   ----------
    Net realized and unrealized gains
      (losses)..................................          (1)        --         --           (140)          31            7
                                                  ----------        ---        ---    -----------   ----------   ----------
    Additions (reductions) from operations......          (1)        --         --            (74)          67            7
                                                  ----------        ---        ---    -----------   ----------   ----------
Policy Owners' transactions:
  Net premium payments..........................          16         --         --            256           50           38
  Surrenders....................................          --         --         --             (4)          --           --
  Transfers between funds and/or fixed acct.....           2         --         --            153           54           (4)
  Policy loans..................................          --         --         --             --           --           --
  Loan collateral interest crediting............          --         --         --             --           --           --
  Death benefits................................          --         --         --             --           --           --
  Death benefit guarantee charges...............          --         --         --             --           --           --
  Cost of insurance charges.....................          --         --         --            (31)          (8)          (5)
  Monthly Expense Charge........................          --         --         --             (2)          (1)          --
                                                  ----------        ---        ---    -----------   ----------   ----------
      Additions (reductions) for policy owners'
        transactions............................          18         --         --            372           95           29
                                                  ----------        ---        ---    -----------   ----------   ----------
      Net additions (reductions) for the year...          17         --         --            298          162           36
Policy Owners' Equity, beginning of the year....          --         --         --            209           47           11
                                                  ----------        ---        ---    -----------   ----------   ----------
Policy Owners' Equity, end of the year..........  $       17        $--        $--    $       507   $      209   $       47
                                                  ==========        ===        ===    ===========   ==========   ==========
Units Outstanding, beginning of the year........          --         --         --      8,872.444    3,924.431    1,076.181
Units Outstanding, end of the year..............   1,767.695         --         --     23,791.220    8,872.444    3,924.431
Net Asset Value per Unit:.......................  $ 8.938223        $--        $--    $ 21.386715   $23.706151   $12.158465


    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
    STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                            PILGRIM VARIABLE PRODUCTS TRUST       PILGRIM VARIABLE PRODUCTS TRUST
                                               HIGH YIELD BOND PORTFOLIO           INTERNATIONAL VALUE PORTFOLIO
                                          -----------------------------------   ------------------------------------
                                            2000         1999         1998         2000         1999         1998
                                          ---------   ----------   ----------   ----------   ----------   ----------
Net investment income (loss):
  Reinvested dividend income............  $       1   $        1   $        1   $        2   $        1   $        1
  Reinvested capital gains..............         --           --           --           22            7            2
  Administrative expenses...............         --           --           --           (1)          --           --
                                          ---------   ----------   ----------   ----------   ----------   ----------
      Net investment income (loss) and
        capital gains...................          1            1            1           23            8            3
                                          ---------   ----------   ----------   ----------   ----------   ----------
Realized and unrealized gains (losses):
  Net realized gains (losses) on
    redemptions of fund shares..........         --           (1)          --           (3)          10           --
  Net unrealized appreciation
    (depreciation) of investments.......         (1)           1           (1)         (18)           5            1
                                          ---------   ----------   ----------   ----------   ----------   ----------
    Net realized and unrealized gains
      (losses)..........................         (1)          --           (1)         (21)          15            1
                                          ---------   ----------   ----------   ----------   ----------   ----------
    Additions (reductions) from
      operations........................         --            1           --            2           23            4
                                          ---------   ----------   ----------   ----------   ----------   ----------
Policy Owners' transactions:
  Net premium payments..................          3            7           12           66           36           46
  Surrenders............................         (3)          --           --           --           --           --
  Transfers between funds and/or fixed
    acct................................         --           (9)          (2)         (37)         (30)           1
  Policy loans..........................         --           --           --           --           --           --
  Loan collateral interest crediting....         --           --           --           --           --           --
  Death benefits........................         --           --           --           --           --           --
  Death benefit guarantee charges.......         --           --           --           --           --           --
  Cost of insurance charges.............         (1)          (1)          --           (6)          (8)          (7)
  Monthly Expense Charge................         --           --           --           --           --           --
                                          ---------   ----------   ----------   ----------   ----------   ----------
      Additions (reductions) for policy
        owners' transactions............         (1)          (3)          10           23           (2)          40
                                          ---------   ----------   ----------   ----------   ----------   ----------
      Net additions (reductions) for the
        year............................         (1)          (2)          10           25           21           44
Policy Owners' Equity, beginning of the
  year..................................          8           10           --           73           52            8
                                          ---------   ----------   ----------   ----------   ----------   ----------
Policy Owners' Equity, end of the
  year..................................  $       7   $        8   $       10   $       98   $       73   $       52
                                          =========   ==========   ==========   ==========   ==========   ==========
Units Outstanding, beginning of the
  year..................................    586.534      858.616       13.072    4,017.898    4,281.249      823.667
Units Outstanding, end of the year......    523.463      586.534      858.616    5,214.806    4,017.898    4,281.249
Net Asset Value per Unit:...............  $8.951649   $10.130924   $10.468149   $18.352810   $17.787065   $11.844211


    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
    STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                                    PILGRIM VARIABLE PRODUCTS TRUST        PILGRIM VARIABLE PRODUCTS TRUST
                                                          MAGNACAP PORTFOLIO                MIDCAP OPPORTUNITIES PORTFOLIO
                                                   ---------------------------------       --------------------------------
                                                      2000           1999       1998          2000          1999       1998
                                                   -----------       ----       ----       ----------       ----       ----
Net investment income (loss):
  Reinvested dividend income.....................  $       --        $--        $--        $      --        $--        $--
  Reinvested capital gains.......................          --         --         --               --         --         --
  Administrative expenses........................          --         --         --               --         --         --
                                                   ----------        ---        ---        ---------        ---        ---
      Net investment income (loss) and capital
        gains....................................          --         --         --               --         --         --
                                                   ----------        ---        ---        ---------        ---        ---
Realized and unrealized gains (losses):
  Net realized gains (losses) on redemptions of
    fund shares..................................          --         --         --               --         --         --
  Net unrealized appreciation (depreciation) of
    investments..................................          --         --         --               (1)        --         --
                                                   ----------        ---        ---        ---------        ---        ---
    Net realized and unrealized gains (losses)...          --         --         --               (1)        --         --
                                                   ----------        ---        ---        ---------        ---        ---
    Additions (reductions) from operations.......          --         --         --               (1)        --         --
                                                   ----------        ---        ---        ---------        ---        ---
Policy Owners' transactions:
  Net premium payments...........................          --         --         --                4         --         --
  Surrenders.....................................          --         --         --               --         --         --
  Transfers between funds and/or fixed acct......          --         --         --                4         --         --
  Policy loans...................................          --         --         --               --         --         --
  Loan collateral interest crediting.............          --         --         --               --         --         --
  Death benefits.................................          --         --         --               --         --         --
  Death benefit guarantee charges................          --         --         --               --         --         --
  Cost of insurance charges......................          --         --         --               --         --         --
  Monthly Expense Charge.........................          --         --         --               --         --         --
                                                   ----------        ---        ---        ---------        ---        ---
      Additions (reductions) for policy owners'
        transactions.............................          --         --         --                8         --         --
                                                   ----------        ---        ---        ---------        ---        ---
      Net additions (reductions) for the year....          --         --         --                7         --         --
Policy Owners' Equity, beginning of the year.....          --         --         --               --         --         --
                                                   ----------        ---        ---        ---------        ---        ---
Policy Owners' Equity, end of the year...........  $       --        $--        $--        $       7        $--        $--
                                                   ==========        ===        ===        =========        ===        ===
Units Outstanding, beginning of the year.........          --         --         --               --         --         --
Units Outstanding, end of the year...............      11.442         --         --          800.424         --         --
Net Asset Value per Unit:........................  $10.160952        $--        $--        $9.062225        $--        $--


    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
    STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                           PILGRIM VARIABLE PRODUCTS TRUST         PILGRIM VARIABLE PRODUCTS TRUST
                                          RESEARCH ENHANCED INDEX PORTFOLIO       SMALLCAP OPPORTUNITIES PORTFOLIO
                                         ------------------------------------   -------------------------------------
                                            2000         1999         1998         2000          1999         1998
                                         ----------   ----------   ----------   -----------   ----------   ----------
Net investment income (loss):
  Reinvested dividend income...........  $       --   $       --   $       --   $        --   $       --   $       --
  Reinvested capital gains.............          --           --           --            39           24            1
  Administrative expenses..............          --           --           --            (2)          --           --
                                         ----------   ----------   ----------   -----------   ----------   ----------
      Net investment income (loss) and
        capital gains..................          --           --           --            37           24            1
                                         ----------   ----------   ----------   -----------   ----------   ----------
Realized and unrealized gains (losses):
  Net realized gains (losses) on
    redemptions of fund shares.........          --           (1)          --             9            5           --
  Net unrealized appreciation
    (depreciation) of investments......          --            1           (1)          (54)          35            1
                                         ----------   ----------   ----------   -----------   ----------   ----------
    Net realized and unrealized gains
      (losses).........................          --           --           (1)          (45)          40            1
                                         ----------   ----------   ----------   -----------   ----------   ----------
    Additions (reductions) from
      operations.......................          --           --           (1)           (8)          64            2
                                         ----------   ----------   ----------   -----------   ----------   ----------
Policy Owners' transactions:
  Net premium payments.................           1            6            7           179           17           13
  Surrenders...........................          --           --           --            (4)          --           --
  Transfers between funds and/or fixed
    acct...............................          --           (7)          --           215           87           --
  Policy loans.........................          --           --           --            --           --           --
  Loan collateral interest crediting...          --           --           --            --           --           --
  Death benefits.......................          --           --           --            --           --           --
  Death benefit guarantee charges......          --           --           --            --           --           --
  Cost of insurance charges............          (1)          (1)          (1)          (16)          (3)          (1)
  Monthly Expense Charge...............          --           --           --            (1)          --           --
                                         ----------   ----------   ----------   -----------   ----------   ----------
      Additions (reductions) for policy
        owners' transactions...........          --           (2)           6           373          101           12
                                         ----------   ----------   ----------   -----------   ----------   ----------
      Net additions (reductions) for
        the year.......................          --           (2)           5           365          165           14
Policy Owners' Equity, beginning of the
  year.................................           4            6            1           180           15            1
                                         ----------   ----------   ----------   -----------   ----------   ----------
Policy Owners' Equity, end of the
  year.................................  $        4   $        4   $        6   $       545   $      180   $       15
                                         ==========   ==========   ==========   ===========   ==========   ==========
Units Outstanding, beginning of the
  year.................................     278.069      443.781       29.810     3,929.860      804.528       49.892
Units Outstanding, end of the year.....     303.549      278.069      443.781    11,848.378    3,929.860      804.528
Net Asset Value per Unit:..............  $13.519441   $15.298625   $14.457253   $ 45.831683   $45.340005   $18.810805


    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
    STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                                OCC ACCUMULATION TRUST                 OCC ACCUMULATION TRUST
                                                   EQUITY PORTFOLIO                   GLOBAL EQUITY PORTFOLIO
                                         ------------------------------------   ------------------------------------
                                            2000         1999         1998         2000         1999         1998
                                         ----------   ----------   ----------   ----------   ----------   ----------
Net investment income (loss):
  Reinvested dividend income...........  $       --   $       --   $       --   $        1   $        1   $       --
  Reinvested capital gains.............           1           --           --            9           11            1
  Administrative expenses..............          --           --           --           (1)          (1)          --
                                         ----------   ----------   ----------   ----------   ----------   ----------
      Net investment income (loss) and
        capital gains..................           1           --           --            9           11            1
                                         ----------   ----------   ----------   ----------   ----------   ----------
Realized and unrealized gains (losses):
  Net realized gains (losses) on
    redemptions of fund shares.........          --           --           --           --            4           --
  Net unrealized appreciation
    (depreciation) of investments......           1           (1)           1           (6)          (2)          (1)
                                         ----------   ----------   ----------   ----------   ----------   ----------
    Net realized and unrealized gains
      (losses).........................           1           (1)           1           (6)           2           (1)
                                         ----------   ----------   ----------   ----------   ----------   ----------
    Additions (reductions) from
      operations.......................           2           (1)           1            3           13           --
                                         ----------   ----------   ----------   ----------   ----------   ----------
Policy Owners' transactions:
  Net premium payments.................           8            6            1           16           41           29
  Surrenders...........................          --           --           --           (7)          --           --
  Transfers between funds and/or fixed
    acct...............................          (1)          --           --           (1)          (4)          --
  Policy loans.........................          --           --           --           --           --           --
  Loan collateral interest crediting...          --           --           --           --           --           --
  Death benefits.......................          --           --           --           --           --           --
  Death benefit guarantee charges......          --           --           --           --           --           --
  Cost of insurance charges............          (1)          (1)          (1)          (4)          (4)          (1)
  Monthly Expense Charge...............          --           --           --           --           --           --
                                         ----------   ----------   ----------   ----------   ----------   ----------
        Additions (reductions) for
          policy owners'
          transactions.................           6            5           --            4           33           28
                                         ----------   ----------   ----------   ----------   ----------   ----------
        Net additions (reductions) for
          the year.....................           8            4            1            7           46           28
Policy Owners' Equity, beginning of the
  year.................................           8            4            3           79           33            5
                                         ----------   ----------   ----------   ----------   ----------   ----------
Policy Owners' Equity, end of the
  year.................................  $       16   $        8   $        4   $       86   $       79   $       33
                                         ==========   ==========   ==========   ==========   ==========   ==========
Units Outstanding, beginning of the
  year.................................     667.165      304.805      265.451    5,663.042    3,071.262      473.059
Units Outstanding, end of the year.....   1,132.998      667.165      304.805    5,905.117    5,663.042    3,071.262
Net Asset Value per Unit:..............  $13.557536   $12.334780   $12.029100   $14.284659   $13.643299   $10.782965


    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
    STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                                OCC ACCUMULATION TRUST                 OCC ACCUMULATION TRUST
                                                  MANAGED PORTFOLIO                     SMALL CAP PORTFOLIO
                                         ------------------------------------   ------------------------------------
                                            2000         1999         1998         2000         1999         1998
                                         ----------   ----------   ----------   ----------   ----------   ----------
Net investment income (loss):
  Reinvested dividend income...........  $       --   $        1   $       --   $       --   $       --   $       --
  Reinvested capital gains.............           2            2            1           --           --           --
  Administrative expenses..............          --           --           --           --           --           --
                                         ----------   ----------   ----------   ----------   ----------   ----------
      Net investment income (loss) and
        capital gains..................           2            3            1           --           --           --
                                         ----------   ----------   ----------   ----------   ----------   ----------
Realized and unrealized gains (losses):
  Net realized gains (losses) on
    redemptions of fund shares.........          (2)           1            1            1           (4)          --
  Net unrealized appreciation
    (depreciation) of investments......           2           (1)           1           18            1           (2)
                                         ----------   ----------   ----------   ----------   ----------   ----------
    Net realized and unrealized gains
      (losses).........................          --           --            2           19           (3)          (2)
                                         ----------   ----------   ----------   ----------   ----------   ----------
    Additions (reductions) from
      operations.......................           2            3            3           19           (3)          (2)
                                         ----------   ----------   ----------   ----------   ----------   ----------
Policy Owners' transactions:
  Net premium payments.................          19           32           38           35           43           42
  Surrenders...........................          (2)          --           --           --           --           --
  Transfers between funds and/or fixed
    acct...............................         (11)         (45)          --           (5)         (47)          --
  Policy loans.........................          --           --           --           --           --           --
  Loan collateral interest crediting...          --           --           --           --           --           --
  Death benefits.......................          --           --           --           --           --           --
  Death benefit guarantee charges......          --           --           --           --           --           --
  Cost of insurance charges............          (3)          (5)          (6)          (4)          (6)          (5)
  Monthly Expense Charge...............          --           (1)          (1)          (1)          --           --
                                         ----------   ----------   ----------   ----------   ----------   ----------
        Additions (reductions) for
          policy owners'
          transactions.................           3          (19)          31           25          (10)          37
                                         ----------   ----------   ----------   ----------   ----------   ----------
        Net additions (reductions) for
          the year.....................           5          (16)          34           44          (13)          35
Policy Owners' Equity, beginning of the
  year.................................          30           46           12           33           46           11
                                         ----------   ----------   ----------   ----------   ----------   ----------
Policy Owners' Equity, end of the
  year.................................  $       35   $       30   $       46   $       77   $       33   $       46
                                         ==========   ==========   ==========   ==========   ==========   ==========
Units Outstanding, beginning of the
  year.................................   2,533.542    4,201.605    1,233.680    3,565.027    4,950.484    4,950.484
Units Outstanding, end of the year.....   2,787.809    2,533.542    4,201.605    5,827.809    3,565.027    4,950.484
Net Asset Value per Unit:..............  $12.559713   $11.444770   $10.900163   $13.201282   $ 9.156366   $ 9.327299


    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
    STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                                      PUTNAM VT                              PUTNAM VT
                                               DIVERSIFIED INCOME FUND                 GROWTH AND INCOME FUND
                                                   CLASS IA SHARES                        CLASS IA SHARES
                                         ------------------------------------   ------------------------------------
                                            2000         1999         1998         2000         1999         1998
                                         ----------   ----------   ----------   ----------   ----------   ----------
Net investment income (loss):
  Reinvested dividend income...........  $        2   $        2   $       --   $        5   $        3   $       --
  Reinvested capital gains.............          --           --           --           24           14            1
  Administrative expenses..............          --           --           --           (2)          (2)          (1)
                                         ----------   ----------   ----------   ----------   ----------   ----------
      Net investment income (loss) and
        capital gains..................           2            2           --           27           15           --
                                         ----------   ----------   ----------   ----------   ----------   ----------
Realized and unrealized gains (losses):
  Net realized gains (losses) on
    redemptions of fund shares.........          --           (1)          --           (4)          --           (1)
  Net unrealized appreciation
    (depreciation) of investments......          (1)          (1)          (1)          --          (18)          10
                                         ----------   ----------   ----------   ----------   ----------   ----------
    Net realized and unrealized gains
      (losses).........................          (1)          (2)          (1)          (4)         (18)           9
                                         ----------   ----------   ----------   ----------   ----------   ----------
    Additions (reductions) from
      operations.......................           1           --           (1)          23           (3)           9
                                         ----------   ----------   ----------   ----------   ----------   ----------
Policy Owners' transactions:
  Net premium payments.................          --            9           25           88          141          104
  Surrenders...........................          --           --           --          (11)          (1)          --
  Transfers between funds and/or fixed
    acct...............................          (2)          (2)          --          (15)          (8)          52
  Policy loans.........................          --           --           --           --           --           --
  Loan collateral interest crediting...          --           --           --           --           --           --
  Death benefits.......................          --           --           --           --           --           --
  Death benefit guarantee charges......          --           --           --           --           --           --
  Cost of insurance charges............          (1)          (2)          (2)         (18)         (19)          (9)
  Monthly Expense Charge...............          --           --           --           (2)          (2)          (1)
                                         ----------   ----------   ----------   ----------   ----------   ----------
      Additions (reductions) for policy
        owners' transactions...........          (3)           5           23           42          111          146
                                         ----------   ----------   ----------   ----------   ----------   ----------
      Net additions (reductions) for
        the year.......................          (2)           5           22           65          108          155
Policy Owners' Equity, beginning of the
  year.................................          27           22           --          266          158            3
                                         ----------   ----------   ----------   ----------   ----------   ----------
Policy Owners' Equity, end of the
  year.................................  $       25   $       27   $       22   $      331   $      266   $      158
                                         ==========   ==========   ==========   ==========   ==========   ==========
Units Outstanding, beginning of the
  year.................................   2,129.016    1,802.260       16.242   11,011.914    6,624.776      161.028
Units Outstanding, end of the year.....   1,855.306    2,129.016    1,802.260   12,653.703   11,011.914    6,624.776
Net Asset Value per Unit:..............  $13.351259   $13.339586   $13.108403   $26.261615   $24.291674   $23.912286


    The accompanying notes are an integral part of the financial statements.

           RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE
                               SEPARATE ACCOUNT I
    STATEMENTS OF OPERATIONS AND CHANGES IN POLICY OWNERS' EQUITY, continued
              For the years ended December 31, 2000, 1999 and 1998
                                 (In Thousands)


                                                      PUTNAM VT                              PUTNAM VT
                                                NEW OPPORTUNITIES FUND                      VOYAGER FUND
                                                   CLASS IA SHARES                        CLASS IA SHARES
                                         ------------------------------------   ------------------------------------
                                            2000         1999         1998         2000         1999         1998
                                         ----------   ----------   ----------   ----------   ----------   ----------
Net investment income (loss):
  Reinvested dividend income...........  $       --   $       --   $       --   $       --   $       --   $       --
  Reinvested capital gains.............           7           --           --          114           37            1
  Administrative expenses..............          (1)          --           --           (6)          (3)          --
                                         ----------   ----------   ----------   ----------   ----------   ----------
      Net investment income (loss) and
        capital gains..................           6           --           --          108           34            1
                                         ----------   ----------   ----------   ----------   ----------   ----------
Realized and unrealized gains (losses):
  Net realized gains (losses) on
    redemptions of fund shares.........         (11)          --           --           29            7          (11)
  Net unrealized appreciation
    (depreciation) of investments               (47)           3           --         (335)         239           49
                                         ----------   ----------   ----------   ----------   ----------   ----------
    Net realized and unrealized gains
      (losses).........................         (58)           3           --         (306)         246           38
                                         ----------   ----------   ----------   ----------   ----------   ----------
    Additions (reductions) from
      operations.......................         (52)           3           --         (198)         280           39
                                         ----------   ----------   ----------   ----------   ----------   ----------
Policy Owners' transactions:
  Net premium payments.................         110           14           --          459          227          256
  Surrenders...........................          (1)          --           --          (19)          (1)          --
  Transfers between funds and/or fixed
    acct...............................          52            1           --          (50)           4           75
  Policy loans.........................          --           --           --           --           --           --
  Loan collateral interest crediting...          --           --           --           --           --           --
  Death benefits.......................          --           --           --           --           --           --
  Death benefit guarantee charges......          (1)          --           --           (1)          --           --
  Cost of insurance charges............         (17)          (3)          --          (74)         (35)         (14)
  Monthly Expense Charge...............          (1)          --           --           (8)          (4)          (2)
                                         ----------   ----------   ----------   ----------   ----------   ----------
      Additions (reductions) for policy
        owners' transactions...........         142           12           --          307          191          315
                                         ----------   ----------   ----------   ----------   ----------   ----------
      Net additions (reductions) for
        the year.......................          90           15           --          109          471          354
Policy Owners' Equity, beginning of the
  year.................................          15           --           --          834          363            9
                                         ----------   ----------   ----------   ----------   ----------   ----------
Policy Owners' Equity, end of the
  year.................................  $      105   $       15   $       --   $      943   $      834   $      363
                                         ==========   ==========   ==========   ==========   ==========   ==========
Units Outstanding, beginning of the
  year.................................     414.168           --           --   20,705.425   14,239.896      431.004
Units Outstanding, end of the year.....   3,756.593      414.168           --   28,059.073   20,705.425   14,239.896
Net Asset Value per Unit:..............  $28.492604   $38.550963   $23.912286   $33.652215   $40.259562   $25.445248


    The accompanying notes are an integral part of the financial statements.

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


                        VARIABLE LIFE SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION:


ReliaStar Life Insurance Company of New York Variable Life Separate Account I ("Separate Account I") was established by ReliaStar Life Insurance Company of New York ("ReliaStar Life of New York"), previously ReliaStar Bankers Security Life Insurance Society, in 1986 under the New York insurance laws. ReliaStar Life of New York is an indirectly wholly-owned subsidiary of ReliaStar Financial, Corp. On September 1, 2000, ReliaStar Financial, Corp. was acquired by ING America Insurance Holdings, Inc., a subsidiary of ING Groep N.V. Separate Account I operates as a unit investment trust under the Investment Company Act of 1940 and is used to fund certain benefits for variable life insurance policies issued by ReliaStar Life of New York. The assets of Separate Account I and its sub-accounts are the property of ReliaStar Life of New York. The portion of Separate Account I assets applicable to the variable life policies will not be charged with liabilities arising out of any other business ReliaStar Life of New York may conduct. The net assets maintained in the sub-accounts provide the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under the state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in ReliaStar Life of New York's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.



Separate Account I consists of Select*Life NY and Variable Estate Design products. Payments received under the policies are allocated to sub-accounts of the Separate Account I, each of which invested in one of the following funds during the year:



   THE ALGER AMERICAN FUND                  FIDELITY'S VIP                              FIDELITY'S VIP II
   -----------------------                  --------------                              -----------------
Growth Portfolio                VIP Equity-Income Portfolio -- IC       VIP II Contrafund Portfolio -- IC Shares
                                Shares
Leveraged AllCap Portfolio      VIP Growth Portfolio -- IC Shares       VIP II Index 500 Portfolio -- IC Shares
MidCap Growth Portfolio         VIP High Income Portfolio -- IC Shares  VIP II Investment Grade Bond Portfolio -- IC
                                                                        Shares
Small Capitalization Portfolio  VIP Money Market Portfolio -- IC
                                Shares



JANUS ASPEN SERIES            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST         OCC ACCUMULATION TRUST
------------------            ------------------------------------------         ----------------------
Aggressive Growth Portfolio   AMT Limited Maturity Bond Portfolio                Equity Portfolio
Growth Portfolio              AMT Partners Portfolio                             Global Equity Portfolio
International Growth
  Portfolio                   AMT Socially Responsive Portfolio                  Managed Portfolio
Worldwide Growth Portfolio                                                       Small Cap Portfolio



       PILGRIM VARIABLE PRODUCTS TRUST                            PUTNAM VARIABLE TRUST
       -------------------------------                            ---------------------
VP Growth Opportunities Portfolio              Putnam VT Diversified Income Fund -- Class IA Shares
VP Growth + Value Portfolio                    Putnam VT Growth and Income Fund -- Class IA Shares
VP High Yield Bond Portfolio                   Putnam VT New Opportunities Fund -- Class IA Shares
VP International Value Portfolio               Putnam VT Voyager Fund -- Class IA Shares
VP MagnaCap Portfolio
VP MidCap Opportunities Portfolio              AIM VARIABLE INSURANCE FUNDS
VP Research Enhanced Index Portfolio           AIM V.I. Dent Demographic Trends Fund
VP SmallCap Opportunities Portfolio



Fred Alger Management, Inc. is the investment adviser for the four portfolios of The Alger American Fund and is paid fees for its services by The Alger American Fund Portfolios. Fidelity Management & Research Company is the investment adviser for Fidelity's Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIP II) and is paid for its services by the VIP and VIP II Portfolios. Janus Capital Corporation is the investment adviser for the four portfolios of Janus Aspen Series and is paid fees for its services by the Janus Aspen Series Portfolios. Neuberger Berman Management Inc. is the investment manager for the three portfolios of the Neuberger Berman Advisers Management Trust and is paid fees for its services by the Neuberger Berman Advisers Management Trust Portfolios. ING Pilgrim Advisors, Inc., an

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                        VARIABLE LIFE SEPARATE ACCOUNT I
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



1. ORGANIZATION: -- (Continued)


affiliate of ReliaStar Life Insurance Company of New York, is the investment adviser for the eight Pilgrim Variable Products Trust Portfolios and is paid fees for its services by the Portfolios. OpCap Advisors is the investment adviser for the four portfolios of the OCC Accumulation Trust and is paid fees for its services by the OCC Accumulation Trust Funds. Putnam Investment Management, Inc., is the investment advisor for Putnam Variable Trust and is paid fees for its services by Putnam Variable Trust. Putnam Investment Management, Inc., is the investment adviser for Putnam Variable Trust and is paid fees for its services by Putnam Variable Trust. AIM Advisors, Inc. is the investment adviser for the AIM V.I. Dent Demographic Trends Fund and is paid fees for its services by the fund. The related funds' prospectuses contain further information.



Fidelity VIP II Contrafund Portfolio is a registered trademark to FMMR Corporation.



On July 29, 1998, Northstar Variable Trust Portfolio changed its name to Northstar Galaxy Trust Portfolio (GT). Also on July 29, 1998, the Northstar Variable Trust Growth Portfolio changed its name to Northstar Galaxy Trust Growth + Value Portfolio.



On November 9, 1998, Northstar Galaxy Trust Income and Growth Portfolio changed its name to Northstar Galaxy Trust Emerging Growth Portfolio.



On April 30, 1999, sub-accounts investing in Neuberger Berman Advisers Management Trust Socially Responsive Portfolio and Putnam VT New Opportunities Fund were made available to purchasers of ReliaStar Life of New York's Separate Account I contracts. Also on April 30, 1999, Northstar Galaxy Trust Multi-Sector Bond Portfolio changed its name to Northstar Galaxy Trust Research Enhanced Index Portfolio and sub-accounts investing in the Putnam VT Diversified Income Fund were closed to new premium and transfers.



On November 1, 1999, Northstar Investment Management Corporation changed its name to Pilgrim Advisors, Inc. Substantially the same personnel are performing the investment advisory services on behalf of Pilgrim Advisors, Inc.



On April 28, 2000, Pilgrim Advisors, Inc. merged with Pilgrim Investments, Inc.



On May 1, 2000, Northstar Galaxy Trust Portfolio changed its name to Pilgrim Variable Products Trust Portfolio (VP). Also on May 1, 2000, the Northstar Galaxy Trust Emerging Growth Portfolio and the Northstar Galaxy Trust Growth and Value Portfolio changed their names to Pilgrim VP SmallCap Opportunities Portfolio and Pilgrim VP Growth + Value Portfolio, respectively. In addition, sub-accounts investing in Pilgrim VP MagnaCap Portfolio, Pilgrim VP Growth Opportunities Portfolio, Pilgrim VP MidCap Opportunities Portfolio, AIM V.I. Dent Demographic Trends Fund and Alger American Leveraged AllCap Portfolio were made available to purchasers of products held in Separate Account I.



2. SIGNIFICANT ACCOUNTING POLICIES:


The following is a summary of the significant accounting policies of the
Account:



USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.



INVESTMENTS: The market value of investments in the sub-accounts is based on the closing net asset values of the fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                        VARIABLE LIFE SEPARATE ACCOUNT I
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



2. SIGNIFICANT ACCOUNTING POLICIES: -- (Continued)


on the ex-dividend date. Net realized gains and losses on redemptions of shares of the funds are determined on the basis of specific identification of fund share costs.



FEDERAL INCOME TAXES: The operations of the Separate Account I are included in the federal income tax return of ReliaStar Life of New York, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, ReliaStar Life of New York does not expect to incur federal income taxes on the earnings of the Separate Account I to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. ReliaStar Life of New York will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.



3. POLICY CHARGES:


Certain charges are made by ReliaStar Life of New York to policy owners' Variable Accumulation Values in Separate Account I in accordance with the terms of the policies. These charges are set forth in the policies and may include: cost of insurance charges; a monthly expense charge; death benefit guarantee charge; optional insurance benefit charges; surrender charges net of any sales charge refunds.

                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                        VARIABLE LIFE SEPARATE ACCOUNT I
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


4. INVESTMENTS:


For the year ended December 31, 2000, investment activity in the funds was as follows (in thousands):



                                                                 COST OF      PROCEEDS
                                                                PURCHASES    FROM SALES
                                                                ---------    ----------
INVESTING FUND
------------------------------------------------------------
THE ALGER AMERICAN FUND:
  Alger American Growth Portfolio...........................     $  868        $  123
  Alger American Leveraged AllCap Portfolio.................         32             4
  Alger American MidCap Growth Portfolio....................        175            18
  Alger American Small Capitalization Portfolio.............        337            55
AIM VARIABLE INSURANCE FUNDS:
  AIM V.I. Dent Demographic Trends Fund.....................         11            --
FIDELITY'S VIP:
  VIP Equity-Income Portfolio -- IC Shares..................        151            48
  VIP Growth Portfolio -- IC Shares.........................        268            84
  VIP High Income Portfolio -- IC Shares....................         28             6
  VIP Money Market Portfolio -- IC Shares...................        782           889
FIDELITY'S VIP II:
  VIP II Contrafund Portfolio -- IC Shares..................        309           127
  VIP II Index 500 Portfolio -- IC Shares...................        876           287
  VIP II Investment Grade Bond Portfolio -- IC Shares.......         64            12
JANUS ASPEN SERIES:
  Aggressive Growth Portfolio...............................      1,104           204
  Growth Portfolio..........................................        521            53
  International Growth Portfolio............................        177            10
  Worldwide Growth Portfolio................................        655           136
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  AMT Limited Maturity Bond Portfolio.......................          8            11
  AMT Partners Portfolio....................................        127            33
  AMT Socially Responsive Portfolio.........................         --            --
PILGRIM VARIABLE PRODUCTS TRUST:
  Pilgrim VP Growth Opportunities Portfolio.................         19             2
  Pilgrim VP Growth + Value Portfolio.......................        510            72
  Pilgrim VP High Yield Bond Portfolio......................          4             4
  Pilgrim VP International Value Portfolio..................         96            50
  Pilgrim VP MagnaCap Portfolio.............................         --            --
  Pilgrim VP MidCap Opportunities Portfolio.................          8            --
  Pilgrim VP Research Enhanced Index Portfolio..............          1             1
  Pilgrim VP SmallCap Opportunities Portfolio...............        427            18
OCC ACCUMULATION TRUST:
  Equity Portfolio                                                   10             4
  Global Equity Portfolio...................................         26            13
  Managed Portfolio.........................................         20            14
  Small Cap Portfolio.......................................         37            12
PUTNAM VARIABLE TRUST:
  Putnam VT Diversified Income Fund -- Class IA Shares......          2             4
  Putnam VT Growth and Income Fund -- Class IA Shares.......        127            59
  Putnam VT New Opportunities Fund -- Class IA Shares.......        195            46
  Putnam VT Voyager Fund -- Class IA Shares.................        530           113
                                                                 ------        ------
  Total.....................................................     $8,505        $2,512
                                                                 ======        ======

INDEPENDENT AUDITORS' REPORT



Board of Directors and Shareholder


ReliaStar Life Insurance Company of New York


Woodbury, New York



We have audited the accompanying statutory basis statement of admitted assets, liabilities, surplus and other funds of ReliaStar Life Insurance Company of New York (the Company) as of December 31, 2000, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the year then ended. These statutory basis financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory basis financial statements based on our audit. The statutory basis financial statements of the Company as of December 31, 1999, and the year then ended, were audited by other auditors whose report dated May 12, 2000 expressed an adverse opinion as to their conformity with accounting principles generally accepted in the United States, because the financial statements were presented in accordance with statutory accounting practices prescribed or permitted by the Insurance Department of the State of New York, and an unqualified opinion as to their conformity with such statutory accounting practices.



We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statutory basis financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statutory basis financial statement presentation. We believe our audit provides a reasonable basis for our opinion.



As described in Note 1 to the statutory basis financial statements, the Company presents its statutory basis financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of the variances are not reasonably determined but are presumed to be material.



In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 2000, or the results of its operations, or its cash flows for the year then ended.



However, in our opinion, the 2000 statutory basis financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2000, and the results of its operations, and its cash flows for the year then ended, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York.


                                          /s/ Ernst & Young LLP


Minneapolis, Minnesota


March 21, 2001

INDEPENDENT AUDITORS' REPORT



Board of Directors and Shareholder


ReliaStar Life Insurance Company of New York


Woodbury, New York



We have audited the accompanying statutory basis statement of admitted assets, liabilities, and surplus and other funds of ReliaStar Life Insurance Company of New York (the Company) as of December 31, 1999, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These statutory basis financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory basis financial statements based on our audit.



We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statutory basis financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statutory basis financial statement presentation. We believe our audit provides a reasonable basis for our opinion.



As more fully described in Note 1 to the financial statements, the Company has prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America (generally accepted accounting principles). The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles are also described in Note 1.



In our opinion, because of the effects of the matters discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1999, or the results of its operations or its cash flows for the year then ended.



In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus and other funds of the Company as of December 31, 1999 and the results of its operations, changes in capital and surplus, and its cash flows for the year then ended, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche LLP


Minneapolis, Minnesota


May 12, 2000

STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES,


SURPLUS AND OTHER FUNDS


RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


(A WHOLLY OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY)



DECEMBER 31 (IN MILLIONS)                                         2000        1999
------------------------------------------------------------------------------------
ASSETS
Bonds (Market: 2000, $1,458.9; 1999, $1,472.2)                  $1,472.2    $1,500.8
Stocks (Cost: 2000, $5.7; 1999, $6.8)                                5.0         6.4
Mortgage Loans on Real Estate                                      248.3       320.0
Real Estate                                                           .6         1.1
Policy Loans                                                        84.9        84.3
Cash on Hand and on Deposit                                          9.3        12.0
Short-Term Investments                                              13.0         9.0
Other Invested Assets                                                7.5         6.0
------------------------------------------------------------------------------------
TOTAL CASH AND INVESTED ASSETS                                   1,840.8     1,939.6
Reinsurance Recoverable                                              2.7         5.4
Life Insurance Premiums and Annuity Considerations Deferred
  and Uncollected                                                   20.8        17.9
Investment Income Due and Accrued                                   26.4        26.8
Other Assets                                                        (1.2)         .8
From Separate Account Statement                                    609.7       687.5
------------------------------------------------------------------------------------
TOTAL ADMITTED ASSETS                                           $2,499.2    $2,678.0
------------------------------------------------------------------------------------
LIABILITIES, SURPLUS AND OTHER FUNDS
Aggregate Reserves for Policies and Contracts                   $1,491.0    $1,609.0
Accumulations and Deposit Fund Liabilities                          47.1        53.3
Policy and Contract Claims                                          19.6        13.4
Policyholders' Dividends                                              .5          .5
Other Policy and Contract Liabilities                                7.1        10.8
Commissions Payable                                                   .9         2.2
General Expenses Due or Accrued                                     17.1         8.2
Taxes, Licenses, and Fees Due or Accrued, Excluding Federal
  Income Taxes                                                       2.8         2.7
Federal Income Taxes Due or Accrued                                  4.2         5.6
Unearned Investment Income                                           2.9         2.9
Asset Valuation Reserve                                             14.1        18.4
Other Liabilities                                                   64.1        46.6
From Separate Account Statement                                    605.7       682.6
------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                2,277.1     2,456.2
------------------------------------------------------------------------------------
SURPLUS AND OTHER FUNDS
Common Capital Stock                                                 2.8         2.8
Gross Paid In and Contributed Surplus                              111.8       111.8
Group Life Contingency Reserve                                       4.8         6.1
Unassigned Surplus                                                 102.7       101.1
------------------------------------------------------------------------------------
TOTAL SURPLUS AND OTHER FUNDS                                      222.1       221.8
------------------------------------------------------------------------------------
TOTAL LIABILITIES, SURPLUS AND OTHER FUNDS                      $2,499.2    $2,678.0
------------------------------------------------------------------------------------



The accompanying notes are an integral part of the statutory basis financial statements.

STATUTORY BASIS STATEMENTS OF OPERATIONS


RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


(A WHOLLY OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY)



YEAR ENDED DECEMBER 31 (IN MILLIONS)                             2000      1999
--------------------------------------------------------------------------------
REVENUES
Premiums and Annuity Considerations                             $190.4    $199.0
Deposit-Type Funds                                                71.5     127.7
Considerations for Supplementary Contracts and Dividend
  Accumulations                                                   54.6      61.3
Net Investment Income                                            142.1     146.9
Separate Account Fee Revenue                                       5.6       5.4
Other Income                                                       6.2       9.3
--------------------------------------------------------------------------------
TOTAL REVENUES                                                   470.4     549.6
--------------------------------------------------------------------------------
BENEFITS AND EXPENSES
Death Benefits                                                    74.7      65.8
Annuity Benefits                                                  21.4      21.0
Surrender Benefits and Other Fund Withdrawals                    334.4     271.7
Payments on Supplementary Contracts and of Dividend
  Accumulations                                                   62.1      62.3
Change in Reserve for Policies and Contracts                    (118.0)    (31.1)
Change in Liability for Accumulations and Deposit Funds           (6.2)       .8
Other                                                              2.6       4.1
--------------------------------------------------------------------------------
Total Benefits                                                   371.0     394.6
Commissions                                                       36.9      31.3
General Insurance Expenses                                        54.3      37.3
Insurance Taxes, Licenses and Fees, Excluding Federal Income
  Taxes                                                            5.5       4.8
Other                                                              7.4       3.4
Net Transfers to Separate Accounts                               (36.8)     27.7
--------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                      438.3     499.1
--------------------------------------------------------------------------------
Net Gain from Operations before Dividends to Policyholders
  and Federal Income Taxes                                        32.1      50.5
Dividends to Policyholders                                          .5        .5
--------------------------------------------------------------------------------
Net Gain from Operations before Federal Income Taxes              31.6      50.0
Federal Income Taxes (Excluding Taxes on Capital Gains and
  Losses)                                                         13.1      17.2
--------------------------------------------------------------------------------
Net Gain from Operations before Realized Capital Gains and
  Losses                                                          18.5      32.8
Net Realized Capital Losses, Net of Tax                          (12.4)     (1.9)
--------------------------------------------------------------------------------
NET INCOME                                                      $  6.1    $ 30.9
--------------------------------------------------------------------------------



The accompanying notes are an integral part of the statutory basis financial statements.

STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS


RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


(A WHOLLY OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY)



YEAR ENDED DECEMBER 31 (IN MILLIONS)                             2000      1999
--------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                          $221.8    $202.4
Net Income                                                         6.1      30.9
Dividends to Parent                                              (12.0)     (8.0)
Change in Net Unrealized Capital Gains and Losses                  2.2      (4.9)
Change in Non-Admitted Assets and Related Items                    4.6      (1.4)
Change in Liability for Reinsurance in Unauthorized
  Companies                                                       (4.9)      (.5)
Change in Asset Valuation Reserve                                  4.3       3.3
--------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR                                $222.1    $221.8
--------------------------------------------------------------------------------



The accompanying notes are an integral part of the statutory basis financial statements.

STATUTORY BASIS STATEMENTS OF CASH FLOWS


RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


(A WHOLLY OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY)



YEAR ENDED DECEMBER 31 (IN MILLIONS)                             2000      1999
--------------------------------------------------------------------------------
CASH FROM OPERATIONS
Premiums and Annuity Considerations                             $195.9    $193.1
Deposit-Type Funds                                                71.5     127.7
Considerations for Supplementary Contracts and Dividend
  Accumulations                                                   54.5      61.3
Commissions and Expense Allowances on Reinsurance Ceded            6.2       5.3
Net Investment Income                                            141.7     146.5
Fees From Separate Accounts                                        5.9       5.1
Other Income                                                       2.8        .4
Life and Accident and Health Claims                              (67.5)    (71.3)
Surrender Benefits and Other Fund Withdrawals                   (334.4)   (271.7)
Other Benefits to Policyholders                                  (86.5)    (83.5)
Commissions, Other Expenses and Taxes                            (93.3)    (72.9)
Net Transfers to Separate Accounts                                35.4     (29.5)
Dividends to Policyholders                                         (.5)      (.5)
Federal Income Taxes                                             (14.1)    (14.6)
--------------------------------------------------------------------------------
Net Cash From Operations                                         (82.4)     (4.6)
--------------------------------------------------------------------------------
CASH FROM INVESTMENTS
Proceeds from Investments Sold, Matured or Repaid Bonds          434.9     327.5
  Stocks                                                         214.2     179.4
  Mortgage Loans                                                  71.2      43.6
  Real Estate                                                       .6       3.2
  Other Invested Assets                                            2.6       3.8
Taxes on Capital Gains and Losses                                  3.8      (2.3)
--------------------------------------------------------------------------------
       Total Investment Proceeds                                 727.3     555.2
--------------------------------------------------------------------------------
Cost of Investments Acquired
  Bonds                                                         (421.0)   (311.2)
  Stocks                                                        (213.2)   (179.1)
  Mortgage Loans                                                  (1.4)    (72.5)
  Real Estate                                                      (.3)      (.4)
  Other Invested Assets                                           (2.9)      (.8)
  Miscellaneous Applications                                      (1.4)      (.3)
--------------------------------------------------------------------------------
       Total Investments Acquired                               (640.2)   (564.3)
--------------------------------------------------------------------------------
Net Change in Policy Loans and Premium Notes                       (.6)     (2.2)
--------------------------------------------------------------------------------
Net Cash From Investments                                         86.5     (11.3)
--------------------------------------------------------------------------------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
Dividends to Parent                                              (12.0)     (8.0)
Other Sources, Net                                                 9.2       7.8
--------------------------------------------------------------------------------
Net Cash from Financing and Miscellaneous Sources                 (2.8)      (.2)
--------------------------------------------------------------------------------
Net Change in Cash and Short-Term Investments                      1.3     (16.1)
Cash and Short-Term Investments at Beginning of Year              21.0      37.1
--------------------------------------------------------------------------------
Cash and Short-Term Investments at End of Year                  $ 22.3    $ 21.0
--------------------------------------------------------------------------------



The accompanying notes are an integral part of the statutory basis financial statements.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS


RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


(A WHOLLY OWNED SUBSIDIARY OF SECURITY-CONNECTICUT LIFE INSURANCE COMPANY)



NOTE 1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES



NATURE OF OPERATIONS


ReliaStar Life Insurance Company of New York (the Company) is principally engaged in the business of providing individual life insurance and annuities; employee benefit products and services; retirement plans; and life and health reinsurance. The Company operates primarily in the United States and is authorized to conduct business in all 50 states.



BASIS OF PRESENTATION


The accompanying statutory basis financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners (NAIC) and the State of New York. Such statutory insurance accounting practices differ from generally accepted accounting principles. Significant differences include requiring the immediate recognition of acquisition costs, providing only for income taxes currently payable; recording assets considered non-admitted as a direct adjustment of surplus; requiring an asset valuation reserve; establishing policy reserves for life and annuity products based on statutory mortality and interest rates; valuing bonds based primarily on amortized cost; for certain securities sold, deferring any realized gain or loss due to changes in interest rates and subsequently amortizing the deferred gain or loss over the remaining life of the security sold; recognizing pension costs as paid; and retaining the historical value of assets and liabilities upon a change in ownership. Total shareholder's equity and net income as of and for the year ended December 31, 1999 based on generally accepted accounting principles were $441.7 million and $39.8 million, respectively. These amounts as of and for the year ended December 31, 2000 have not been determined. The amounts in these financial statements pertain to the entire business of the Company including, as appropriate, its Separate Account business.



Effective January 1, 2001 the Company will adopt the accounting practices set forth in the Accounting Practices and Procedures Manual issued by the NAIC and as adopted by the State of New York. The impact on surplus of adopting these standards at January 1, 2001 has not yet been completed.



All outstanding shares of the Company are owned by Security-Connecticut Life Insurance Company (Security-Connecticut), a Minnesota domiciled insurance company. Security-Connecticut is a wholly owned subsidiary of ReliaStar Life Insurance Company (ReliaStar Life), a Minnesota domiciled insurance company. ReliaStar Life is a wholly owned subsidiary of ReliaStar Financial Corp. (ReliaStar), a holding and management company domiciled in Delaware. ReliaStar's ultimate parent is ING Groep, N.V. (ING), a global financial services company based in Amsterdam, Netherlands. ING acquired ReliaStar in September 2000.



USE OF ESTIMATES


The preparation of financial statements in conformity with accounting practices prescribed or permitted by the NAIC and the State of New York requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



     During 2000, the Company accrued approximately $2 million for employee-related termination costs associated with integration activities initiated as a result of being acquired by ING.



INVESTMENTS


Security investments are valued in accordance with the requirements of the NAIC, as follows:



Bonds not backed by other loans at amortized cost using the interest method; loan-backed bonds and structured securities at amortized cost using the interest method including anticipated prepayments at the date of purchase.

Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the interest method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from vendor provided prepayment models, broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed bonds and structured securities.



Preferred stocks in good standing are valued at cost, which approximates market value.



Common stocks are carried at estimated market value.



Mortgage loans on real estate are carried at amortized cost.



Real estate acquired in satisfaction of debt is stated at the lower of the appraised value of the asset foreclosed, or book value of the mortgage at the date of foreclosure.



Policy loans are valued at the aggregate unpaid balance.



Short-term investments are carried at amortized cost, which approximates market value.



Other invested assets, primarily limited partnerships, are carried on the cost or equity basis.



Derivative instruments, such as interest rate swaps, are valued in accordance with the NAIC Accounting Practices and Procedures manual and the Purposes and Procedures manual of the Securities Valuation Office. All derivative instruments are valued consistently with the hedged items. The Company recognizes investment income on interest rate swap agreements whereby the difference between the amounts paid and amounts received or accrued on interest rate swap agreements are reflected in net investment income.



All other security investments are presented at values prescribed by or deemed acceptable to the NAIC, generally market value.



The Company uses straight-line depreciation for all of its depreciable assets, with useful lives varying depending on the asset.



Realized investment gains and losses on sales of securities are included in the determination of net income and are determined on the specific identification method. Unrealized investment gains and losses are accounted for as direct increases or decreases in surplus. Income tax effects of unrealized gains and losses are not recognized.



Due and accrued income is excluded from investment income on mortgage loans, bonds and short-term investments where interest is past due more than 90 days. The total amount excluded at December 31, 2000 and 1999, was $1.0 million and $.4 million, respectively.



SEPARATE ACCOUNTS


The Company operates separate accounts. The assets and liabilities of the separate accounts are primarily related to variable life and annuity contracts and represent policyholder-directed funds that are separately administered. The assets (primarily investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are carried at market value.



NON-ADMITTED ASSETS


Assets of the Company designated as "non-admitted," primarily agents' balances, are excluded from admitted assets. The change in such assets, net of depreciation, is reflected as a direct increase or decrease in surplus.



AGGREGATE RESERVES FOR POLICIES AND CONTRACTS


Reserves for future policy and contract benefits for life insurance are computed by the net level premium and preliminary term and other modified reserve methods on the basis of interest rates and mortality assumptions prescribed by state regulatory authorities. Annuity reserves are computed using interest rates and mortality assumptions, where needed, as prescribed by state regulatory authorities. Waiver of premium reserves (disabled life reserves) are primarily determined using morbidity and termination assumptions based on the 1952 Disablement Study combined with the 1958 CSO (individual) and the 1970 Intercompany Group

Disability Table (group), using interest rates of 2 1/2% to 4%. Reserves for long-term disability policies are primarily based on the 1987 CGDT using an interest rate of 5%.



The Company waives deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.



Substandard reserves are calculated based on additional mortality and plan of insurance for permanent plans. For term plans, substandard reserves are based on appropriate multiples of standard rates of mortality. Universal life policies are valued directly on a multiple table basis.



As of December 31, 2000, the Company had insurance in force of $6.8 billion for which the gross premiums were less than the net premiums according to the standard valuation set by the State of New York. Reserves to cover this insurance totaled $24.2 million at December 31, 2000.



Of the total annuity reserves and deposit fund liabilities at December 31, 2000, approximately 5% were subject to discretionary withdrawal -- with adjustment; approximately 39% were subject to discretionary withdrawal - without adjustment; approximately 7% were not subject to discretionary withdrawal provisions; and approximately 49% were related to "market value" reserves in separate accounts without investment guarantees whose surrender values vary with the market value of the invested assets supporting the reserves.



REINSURANCE


Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the underlying policies and the terms of the reinsurance contract.



INCOME TAXES DUE AND ACCRUED


The provision for income taxes is based upon income that is estimated to be currently taxable.



PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS


Premiums on life insurance and annuity contracts are generally recognized as revenue over the premium paying period of the contract. Contract benefits are recognized over the life of the contract by providing reserves for future policy and contract benefits.



POLICY ACQUISITION COSTS


Costs of acquiring new business are charged to operating expenses when incurred.



RECLASSIFICATIONS


Certain prior year amounts have been reclassified to conform to current year presentation.

NOTE 2. INVESTMENTS



BONDS


The statement value and estimated market values of investments in bonds by type of investment were as follows:



                                                                          GROSS UNREALIZED     ESTIMATED
                                                             STATEMENT    -----------------     MARKET
DECEMBER 31, 2000 (IN MILLIONS)                                VALUE      GAINS    (LOSSES)      VALUE
--------------------------------------------------------------------------------------------------------
United States Government and Government Agencies and
  Authorities                                                $   15.9     $  .6     $  (.1)    $   16.4
States, Municipalities and Political Subdivisions                 3.1        .1         --          3.2
Foreign Governments                                               4.5        .3         --          4.8
Public Utilities                                                107.8       1.4       (1.4)       107.8
Corporate Securities                                            916.2      13.6      (17.1)       912.7
Mortgage-Backed/Structured Finance                              424.7       8.2      (18.9)       414.0
--------------------------------------------------------------------------------------------------------
TOTAL                                                        $1,472.2     $24.2     $(37.5)    $1,458.9
--------------------------------------------------------------------------------------------------------



                                                                          GROSS UNREALIZED     ESTIMATED
                                                             STATEMENT    -----------------     MARKET
DECEMBER 31, 1999 (IN MILLIONS)                                VALUE      GAINS    (LOSSES)      VALUE
--------------------------------------------------------------------------------------------------------
United States Government and Government Agencies and
  Authorities                                                $   13.6     $  .3     $  (.4)    $   13.5
States, Municipalities and Political Subdivisions                 1.9        --        (.5)         1.4
Foreign Governments                                               8.2        .1         --          8.3
Public Utilities                                                100.3        .9       (1.6)        99.6
Corporate Securities                                            990.9       9.0      (26.2)       973.7
Mortgage-Backed/Structured Finance                              385.9       1.9      (12.1)       375.7
--------------------------------------------------------------------------------------------------------
TOTAL                                                        $1,500.8     $12.2     $(40.8)    $1,472.2
--------------------------------------------------------------------------------------------------------



The statement value and estimated market value of bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                             ESTIMATED
                                                                STATEMENT     MARKET
DECEMBER 31, 2000 (IN MILLIONS)                                   VALUE        VALUE
--------------------------------------------------------------------------------------
Maturing in:
  One Year or Less                                              $   97.0     $   97.4
  One to Five Years                                                452.9        455.4
  Five to Ten Years                                                359.4        355.3
  Ten Years or Later                                               138.2        136.8
Mortgage-Backed/Structured Finance                                 424.7        414.0
--------------------------------------------------------------------------------------
TOTAL                                                           $1,472.2     $1,458.9
--------------------------------------------------------------------------------------



The estimated market values for actively traded marketable bonds are determined based upon quoted market prices. The estimated market values for marketable bonds without an active market are obtained through several commercial pricing services, which provide the estimated market values. Estimated market values of privately placed bonds which are not considered problems are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates market values which the Company considers reflective of the estimated market value of each privately placed bond. Estimated market values for privately placed bonds which are considered problems are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrow, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.



At December 31, 2000, the largest industry concentration of the private placement portfolio was mortgage-backed structured finance where 22% of the portfolio was invested, and the largest industry concentration of the marketable bond portfolio was mortgage-backed/structured finance, where 31% of the portfolio was invested.



STOCKS


The cost and statement value of stocks were as follows:



                                                                2000    1999
DECEMBER 31 (IN MILLIONS)                                       ----    ----
----------------------------------------------------------------------------
Cost                                                            $5.7    $6.8
Gross Unrealized Gains                                            --      .2
Gross Unrealized Losses                                          (.7)    (.6)
----------------------------------------------------------------------------
STATEMENT VALUE                                                 $5.0    $6.4
----------------------------------------------------------------------------



MORTGAGE LOANS ON REAL ESTATE


The lending rate for all mortgage loans issued during 2000 was 8.25%.



During 2000 and 1999, the Company did not reduce interest rates of outstanding mortgage loans.



The maximum percentage of any one loan to the value of security at the time of the loan was 80%. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without buildings. As of December 31, 2000, the Company held no mortgages with interest more than one year overdue.



At December 31, 2000, the largest geographic concentration of commercial mortgage loans was in the Midwest region of the United States, where approximately 36% of the commercial mortgage loan portfolio was invested.



INVESTMENT INCOME


Investment income summarized by type of investment was as follows:



YEAR ENDED DECEMBER 31 (IN MILLIONS)                             2000      1999
--------------------------------------------------------------------------------
Bonds                                                           $113.1    $116.0
Mortgage Loans on Real Estate                                     23.6      24.2
Real Estate                                                         --        .4
Policy Loans                                                       5.9       5.8
Short-Term Investments                                              .7       1.1
Other                                                              2.1       2.3
--------------------------------------------------------------------------------
Gross Investment Income                                          145.4     149.8
Investment Expenses                                                3.3       2.9
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                           $142.1    $146.9
--------------------------------------------------------------------------------

REALIZED INVESTMENT GAINS AND LOSSES


Net realized capital gains (losses) were as follows:



YEAR ENDED DECEMBER 31 (IN MILLIONS)                             2000     1999
-------------------------------------------------------------------------------
Bonds Gross Gains                                               $  3.0    $ 3.5
  Gross Losses                                                   (21.7)    (3.3)
  Mortgage Loans on Real Estate                                   (1.8)      .3
Real Estate                                                         --      (.1)
Other                                                              (.8)      .2
-------------------------------------------------------------------------------
Net Pretax Realized Capital Gains and Losses                     (21.3)      .6
Income Tax Benefit (Expense)                                       4.2     (1.4)
Net Pretax Realized Capital Gains and Losses Transferred to
  Interest Maintenance Reserve (IMR)                               7.3     (1.7)
Income Tax Expense (Benefit) Transferred to IMR                   (2.6)      .6
-------------------------------------------------------------------------------
NET REALIZED CAPITAL LOSSES, NET OF TAX                         $(12.4)   $(1.9)
-------------------------------------------------------------------------------



Proceeds from the sale of bonds were $222.0 million and $167.0 million during 2000 and 1999, respectively.



DERIVATIVE INSTRUMENTS


The Company has an established program prescribing the use of derivatives in its asset/liability management activity. The investment policy of the Company expressly precludes the use of such instruments for speculative purposes. The policy details permissible uses and instruments and contains accounting and management controls designed to assure compliance with these policies. The Company is not a party to leveraged derivatives.



The insurance liabilities of the Company are sensitive to changes in market interest rates. The Company has established procedures for evaluating these liabilities and structures investment asset portfolios with compatible characteristics. Investment assets are selected which provide yield, cash flow and interest rate sensitivities appropriate to support the insurance products.



The Company uses interest rate swaps as part of this asset/liability management program. The Company has acquired a significant amount of certain shorter duration investments, such as floating rate or adjustable rate investments. Acquisition of these assets shortens the duration of an asset portfolio. The Company uses interest rate swaps to extend the duration of these portfolios as an alternative to purchasing longer duration investments.



The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. In addition, the Company has established an issuer holder limitation program whereby the maximum credit exposure to a single issuer is established based upon the credit rating of the issuer and the structure of the investment. The positive market value of swap positions are included in the computation of the maximum issuer limitation.



NOTE 3. EMPLOYEE BENEFIT PLANS



SUCCESS SHARING PLAN AND ESOP


The Success Sharing Plan and ESOP (Success Sharing Plan) was designed to increase employee ownership and reward employees when certain ReliaStar performance objectives are met. Essentially all employees are eligible to participate in the Success Sharing Plan. The Success Sharing Plan has both qualified and nonqualified components. The nonqualified component is equal to 25% of the annual award and is paid in cash to employees. The qualified component is equal to 75% of the annual award which is contributed to the ESOP portion of the Success Sharing Plan.

In addition, the Success Sharing Plan has a 401(k) feature whereby participants may elect to contribute a percentage of their eligible earnings to the plan. The Company matches participants' 401(k) contributions up to 6% of eligible earnings.



Costs charged to expense for the Success Sharing Plan for both of the years ended December 31, 2000 and 1999, was $.8 million, respectively.



PENSION AND OTHER POSTRETIREMENT BENEFITS


Pension Plans -- The Company participates in a funded noncontributory defined benefit retirement plan sponsored by an affiliate which provides benefits to employees upon retirement (Pension Plan). Effective December 31, 1998, the qualified defined benefit retirement plan was amended to suspend the accrual of additional benefits for future services. Eligible employees retain all of their accrued benefits as of December 31, 1998, which will be paid monthly at retirement according to the provisions of the plan. Employees meeting certain age and service requirements will receive certain transition benefits until retirement.



At January 1, 2000, the date of the most recent actuarial valuation, the plan accumulated benefit obligation/present value of accrued benefits and the amount of vested benefits for the Pension Plan was $192.3 million and $188.4 million, respectively, based on an assumed 8.5% interest rate. The fair value of plan assets was $347.6 million as of January 1, 2000 and included in plan assets are
1.2 million shares of ReliaStar common stock with a fair value of $48.3 million as of January 1, 2000.



A pension credit totaling $.3 million and $.1 million for the years ended December 31, 2000 and 1999, respectively, was allocated to the Company for its portion of the cost of the Pension Plan.



The Company and ReliaStar also have unfunded noncontributory defined benefit plans providing for benefits to employees in excess of limits for qualified retirement plans.



Postretirement Benefits -- Through a plan sponsored by an affiliate, the Company provides certain health care and life insurance benefits to retired employees and their eligible dependents (Postretirement Plan). The postretirement health care plan is contributory, with retiree contribution levels adjusted annually; the life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.



The amount of accumulated benefits obligation for retirees and vested employees covered under the Postretirement Plan as of December 31, 2000 and 1999, was $14.2 million and $11.1 million, respectively, and the amount of accumulated benefits obligation for non-vested employees as of December 31, 2000 and 1999, was $3.1 million and $2.5 million respectively. The discount rate used in determining the postretirement benefit obligation as of December 31, 2000 was 7.75% and health care cost trend rate used was 8.5% trending to 5.5% in 2007 and thereafter. A one-percentage point increase in the assumed health care cost trend rate would not have a significant impact on the postretirement benefit obligation or the service and interest cost components of annual expense.



A credit totaling $32,000 and $40,000 was allocated to the Company for its portion of the cost of the Postretirement Plan for the years ended December 31, 2000 and 1999, respectively.



STOCK INCENTIVE PLAN


Officers and key employees of the Company participated in the stock incentive plans of ReliaStar. ReliaStar applies Accounting Principles Board Opinion No. 25 and related interpretations in accounting for its plans. Accordingly, no compensation expense for stock-based compensation plans has been allocated to the Company.



NOTE 4. INCOME TAXES



The Company will prepare two federal tax returns for the year ended December 31, 2000 as a result of being acquired by ING. One will include the period January 1, 2000 through September 1, 2000, the second will be for the period September 2, 2000 through December 31, 2000.

The tax return for the period January 1 through September 1, 2000 will be consolidated with it's parent, Security-Connecticut Life Insurance Company.



The tax return for the period September 2 through December 31, 2000 will be consolidated with Northern Life Insurance Company, Security-Connecticut Life Insurance Company and ReliaStar Life Insurance Company.



The method by which the total consolidated federal income tax for each entity is allocated to each of these companies is subject to a written agreements. Allocation is based on separate return calculations such that each company in the consolidated return pays the same tax or receives the same refunds it would have paid or received had it consistently filed separate federal income tax returns. Intercompany tax balances are settled within a reasonable time after filing of the consolidated federal income tax returns with the Internal Revenue Service.



Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus." Generally, this policyholders' surplus account will become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 2000, the Company had accumulated approximately $11.3 million in its separate policyholders' surplus account.



The difference between the U.S. federal income tax rate and the Company's effective tax rate is summarized as follows:



YEAR ENDED DECEMBER 31                                          2000    1999
----------------------------------------------------------------------------
Statutory Tax Rate                                              35.0%   35.0%
Decrease in Liability for Prior Years' Taxes                    (6.9)   (2.9)
Deferred Acquisition Cost Tax                                    2.0     1.0
Tax Reserves                                                    15.3     6.6
Other                                                           (3.8)   (5.3)
----------------------------------------------------------------------------
EFFECTIVE TAX RATE                                              41.6%   34.4%
----------------------------------------------------------------------------



Cash paid to Security-Connecticut for federal income taxes was $10.3 million and $16.9 million during 2000 and 1999, respectively.



NOTE 5. CAPITAL AND SURPLUS



The ability of the Company to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of New York. These authorities recognize only statutory accounting practices for determining the ability of an insurer to pay dividends to its shareholders.



Under New York insurance law regulating the payment of dividends by the Company, any such payment must be paid solely from the earned surplus of the Company and advance notice thereof must be provided to the Superintendent of the New York Department of Insurance (the Superintendent). Earned surplus means the earned surplus as determined in accordance with statutory accounting practices (unassigned funds), less the amount of such earned surplus which is attributable to unrealized capital gains. Further, without approval of the Superintendent, the Company may not pay in any calendar year any dividend which, when combined with other dividends paid within the preceding 12 months, exceeds the lesser of
(i) 10% of the Company's statutory surplus at the prior year end or (ii) 100% of the Company's statutory net investment income for the prior calendar year.



The Company has 1,377,863 authorized shares of common stock with a par value of $2.00 per share, all of which are outstanding.



Total unassigned surplus at December 31, 2000 was $102.7 million and has no restrictions, except as described above.

NOTE 6. REINSURANCE



The Company is a member of reinsurance associations established for the purpose of ceding the excess of life insurance over retention limits. The Company's retention limit is $300,000 per insurable life for individual coverage. For group coverage and reinsurance assumed, the retention is $300,000 per life with per occurrence limitations, subject to certain maximums.



Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 2000 and 1999. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.



As of December 31, 2000, $9.1 billion of life insurance in force was ceded to other companies of which 29% (based on inforce) has been ceded to an unaffiliated reinsurer and 50% (based on inforce) has been ceded to affiliates. In addition, the Company had assumed $3.0 billion of life insurance in force as of December 31, 2000.



The effect of reinsurance on premiums and recoveries is as follows:



YEAR ENDED DECEMBER 31 (IN MILLIONS)                             2000      1999
--------------------------------------------------------------------------------
Direct Premiums                                                 $227.8    $227.7
Reinsurance Assumed                                                2.9       2.4
Reinsurance Ceded                                                (40.3)    (31.1)
--------------------------------------------------------------------------------
NET PREMIUMS                                                    $190.4    $199.0
--------------------------------------------------------------------------------
REINSURANCE RECOVERIES                                          $ 13.4    $ 14.1
--------------------------------------------------------------------------------



NOTE 7. RELATED PARTY TRANSACTIONS



The Company maintains intercompany loan agreements with its affiliates. There were no intercompany loans outstanding at December 31, 2000 or 1999.



The Company and its affiliates have entered into agreements whereby they provide certain management, administrative, legal and other services to each other. The net amounts billed to the Company were $20.8 million and $25.3 million in 2000 and 1999, respectively. The net costs allocated to the Company under these agreements may not be indicative of costs the Company might incur if these services were not provided by the Company's affiliates.



NOTE 8. COMMITMENTS AND CONTINGENCIES



LITIGATION


The Company is a defendant in various lawsuits in connection with the normal conduct of its insurance operations. In the opinion of management, the ultimate resolution of such litigation will not result in any material adverse impact to the financial position of the Company as of December 31, 2000.



FINANCIAL INSTRUMENTS


The Company is a party to financial instruments with on and off-balance-sheet risk in the normal course of business to reduce its exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit and interest rate swaps. Those instruments involve, to varying degrees, elements of credit, interest rate, or liquidity risk in excess of the amount recognized in the Statutory Basis Statements of Admitted Assets, Liabilities, Surplus and Other Funds.



The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For swaps the contract or notional amounts do not represent exposure to credit loss. The Company's exposure to credit loss is limited to those financial instruments where the Company has an unrealized gain.



Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.



DECEMBER 31 (IN MILLIONS)                                       2000     1999
-----------------------------------------------------------------------------
Contract or Notional Amount Financial Instruments Whose
  Contract Amounts Represent Credit Risk:
     Commitments to Extend Credit                                  --    $5.9
Financial Instruments Whose Notional or Contract Amounts
  Exceed the Amount of Credit Risk:
     Interest Rate Swap Agreements                              $20.0    50.0
-----------------------------------------------------------------------------



Commitments to Extend Credit -- Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.



Interest Rate Swap Agreements -- The Company enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk. The amount subject to credit risk is approximately equal to the unrealized gain on the agreements. At December 31, 2000, there was no unrealized gain on the agreements.



LEASES


The Company has operating leases for office space and certain computer processing and other equipment. Rental expense for these items was $.6 million and $1.8 million for 2000 and 1999, respectively.



Future minimum aggregate rental commitments at December 31, 2000 for operating leases were as follows:



(IN MILLIONS)
--------------------------------------------------------------------------------------------
2001-$.6                                                                           2004-$ .7
2002-$.7                                                                           2005-$ .6
2003-$.7                                                           2006 and thereafter - $--
--------------------------------------------------------------------------------------------



NOTE 9. FAIR VALUE OF FINANCIAL INSTRUMENTS



The following disclosures about financial instruments, whether or not recognized in the balance sheet, are provided for financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.



Certain financial instruments and all nonfinancial instruments have been excluded from the following disclosures, accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2000 and 1999. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.



The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:



     Bonds -- The estimated market value disclosures for bonds satisfy the fair value disclosure requirements. (see Note 2)



     STOCKS -- Fair value equals carrying value for common stocks as these securities are carried at NAIC value, which approximates quoted market value. Fair value for preferred stocks equals NAIC market value, which approximates quoted market value.



     MORTGAGE LOANS ON REAL ESTATE -- The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses, using interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.



     CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS -- The carrying amounts for these assets approximate the assets' fair values.



     OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS -- The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.



     INVESTMENT CONTRACT LIABILITIES -- The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.



     The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.



     The carrying amounts reported for other investment contracts which includes retirement plan deposits, approximate those liabilities' fair value.



     CLAIM AND OTHER DEPOSIT FUNDS -- The carrying amounts for claim and other deposit funds approximate the liabilities' fair values.



     OTHER FINANCIAL INSTRUMENTS REPORTED AS LIABILITIES -- The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values.



     INTEREST RATE SWAPS -- The fair value for interest rate swaps was estimated using discounted cash flow analyses. The discount rate was based upon rates currently being offered for similar interest rate swaps available from similar counterparties.

The carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2000 and 1999, are as follows:



                                                                  2000                    1999
                                                          --------------------    --------------------
                                                          CARRYING      FAIR      CARRYING      FAIR
DECEMBER 31 (IN MILLIONS)                                  AMOUNT      VALUE       AMOUNT      VALUE
------------------------------------------------------------------------------------------------------
FINANCIAL INSTRUMENTS RECORDED AS ASSETS:
  Bonds                                                   $1,472.2    $1,458.9    $1,500.8    $1,472.2
  Stocks                                                       5.0         5.0         6.4         6.4
  Mortgage Loans on Real Estate:
     Commercial                                              248.3       251.8       268.5       265.2
     Residential and Other                                      --          --        51.5        51.2
  Policy Loans                                                84.9        84.9        84.3        84.3
  Cash and Short-Term Investments                             22.3        22.3        21.0        21.0
  Other Financial Instruments Recorded as Assets              46.2        46.2        45.4        45.4
FINANCIAL INSTRUMENTS RECORDED AS LIABILITIES:
  Investment Contracts
     Deferred Annuities                                     (495.2)     (518.5)     (645.2)     (637.8)
     Supplementary Contracts and Immediate Annuities         (34.6)      (28.6)      (36.4)      (31.6)
     Other Investment Contracts                               (8.2)       (8.2)      (11.8)      (11.8)
  Claim and Other Deposit Funds                               (9.7)       (9.7)       (8.5)       (8.5)
  Other Financial Instruments Recorded as Liabilities        (69.1)      (69.1)      (43.4)      (43.4)
OFF-BALANCE SHEET FINANCIAL INSTRUMENTS:
Interest Rate Swaps                                             --          --          --          --
------------------------------------------------------------------------------------------------------



Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.



Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                                   APPENDIX A

                               THE FIXED ACCOUNT

     The Fixed Account consists of all of our assets other than those in our separate accounts. We have complete ownership and control of all of the assets of the Fixed Account.

     Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account has not been registered under these acts. Neither the Fixed Account nor any interest in it is subject to the provisions of these acts and as a result the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. However, disclosures relating to the Fixed Account are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     We guarantee both principal and interest on amounts credited to the Fixed Account. We credit interest at an effective annual rate of at least 4%, independent of the investment experience of the Fixed Account. From time to time, we may guarantee interest at a rate higher than 4%.

     ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR A GIVEN YEAR.

     We do not use a specific formula for determining excess interest credits. However, we consider the following:

     - General economic trends,
     - Rates of return currently available on our investments,
     - Rates of return anticipated in our investments, regulatory and tax factors, and
     - Competitive factors.

     We are not aware of any statutory limitations to the maximum amount of interest we may credit and our Board of Directors has not set any limitations.

     The Fixed Accumulation Value of the Policy is the sum of the Net Premiums credited to it in the Fixed Account. It is increased by transfers and Loan Amounts from the Variable Account, and interest credits. It is decreased by Monthly Deductions and partial withdrawals taken from it in the Fixed Account and transfers to the Variable Account. The Fixed Accumulation Value will be calculated at least monthly on the monthly anniversary date.

     You may transfer all or part of your Fixed Accumulation Value to the Sub-Accounts of the Variable Account, subject to the following transfer limitations:

     - The request to transfer must be postmarked no more than 30 days before the Policy Anniversary and no later than 30 days after the Policy Anniversary. Only one transfer is allowed during this period.
     - The Fixed Accumulation Value after the transfer must be at least equal to the Loan Amount.
     - No more than 50% of the Fixed Accumulation Value (minus any Loan Amount) may be transferred unless the balance, after the transfer, would be less than $1,000. If the balance would be less than $1,000, the full Fixed Accumulation Value (minus any Loan Amount) may be transferred.
     - You must transfer at least:

       -- $500, or
       -- the total Fixed Accumulation Value (minus any Loan Amount) if less than $500.

     We make the Monthly Deduction from your Fixed Accumulation Value in proportion to the total Accumulation Value of the Policy.

     The Surrender Charge described in the Prospectus applies to the total Accumulation Value, which includes the Fixed Accumulation Value. If the Owner surrenders the Policy for its Cash Surrender Value, the Fixed Accumulation Value will be reduced by any applicable Surrender Charge, any Loan Amount and unpaid Monthly Deductions applicable to the Fixed Account.

                                   APPENDIX B

                       CALCULATION OF ACCUMULATION VALUE

     The Accumulation Value of the Policy is equal to the sum of the Variable Accumulation Value plus the Fixed Accumulation Value.

VARIABLE ACCUMULATION VALUE

     The Variable Accumulation Value is the total of your values in each Sub-Account. The value for each Sub-Account is equal to:

1 multiplied by 2, where:

1

Is your current number of Accumulation Units (described below).

2

Is the current Unit Value (described below).

     The Variable Accumulation Value will vary from Valuation Date to Valuation Date (described below) reflecting changes in 1 and 2 above.

     ACCUMULATION UNITS. When transactions are made which affect the Variable Accumulation Value, dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is found by dividing the dollar amount of the transaction by the current Unit Value.

     The number of Accumulation Units for a Sub-Account increases when:

     - Net Premiums are credited to that Sub-Account; or

     - Transfers from the Fixed Account or other Sub-Accounts are credited to that Sub-Account.

     The number of Accumulation Units for a Sub-Account decreases when:

     - You take out a Policy loan from that Sub-Account;

     - You take a partial withdrawal from that Sub-Account;

     - We take a portion of the Monthly Deduction from that Sub-Account; or

     - Transfers are made from that Sub-Account to the Fixed Account or other Sub-Accounts.

     UNIT VALUE. The Unit Value for a Sub-Account on any Valuation Date is equal to the previous Unit Value times the Net Investment Factor for that Sub-Account (described below) for the Valuation Period (described below) ending on that Valuation Date. The Unit Value was initially set at $10 when the Sub-Account first purchased Fund shares.

     NET INVESTMENT FACTOR. The Net Investment Factor is a number that reflects charges to the Policy and the investment performance during a Valuation Period of the Fund in which a Sub-Account is invested. If the Net Investment Factor is greater than one, the Unit Value is increased. If the Net investment Factor is less than one, the Unit Value is decreased. The Net Investment Factor for a Sub-Account is determined by dividing 1 by 2.

(1/2), where:

1

Is the result of:

     - The net asset value per share of the Fund shares in which the Sub-Account invests, determined at the end of the current Valuation Period;

     - Plus the per share amount of any dividend or capital gain distributions made on the Fund shares in which the Sub-Account invests during the current Valuation Period;

     - Plus or minus a per share charge or credit for any taxes reserved which we determine has resulted from the investment operations of the Sub-Account and to be applicable to the Policy.

2
Is the result of:

     - The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

     - Plus or minus a per share charge or credit for any taxes reserved for during the last prior Valuation Period which we determine resulted from the investment operations of the Sub-Account and was applicable to the Policy.

     VALUATION DATE; VALUATION PERIOD. A Valuation Date is each day the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of business of a Valuation Date and ending at the close of business on the next Valuation Date.

FIXED ACCUMULATION VALUE

     The Fixed Accumulation Value on the Policy Date is your Net Premium credited to the Fixed Account on that date minus the Monthly Deduction applicable to the Fixed Accumulation Value for the first Policy Month.

     After the Policy Date, the Fixed Accumulation Value is calculated as:

1 + 2 + 3 + 4 - 5 - 6, where:

1
Is the Fixed Accumulation Value on the preceding Monthly Anniversary, plus interest from the Monthly Anniversary to the date of the calculation.

2
Is the total of your Net Premiums credited to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date premiums are credited to the date of the calculation.

3
Is the total of your transfers from the Variable Account to the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

4
Is the total of your Loan Amount transferred from the Variable Account since the preceding Monthly Anniversary.

5
Is the total of your transfers to the Variable Account from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of transfer to the date of the calculation.

6
Is the total of your partial withdrawals from the Fixed Account since the preceding Monthly Anniversary, plus interest from the date of withdrawal to the date of the calculation.

     If the date of the calculation is a Monthly Anniversary, we also reduce the Fixed Accumulation Value by the applicable Monthly Deduction for the Policy Month following the Monthly Anniversary.

     The minimum interest rate applied in the calculation of the Fixed Accumulation Value is an effective annual rate of 4%. Interest in excess of the minimum rate may be applied in the calculation of your Fixed Accumulation Value in a manner which our Board of Directors determines.

                                   APPENDIX C
                             MONTHLY AMOUNT CHARGE
                           PER $1,000 OF FACE AMOUNT

AVERAGE AGE OF     MONTHLY AMOUNT CHARGE     AVERAGE AGE OF   MONTHLY AMOUNT CHARGE PER
JOINT INSUREDS   PER $1,000 OF FACE AMOUNT   JOINT INSUREDS     $1,000 OF FACE AMOUNT
--------------   -------------------------   --------------   -------------------------
  0-26                    $0.045                   56                   0.134
   27                      0.046                   57                   0.143
   28                      0.046                   58                   0.153
   29                      0.047                   59                   0.162
   30                      0.048                   60                   0.172
   31                      0.049                   61                   0.183
   32                      0.050                   62                   0.193
   33                      0.051                   63                   0.204
   34                      0.053                   64                   0.214
   35                      0.055                   65                   0.225
   36                      0.057                   66                   0.238
   37                      0.059                   67                   0.253
   38                      0.061                   68                   0.271
   39                      0.063                   69                   0.292
   40                      0.065                   70                   0.316
   41                      0.067                   71                   0.345
   42                      0.069                   72                   0.379
   43                      0.071                   73                   0.418
   44                      0.073                   74                   0.465
   45                      0.075                   75                   0.520
   46                      0.077                   76                   0.579
   47                      0.080                   77                   0.642
   48                      0.083                   78                   0.710
   49                      0.087                   79                   0.781
   50                      0.092                   80                   0.855
   51                      0.097                   81                   0.934
   52                      0.102                   82                   1.014
   53                      0.109                   83                   1.098
   54                      0.116                   84                   1.183
   55                      0.125                   85                   1.270

                          UNDERTAKINGS TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            "REASONABLENESS" REPRESENTATION PURSUANT TO 26(e)(2)(A)
                     OF THE INVESTMENT COMPANY ACT OF 1940


     ReliaStar Life Insurance Company of New York represents that the fees and charges deducted under the flexible premium variable life insurance policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of New York.

                                    PART II
CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

        The Facing Sheet.
        The general form of Prospectus, consisting of 94 pages.
        Undertakings to file reports.
        Rule 484 Undertaking.
        "Reasonableness" representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940.
        The signatures.

     Written consents of the following persons:


        1. Michael S. Fischer, Esq. -- Filed as part of EX-99.2.


        2. Craig A. Krogstad, FSA, MAAA -- Filed as part of EX-99.C6.

        3. Independent Auditors' Consent -- Filed as part of EX-99.C1.

     The following exhibits:


 1. The following exhibits correspond to those required by Paragraph A of the instructions as to exhibits in Form
               N-8B-2:
 A.   (1) (a)  Resolution of Board of Directors of ReliaStar Life Insurance
               Company of New York ("RLICNY") establishing the RLICNY
               Variable Life Separate Account I.(1)
          (b) Resolution of Board of Directors of RLICNY changing the name of RLICNY Separate Account I.(2)
      (2)      Not applicable.
      (3) (a)  Form of General Distributor Agreement between Washington
               Square Securities Inc. and RLICNY.(3)
          (b)  Specimens of WSSI Selling Agreements.(4)
      (4)      Not applicable.
      (5) (a) Form of Policy available (together with available Policy riders).(5)
          (b)  Revised Policy Illustration.
      (6) (a)  Amended Charter of RLICNY.(2)
          (b)  Amended Bylaws of RLICNY.(2)
      (7)      Not applicable.
      (8) (a)  Participation Agreement with Fidelity's Variable Insurance
               Products Fund and Fidelity Distributors Corporation and
               Amendment No. 1.(1)
          (b) Form of Amendment Nos. 2 and 3 to Participation Agreement with Fidelity's Variable Insurance Products Fund and
               Fidelity Distributors Corporation.(2)
          (c)  Form of Amendment No. 4 to Participation Agreement among
               Depositor and Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation.(6)
          (d)  Participation Agreement with Fidelity's Variable Insurance
               Products Fund II and Fidelity Distributors Corporation and
               Form of Amendment No. 1.(1)
          (e) Form of Amendment Nos. 2 and 3 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and
               Fidelity Distributors Corporation.(2)
          (f)  Form of Amendment No. 4 to Participation Agreement among
               Depositor and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation.(6)

          (g) Amendment No. 5 to Participation Agreement among Depositor and Fidelity's Variable Insurance Products Fund II and
               Fidelity Distributors Corporation.
          (h)  Form of Service Contract with Fidelity Distributors
               Corporation.(3)
          (i)  Form of Service Agreement with Fidelity Investments
               Institutional Operations Company, Inc.(3)
          (j)  Form of Participation Agreement with Putnam Variable Trust
               (formerly known as Putnam Capital Manager Trust) and Putnam
               Mutual Funds Corp.(3)
          (k)  Form of Amendment No. 1 to Participation Agreement with
               Putnam Variable Trust and Putnam Mutual Funds Corp.(2)
          (l)  Form of Amendment No. 2 to Participation Agreement among
               Depositor and Putnam Variable Trust and Putnam Mutual Funds
               Corp.(6)
          (m)  Form of Amendment No. 3 to Participation Agreement among
               Depositor and Putnam Variable Trust and Putnam Mutual Funds
               Corp.
          (n)  Form of Management Services Agreement with ReliaStar Life
               Insurance Company.(1)
          (o) Form of Amendment No. 1 to Participation Agreement by and between Depositor and Fred Alger Management, Inc.(6)
               Exhibit -- Form of Amendment to Participation Agreement(7)
          (p) Form of Participation Agreement by and between RLICNY and Fred Alger Management, Inc.(4)
          (q) Form of Participation Agreement by and between RLICNY and Janus Aspen Series.(4)
          (r) Form of Amendment No. 1 to Participation Agreement by and between Depositor and Janus Aspen Series.(6)
          (s)  Form of Participation Agreement by and between RLICNY,
               Neuberger Berman Advisers Management Trust, Advisers
               Managers Trust and NBMI.(4)
          (t) Form of Amendment No. 1 to Participation Agreement by and among Depositor, Neuberger Berman Advisers Management Trust,
               Advisers Managers Trust and Neuberger Berman Management
               Inc.(6)
          (u) Form of Participation Agreement by and between RLICNY and OpCap Advisors.(4)
          (v)  Amendment No. 1 to Participation Agreement by and between
               Depositor and OpCap Advisors.(6)
          (w)  Form of Service Agreement by and RLICNY and Fred Alger
               Management, Inc.(4)
          (x)  Form of Service Agreement by and between RLICNY and Janus
               Capital Corporation.(4)
          (y) Form of Service Agreement by and between RLICNY and Neuberger Berman Management Incorporated ("NBMI").(4)
          (z)  Form of Service Agreement by and between RLICNY and OpCap
               Advisors.(4)
          (aa) Form of Management Services Agreement with ReliaStar Life
               Insurance Company.(1)
          (bb) Form of Participation Agreement by and between AIM Variable
               Insurance Funds, Inc., A I M Distributors, Inc., and
               ReliaStar Life Insurance Company of New York.(7)
          (cc) Form of Administrative Services Agreement between ReliaStar
               Life Insurance Company, Northern Life Insurance Company,
               ReliaStar Life Insurance Company of New York and A I M
               Advisors, Inc.(7)
          (dd) Form of Participation Agreement by and between the GCG Trust and ReliaStar Life Insurance Company of New York.
          (ee) Form of Participation Agreement by and between ReliaStar
               Life Insurance Company of New York, Pilgrim Variable
               Products Trust, and Pilgrim Investment, Inc.
      (9)      Not applicable.

     (10)(a)   Policy application.(2)
      (b)      Supplement to Policy Application Form.(7)
 2. Opinion and Consent of Michael S. Fischer, Esquire, as to the legality of the Securities being registered. Filed as part of EX-99.2.
 3.            Not applicable.
 4.            Not applicable.



EX-99.C1.  Independent Auditors' Consent.
EX-99.C2.  Not applicable.
EX-99.C3.  Not applicable.
EX-99.C4.  See EX-99.2.
EX-99.C5.  Not applicable.
EX-99.C6.  Actuarial Opinion and Consent.
EX-99.D1.  Revised Memorandum describing RLICNY's issuance, transfer and redemption procedures for the Policies and RLICNY's procedure for conversion to a fixed benefit policy.
EX-24.     Powers of Attorney.(9)
           William D. Bonnevillle
           Stephen A. Carb
           R. Michael Conley
           Richard R. Crowl
           Paula C. Cludray-Engelke
           James G. Cochran
           James R. Gelder
           Ambassador Ulric Haynes, Jr.
           Wayne R. Huneke
           Mark S. Jordahl
           Kenneth U. Kuk
           James R. Miller
           David S. Pendergrass
           Fioravante G. Perrotta
           Rodger D. Rosenfeldt
           Robert C. Salipante
           John G. Turner
           Charles B. Updike
           Ross M. Weale


---------------
(1) Incorporated by reference to Registrant's Form S-6 Registration Statement, File No. 333-19123, filed December 31, 1996.

(2) Incorporated by reference to Registrant's Form S-6 Registration Statement, File No. 333-47527, filed March 6, 1998.

(3) Incorporated by reference to Registrant's Form S-6 Registration Statement, File No. 333-19123, filed May 9, 1997.

(4) Incorporated by reference to Registrant's Form S-6 Registration Statement, File No. 333-19123, filed August 1, 1997.

(5) Incorporated by reference to Registrant's Form 485BPOS, File No. 333-47527, filed on April 16, 1999.

(6) Incorporated by reference to Registrant's Form 485BPOS, File No. 333-19123, filed on April 30, 1999.

(7) Incorporated by reference to Registrant's Form 485BPOS, File No. 333-19123, filed on April 7, 2000.

(8) Incorporated by reference to Registrant's Form S-6 Registration Statement, File No. 333-19123, filed March 31, 2000.


(9)Incorporated by reference to Registrant's Form S-6/A Registration Statement, File No. 333-52358, filed March 16, 2001.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, the Registrant, ReliaStar Life Insurance Company of New York Variable Life Separate Account I, and ReliaStar Life Insurance Company of New York certify that they meet all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused Post-Effective Amendment No. 3 to this Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, and their seal to be hereunto affixed and attested, all in the City of Minneapolis, and in the State of Minnesota on the 20th day of April, 2001.



                                          RELIASTAR LIFE INSURANCE COMPANY OF
                                          NEW YORK


                                          VARIABLE LIFE SEPARATE ACCOUNT I


                                          (Registrant)



                                          By:RELIASTAR LIFE INSURANCE


                                             COMPANY OF NEW YORK


                                            (Depositor)



                                          By:    /s/ ROBERT C. SALIPANTE

                                            ------------------------------------

                                            Robert C. Salipante


                                            Vice Chairman and Director



(Seal)



ATTEST:



       /s/ LORALEE A. RENELT

--------------------------------------

          Loralee A. Renelt


                                          RELIASTAR LIFE INSURANCE COMPANY OF
                                          NEW YORK


                                          (Depositor)


                                          By:    /s/ ROBERT C. SALIPANTE

                                            ------------------------------------

                                            Robert C. Salipante


                                            Vice Chairman and Director



(Seal)



ATTEST:



       /s/ LORALEE A. RENELT

--------------------------------------

          Loralee A. Renelt

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 3 to this Registration Statement has been signed below by the following persons in the capacities with Reliastar Life Insurance Company of New York and on the date indicated.



                   SIGNATURE                                       TITLE                        DATE
                   ---------                                       -----                        ----

              /s/ JOHN G. TURNER*                   Chairman and Director                  April 20, 2001
------------------------------------------------
                 John G. Turner

              /s/ JAMES R. GELDER*                  President, Chief Executive Officer     April 20, 2001
------------------------------------------------    and Director
                James R. Gelder

           /s/ WILLIAM D. BONNEVILLE*               Executive Vice President and Chief     April 20, 2001
------------------------------------------------    Administrative Officer
             William D. Bonneville

              /s/ STEPHEN A. CARB*                  Director                               April 20, 2001
------------------------------------------------
                Stephen A. Carb

           /s/ PAULA CLUDRAY-ENGELKE*               Secretary                              April 20, 2001
------------------------------------------------
             Paula Cludray-Engelke

             /s/ JAMES G. COCHRAN*                  Executive Vice President               April 20, 2001
------------------------------------------------
                James G. Cochran

             /s/ R. MICHAEL CONLEY*                 Director                               April 20, 2001
------------------------------------------------
               R. Michael Conley

             /s/ RICHARD R. CROWL*                  Senior Vice President, General         April 20, 2001
------------------------------------------------    Counsel, and Director
                Richard R. Crowl

       /s/ AMBASSADOR ULRIC HAYNES, JR.*            Director                               April 20, 2001
------------------------------------------------
          Ambassador Ulric Haynes, Jr.

              /s/ WAYNE R. HUNEKE*                  Vice President, Chief Financial        April 20, 2001
------------------------------------------------    Officer and Director
                Wayne R. Huneke

              /s/ MARK S. JORDAHL*                  Vice President, Chief Investment       April 20, 2001
------------------------------------------------    Officer, and Director
                Mark S. Jordahl

              /s/ KENNETH U. KUK*                   Director                               April 20, 2001
------------------------------------------------
                 Kenneth U. Kuk

              /s/ JAMES R. MILLER*                  Vice President, Controller and         April 20, 2001
------------------------------------------------    Director
                James R. Miller

            /s/ DAVID S. PENDERGRASS                Vice President and Treasurer           April 20, 2001
------------------------------------------------
              David S. Pendergrass

          /s/ FIORAVANTE G. PERROTTA*               Director                               April 20, 2001
------------------------------------------------
             Fioravante G. Perrotta

           /s/ RODGER D. ROSENFELDT*                Executive Vice President, Chief        April 20, 2001
------------------------------------------------    Operating Officer and Director
              Rodger D. Rosenfeldt

             /s/ CHARLES B. UPDIKE*                 Director                               April 20, 2001
------------------------------------------------
               Charles B. Updike

               /s/ ROSS M. WEALE*                   Director                               April 20, 2001
------------------------------------------------
                 Ross M. Weale

          *By: /s/ MICHAEL S. FISCHER               Attorney-in-Fact pursuant to Power of Attorney dated
  -------------------------------------------       March 2001, for the above named Officers and
               Michael S. Fischer                   Directors.

                               INDEX TO EXHIBITS


EX-99.2.                 Opinion and Consent of Michael S. Fischer, Esquire,
                         as to the legality of the Securities being registered.
EX-99.C1.                Independent Auditors' Consents
EX.99-C6.                Actuarial Opinion and Consent
EX-99.1.A.5.(b)          Revised Policy Illustration
EX-99.1.A.8.(g)          Amendment No. 5 to Participation Agreement among Depositor and Fidelity's Variable Insurance Products Fund II and
                         Fidelity Distributors Corporation.
EX-99.1.A.8.(m)          Form of Amendment No. 3 to Participation Agreement among
                         Depositor and Putnam Variable Trust and Putnam Mutual Funds
                         Corp.
EX-99.1.A.8.(dd)         Form of Participation Agreement by and between the GCG Trust and ReliaStar Life Insurance Company of New York.
EX-99.1.A.8.(ee)         Form of Participation Agreement by and between ReliaStar
                         Life Insurance Company of New York, Pilgrim Variable
                         Products Trust, and Pilgrim Investment, Inc.
EX-99.D.1                Revised Memorandum describing RLICNY's issuance, transfer
                         and redemption procedures for the policies and RLICNY's
                         procedure for conversion to a fixed benefit policy.